UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:    811-07094

BlackRock New York Insured Municipal 2008 Term Trust, Inc.

(Exact name of registrant as specified in charter)

100 Bellevue Parkway, Wilmington, DE	19809

(Address of principal executive offices)	(Zip code)

Robert S. Kapito, President
BlackRock New York Insured Municipal 2008 Term Trust, Inc.

40 East 52nd Street, New York, NY 10022

(Name and address of agent for service)

Registrant's telephone number, including area code:    888-825-2257

Date of fiscal year end:    December 31, 2004

Date of reporting period:    December 31, 2004

Item 1. Reports to Shareholders.
The Registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

FIXED INCOME	LIQUIDITY	EQUITIES	ALTERNATIVES	BLACKROCK SOLUTIONS

BlackRock
Closed-End Funds
Annual Report

DECEMBER 31, 2004

BlackRock Insured Municipal 2008 Term Trust (BRM)

BlackRock Insured Municipal Term Trust (BMT)

BlackRock Municipal 2018 Term Trust (BPK)

BlackRock Municipal 2020 Term Trust (BKK)

BlackRock Municipal Target Term Trust (BMN)

BlackRock Strategic Municipal Trust (BSD)

BlackRock California Insured Municipal 2008 Term Trust (BFC)

BlackRock California Municipal 2018 Term Trust (BJZ)

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

BlackRock Florida Municipal 2020 Term Trust (BFO)

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

BlackRock New York Municipal 2018 Term Trust (BLH)

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

NOT FDIC INSURED
MAY LOSE VALUE
NO BANK GUARANTEE

TABLE OF CONTENTS

Letter to Shareholders	1

Trusts’ Summaries	2

Portfolios of Investments	15

Financial Statements

Statements of Assets and Liabilities	57

Statements of Operations	59

Statements of Changes in Net Assets	61

Financial Highlights	66

Notes to Financial Statements	79

Report of Independent Registered Public Accounting Firm	85

Directors/Trustees Information	86

Dividend Reinvestment Plans	89

Additional Information	89

Privacy Principles of the Trusts

     The Trusts are committed to maintaining the privacy of shareholders and to safeguarding their non-public personal information. The following information is provided to help you understand what personal information the Trusts collect, how we protect that information and why, in certain cases, we may share information with select other parties.

     Generally, the Trusts do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of shareholders may become available to the Trusts. The Trusts do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

     The Trusts restrict access to non-public personal information about their shareholders to BlackRock employees with a legitimate business need for the information. The Trusts maintain physical, electronic and procedural safeguards designed to protect the non-public personal information of their shareholders.

LETTER TO SHAREHOLDERS

December 31, 2004

Dear Shareholder:

     We are pleased to report that during the annual period, the Trusts provided monthly income, as well as the opportunity to invest in various portfolios of municipal securities. This report contains the Trusts’ audited financial statements and a listing of the portfolios’ holdings.

     The portfolio management team continuously monitors the municipal bond market and adjusts the portfolios in order to gain exposure to various issuers, revenue sources and security types. This strategy enables the Trusts to move among different sectors, credits and coupons to capitalize on changing market conditions.

     The following table shows the Trusts’ current yields, tax-equivalent yields, closing market prices per share and net asset values (“NAV”) per share as of December 31, 2004.

		Tax-	Closing
	Current	Equivalent	Market
Trust (Ticker)	Yield[1]	Yield[1]	Price	NAV

BlackRock Insured Municipal 2008 Term Trust (BRM)	4.87%	7.49%	$16.31	$16.75

BlackRock Insured Municipal Term Trust (BMT)	5.09	7.83	11.30	11.05

BlackRock Municipal 2018 Term Trust (BPK)	5.15	7.92	15.16	15.81

BlackRock Municipal 2020 Term Trust (BKK)	6.24	9.60	15.02	14.85

BlackRock Municipal Target Term Trust (BMN)	4.58	7.05	10.49	10.55

BlackRock Strategic Municipal Trust (BSD)	6.58	10.12	14.52	15.70

BlackRock California Insured Municipal 2008 Term Trust (BFC)	4.75	7.31	16.25	16.76

BlackRock California Municipal 2018 Term Trust (BJZ)	5.29	8.14	13.89	15.17

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)	4.73	7.28	15.85	15.91

BlackRock Florida Municipal 2020 Term Trust (BFO)	5.97	9.18	15.08	14.63

BlackRock New York Insured Municipal 2008 Term Trust (BLN)	4.66	7.17	16.09	16.56

BlackRock New York Municipal 2018 Term Trust (BLH)	4.96	7.63	14.82	15.77

BlackRock Pennsylvania Strategic Municipal Trust (BPS)	5.65	8.69	15.70	15.81

[1]	Yields are based on closing market price. Tax-equivalent yield assumes the maximum Federal tax rate of 35%.

     BlackRock, Inc. (“BlackRock”), a world leader in asset management, has a proven commitment to the municipal bond market. As of December 31, 2004, BlackRock managed over $22 billion in municipal bonds, including seven open-end and 37 closed-end municipal bond funds. BlackRock is recognized for its emphasis on risk management and proprietary analytics and for its reputation managing money for the world’s largest institutional investors. BlackRock Advisors, Inc., and its affiliate, BlackRock Financial Management, Inc., which manage the Trusts, are wholly owned subsidiaries of BlackRock.

     On behalf of BlackRock, we thank you for your continued trust and assure you that we remain committed to excellence in managing your assets.

Sincerely,

Laurence D. Fink	Ralph L. Schlosstein
Chief Executive Officer	President
BlackRock Advisors, Inc.	BlackRock Advisors, Inc.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Insured Municipal 2008 Term Trust (BRM)

Trust Information

Symbol on New York Stock Exchange:	BRM

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/04:	$16.31

Net Asset Value as of 12/31/04:	$16.75

Yield on Closing Market Price as of 12/31/04 ($16.31):[1]	4.87%

Current Monthly Distribution per Common Share:[2]	$0.066250

Current Annualized Distribution per Common Share:[2]	$0.795000

Leverage as of 12/31/04:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$16.31	$17.27	(5.56)%	$17.76	$15.87

NAV	$16.75	$17.38	(3.62)%	$17.75	$16.46

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	32%	29%

Power	22	21

Education	11	14

Industrial & Pollution Control	9	6

Transportation	8	7

Lease Revenue	6	5

Tax Revenue	5	9

Hospital	4	4

Water & Sewer	3	4

Housing	—	1

As of December 31, 2004, all long-term investments had ratings of AAA/Aaa by Standard & Poor’s (“S&P”), Moody’s Investors Service (“Moody’s”) or Fitch Ratings (“Fitch”).

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Insured Municipal Term Trust (BMT)

Trust Information

Symbol on New York Stock Exchange:	BMT

Initial Offering Date:	February 20, 1992

Termination Date (on or about):	December 31, 2010

Closing Market Price as of 12/31/04:	$11.30

Net Asset Value as of 12/31/04:	$11.05

Yield on Closing Market Price as of 12/31/04 ($11.30):[1]	5.09%

Current Monthly Distribution per Common Share:[2]	$0.047917

Current Annualized Distribution per Common Share:[2]	$0.575004

Leverage as of 12/31/04:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$11.30	$11.06	2.17%	$11.74	$10.47

NAV	$11.05	$11.40	(3.07)%	$11.72	$10.62

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	32%	35%

Education	17	15

Water & Sewer	14	14

Power	12	12

Hospital	11	10

Transportation	6	6

Lease Revenue	6	6

Tax Revenue	2	2

As of December 31, 2004, 99.4% of all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch and the remaining 0.6% was rated A+.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Municipal 2018 Term Trust (BPK)

Trust Information

Symbol on New York Stock Exchange:	BPK

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/04:	$15.16

Net Asset Value as of 12/31/04:	$15.81

Yield on Closing Market Price as of 12/31/04 ($15.16):[1]	5.15%

Current Monthly Distribution per Common Share:[2]	$0.0650

Current Annualized Distribution per Common Share:[2]	$0.7800

Leverage as of 12/31/04:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$15.16	$14.36	5.57%	$15.16	$13.59

NAV	$15.81	$15.53	1.80%	$16.05	$14.96

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

Industrial & Pollution Control	23%	23%

Hospital	21	21

City, County & State	19	12

Housing	12	10

Power	5	6

Education	5	4

Transportation	4	4

Tax Revenue	4	1

Lease Revenue	3	3

Tobacco	—	12

Other	4	4

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	15%	15%

AA/Aa	4	5

A	26	22

BBB/Baa	33	40

BB/Ba	5	2

B	4	4

Not Rated[5]	13	12

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2004, and December 31, 2003, the market value of these securities was $17,931,814 representing 4.7% and $18,920,780 representing 5.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Municipal 2020 Term Trust (BKK)

Trust Information

Symbol on New York Stock Exchange:	BKK

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 12/31/04:	$15.02

Net Asset Value as of 12/31/04:	$14.85

Yield on Closing Market Price as of 12/31/04 ($15.02):[1]	6.24%

Current Monthly Distribution per Common Share:[2]	$0.078125

Current Annualized Distribution per Common Share:[2]	$0.937500

Leverage as of 12/31/04:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$15.02	$15.00	0.13%	$15.48	$13.40

NAV	$14.85	$14.51	2.34%	$15.04	$13.53

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	28%	26%

Industrial & Pollution Control	19	13

Hospitals	14	15

Transportation	8	3

Housing	8	2

Tobacco	7	9

Lease Revenue	4	14

Tax Revenue	4	6

Education	4	6

Power	4	6

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	10%	22%

AA/Aa	4	11

A	24	18

BBB/Baa	40	34

BB/Ba	3	1

B	4	5

CC	1	—

Not Rated[5]	14	9

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2004, the market value of these securities was $8,337,760 representing 1.8% of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Municipal Target Term Trust (BMN)

Trust Information

Symbol on New York Stock Exchange:	BMN

Initial Offering Date:	September 27, 1991

Termination Date (on or about):	December 31, 2006

Closing Market Price as of 12/31/04:	$10.49

Net Asset Value as of 12/31/04:	$10.55

Yield on Closing Market Price as of 12/31/04 ($10.49):[1]	4.58%

Current Monthly Distribution per Common Share:[2]	$0.0400

Current Annualized Distribution per Common Share:[2]	$0.4800

Leverage as of 12/31/04:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$10.49	$10.95	(4.20)%	$11.55	$10.33

NAV	$10.55	$10.97	(3.83)%	$11.11	$10.55

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	38%	39%

Power	14	13

Transportation	12	11

Education	10	10

Lease Revenue	8	7

Water & Sewer	7	7

Housing	4	5

Tax Revenue	3	3

Hospital	3	4

Industrial & Pollution Control	1	1

As of December 31, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Strategic Municipal Trust (BSD)

Trust Information

Symbol on New York Stock Exchange:	BSD

Initial Offering Date:	August 25, 1999

Closing Market Price as of 12/31/04:	$14.52

Net Asset Value as of 12/31/04:	$15.70

Yield on Closing Market Price as of 12/31/04 ($14.52):[1]	6.58%

Current Monthly Distribution per Common Share:[2]	$0.079585

Current Annualized Distribution per Common Share:[2]	$0.955020

Leverage as of 12/31/04:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$14.52	$14.69	(1.16)%	$15.60	$13.03

NAV	$15.70	$15.91	(1.32)%	$16.39	$14.76

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

Hospital	20%	19%

Industrial & Pollution Control	16	16

City, County & State	13	11

Tax Revenue	9	9

Education	8	9

Transportation	8	8

Power	8	8

Water & Sewer	5	4

Housing	5	5

Lease Revenue	4	4

Tobacco	—	3

Other	4	4

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	49%	43%

AA/Aa	7	10

A	9	12

BBB/Baa	15	15

BB/Ba	6	7

B	8	7

CC	2	—

Not Rated[5]	4	6

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $6,508,720 representing 3.7% of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock California Insured Municipal 2008 Term Trust (BFC)

Trust Information

Symbol on New York Stock Exchange:	BFC

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/04:	$16.25

Net Asset Value as of 12/31/04:	$16.76

Yield on Closing Market Price as of 12/31/04 ($16.25):[1]	4.75%

Current Monthly Distribution per Common Share:[2]	$0.064375

Current Annualized Distribution per Common Share:[2]	$0.772500

Leverage as of 12/31/04:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$16.25	$17.09	(4.92)%	$17.35	$15.60

NAV	$16.76	$17.19	(2.50)%	$17.65	$16.08

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	23%	22%

Power	19	18

Lease Revenue	18	19

Education	12	11

Water & Sewer	10	10

Tax Revenue	8	8

Resource Recovery	5	5

Transportation	4	4

Hospital	1	3

As of December 31, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock California Municipal 2018 Term Trust (BJZ)

Trust Information

Symbol on New York Stock Exchange:	BJZ

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/04:	$13.89

Net Asset Value as of 12/31/04:	$15.17

Yield on Closing Market Price as of 12/31/04 ($13.89):[1]	5.29%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 12/31/04:[3]	36%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$13.89	$13.42	3.50%	$14.63	$12.88

NAV	$15.17	$14.77	2.71%	$15.25	$14.04

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	23%	18%

Transportation	19	19

Lease Revenue	15	15

Hospital	10	10

Education	8	5

Tobacco	7	11

Power	5	5

Industrial & Pollution Control	4	2

Water & Sewer	2	1

Housing	—	7

Other	7	7

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	31%	33%

AA/Aa	4	4

A	38	25

BBB/Baa	24	28

Not Rated[5]	3	10

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2004, and December 31, 2003, the market value of these securities was$3,052,217 representing 2.2% and $12,685,095 representing 9.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

Trust Information

Symbol on New York Stock Exchange:	BRF

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/04:	$15.85

Net Asset Value as of 12/31/04:	$15.91

Yield on Closing Market Price as of 12/31/04 ($15.85):[1]	4.73%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 12/31/04:[3]	38%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$15.85	$16.19	(2.10)%	$16.74	$15.06

NAV	$15.91	$16.43	(3.16)%	$16.81	$15.44

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

Tax Revenue	34%	33%

Power	15	14

Lease Revenue	12	11

Education	12	16

City, County & State	11	10

Water & Sewer	7	7

Transportation	5	6

Resource Recovery	4	3

As of December 31, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Florida Municipal 2020 Term Trust (BFO)

Trust Information

Symbol on New York Stock Exchange:	BFO

Initial Offering Date:	September 30, 2003

Termination Date (on or about):	December 31, 2020

Closing Market Price as of 12/31/04:	$ 15.08

Net Asset Value as of 12/31/04:	$ 14.63

Yield on Closing Market Price as of 12/31/04 ($15.08):[1]	5.97%

Current Monthly Distribution per Common Share:[2]	$ 0.0750

Current Annualized Distribution per Common Share:[2]	$ 0.9000

Leverage as of 12/31/04:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$15.08	$15.39	(2.01)%	$15.54	$13.00

NAV	$14.63	$14.50	0.90%	$15.08	$13.58

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

City, County & State	32%	31%

Water & Sewer	17	21

Power	9	11

Education	9	—

Tobacco	9	11

Hospitals	6	10

Lease Revenue	5	1

Tax Revenue	5	6

Industrial & Pollution Control	5	6

Transportation	3	3

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	56%	50%

AA/Aa	1	1

A	4	5

BBB/Baa	18	17

BB/Ba	2	—

Not Rated[5]	19	27

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2004, and December 31, 2003, the market value of these securities was $7,203,690 representing 5.7% and $2,097,600 representing 2.0%, respectively, of the Trust’s long-term investments.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

Trust Information

Symbol on New York Stock Exchange:	BLN

Initial Offering Date:	September 18, 1992

Termination Date (on or about):	December 31, 2008

Closing Market Price as of 12/31/04:	$16.09

Net Asset Value as of 12/31/04:	$16.56

Yield on Closing Market Price as of 12/31/04 ($16.09):[1]	4.66%

Current Monthly Distribution per Common Share:[2]	$0.0625

Current Annualized Distribution per Common Share:[2]	$0.7500

Leverage as of 12/31/04:[3]	37%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$16.09	$16.96	(5.13)%	$17.35	$15.51

NAV	$16.56	$17.13	(3.33)%	$17.52	$16.19

The following chart shows the portfolio composition of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

Transportation	24%	27%

Education	19	19

City, County & State	17	16

Water & Sewer	11	11

Hospital	9	10

Tax Revenue	7	6

Power	5	5

Housing	3	3

Lease Revenue	3	3

As of December 31, 2004, all long-term investments had ratings of AAA/Aaa by S&P, Moody’s or Fitch.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock New York Municipal 2018 Term Trust (BLH)

Trust Information

Symbol on New York Stock Exchange:	BLH

Initial Offering Date:	October 26, 2001

Termination Date (on or about):	December 31, 2018

Closing Market Price as of 12/31/04:	$14.82

Net Asset Value as of 12/31/04:	$15.77

Yield on Closing Market Price as of 12/31/04 ($14.82):[1]	4.96%

Current Monthly Distribution per Common Share:[2]	$0.06125

Current Annualized Distribution per Common Share:[2]	$0.73500

Leverage as of 12/31/04:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$14.82	$14.70	0.82%	$15.20	$13.78

NAV	$15.77	$15.53	1.55%	$16.15	$14.74

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

Education	22%	22%

Hospital	17	17

City, County & State	11	11

Transportation	11	11

Lease Revenue	11	7

Tobacco	10	10

Tax Revenue	6	6

Industrial & Pollution Control	6	6

Power	1	1

Housing	—	4

Other	5	5

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	23%	23%

AA/Aa	37	37

A	21	19

BBB/Baa	16	13

CCC/Caa	3	3

Not Rated[5]	—	5

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed all of the non-rated securities at December 31, 2003, to be of investment grade quality.

TRUST SUMMARIES
DECEMBER 31, 2004

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

Trust Information

Symbol on New York Stock Exchange:	BPS

Initial Offering Date:	August 25, 1999

Closing Market Price as of 12/31/04:	$15.70

Net Asset Value as of 12/31/04:	$15.81

Yield on Closing Market Price as of 12/31/04 ($15.70):[1]	5.65%

Current Monthly Distribution per Common Share:[2]	$0.073965

Current Annualized Distribution per Common Share:[2]	$0.887580

Leverage as of 12/31/04:[3]	35%

[1]	Yield on closing market price is calculated by dividing the current annualized distribution per share by the closing market price.
[2]	The distribution is not constant and is subject to change.
[3]	As a percentage of managed assets (as defined in Note 2 of the Notes to Financial Statements).

The table below summarizes the changes in the Trust’s market price and NAV:

	12/31/04	12/31/03	Change	High	Low

Market Price	$15.70	$15.12	3.84%	$15.92	$13.41

NAV	$15.81	$16.09	(1.74)%	$16.42	$15.30

The following charts show the portfolio composition and credit quality allocations of the Trust’s long-term investments:

Sector Breakdown

Sector	December 31, 2004	December 31, 2003

Education	24%	21%

Hospital	22	20

Transportation	19	17

Water & Sewer	8	7

Lease Revenue	6	5

Industrial & Pollution Control	5	4

Housing	3	12

City, County & State	2	5

Other	11	9

Credit Breakdown[4]

Credit Rating	December 31, 2004	December 31, 2003

AAA/Aaa	56%	52%

AA/Aa	7	14

A	19	7

BBB/Baa	12	10

BB/Ba	—	5

B	6	—

Not Rated[5]	—	12

[4]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[5]	The investment advisor has deemed certain of these non-rated securities to be of investment grade quality. As of December 31, 2003, the market value of these securities was $4,322,000 representing 9.5% of the Trust’s long-term investments.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Insured Municipal 2008 Term Trust (BRM)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—138.2%
		Alabama—2.1%
AAA	$ 2,410	Auburn Univ., 5.00%, 4/01/09, AMBAC	No Opt. Call	$2,625,454
AAA	6,555	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.25%, 1/01/09, FSA	No Opt. Call	6,949,480

				9,574,934

		Alaska—0.9%
AAA	4,000	Anchorage, GO, Ser. B, 3.75%, 7/01/09, MBIA	No Opt. Call	4,164,400

		Arizona—2.0%
AAA	4,000	Chandler, GO, Zero Coupon, 7/01/08, FGIC	No Opt. Call	3,637,680
AAA	1,000	Phoenix Str. & Hwy., 4.25%, 7/01/09, FGIC	No Opt. Call	1,065,110
AAA	4,200	Pima Cnty. Str. & Hwy., 4.125%, 7/01/09, FGIC	07/08 @ 101	4,436,250

				9,139,040

		California—2.3%
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.125%, 5/01/08, FSA	No Opt. Call	5,121,450
AAA	5,000	3.375%, 5/01/09, MBIA	No Opt. Call	5,159,400

				10,280,850

		Colorado—2.4%
AAA	2,000	E-470 Pub. Hwy. Auth., Ser. B, Zero Coupon, 9/01/11, MBIA	No Opt. Call	1,556,760
AAA	1,000	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 3.20%, 12/01/08, AMBAC	No Opt. Call	1,025,880
AAA	6,965	Regl. Transp. Dist., COP, Transp. Vehicles Proj., Ser. A, 5.00%, 6/01/08, MBIA	06/07 @ 101	7,456,520
AAA	1,000	Thornton, COP, 3.25%, 12/01/08, AMBAC	No Opt. Call	1,027,730

				11,066,890

		Delaware—0.2%
AAA	650	Delaware River & Bay Auth., 3.25%, 1/01/09, MBIA	No Opt. Call	664,917

		District of Columbia—3.1%
		Dist. of Columbia, GO,
AAA	195	Ser. B, 5.50%, 6/01/09, FSA	ETM	218,564
AAA	2,605	Ser. B, 5.50%, 6/01/09, FSA	No Opt. Call	2,894,546
AAA	10,000	Ser. B-1, 5.50%, 6/01/08, AMBAC	No Opt. Call	10,942,500

				14,055,610

		Florida—4.7%
AAA	2,280	Broward Cnty. Sch. Brd., COP, Ser. B, 4.25%, 7/01/09, FSA	No Opt. Call	2,424,484
AAA	13,890	Florida Dept. of Env. Protection Presvtn., Ser. B, 5.00%, 7/01/09, MBIA	No Opt. Call	15,225,801
AAA	1,300	Palm Beach, Restoration Proj., Ser. A, 5.00%, 1/01/09, FSA	No Opt. Call	1,416,974
AAA	2,080	Tampa Wtr. & Swr., 5.50%, 10/01/08, FSA	No Opt. Call	2,305,243

				21,372,502

		Georgia—5.8%
AAA	5,000	Georgia, GO, Ser. E, 5.25%, 2/01/10	No Opt. Call	5,567,900
AAA	20,000	Monroe Cnty., PCR, Pwr. Co. Plant Vogtle Proj., 4.20%, 1/01/12, AMBAC	No Opt. Call	21,066,600

				26,634,500

		Hawaii—3.8%
		Hawaii, GO, FSA,
AAA	6,510	Ser. CY, 4.00%, 2/01/09	No Opt. Call	6,854,770
AAA	8,045	Ser. CZ, 3.25%, 7/01/09	No Opt. Call	8,224,001
AAA	1,880	Honolulu City and Cnty., Ser. A, 5.00%, 3/01/09, MBIA	No Opt. Call	2,055,028

				17,133,799

		Illinois—17.2%
AAA	14,205	Chicago O’Hare Intl. Arpt., Ser. A, 6.25%, 1/01/08, MBIA	01/05 @ 102	14,490,805
		Chicago Park Dist., Pkg. Rev., GO,
AAA	3,290	Ser. A, 3.00%, 1/01/08, FGIC	No Opt. Call	3,347,542
AAA	1,750	Ser. A, 3.50%, 1/01/09, FGIC	No Opt. Call	1,804,618
AAA	1,000	Ser. C, 3.00%, 1/01/09, AMBAC	No Opt. Call	1,012,410
AAA	2,930	Chicago Proj. & Refdg., Ser. A, 5.00%, 1/01/09, AMBAC	No Opt. Call	3,186,697
AAA	3,105	Chicago Pub. Bldg., Ser. A, Zero Coupon, 1/01/07, MBIA	ETM	2,952,389

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		Illinois—(continued)
		Cook Cnty. High Sch.,
AAA	$ 2,000	Arlington Heights, 4.50%, 12/01/08, FSA	No Opt. Call	$2,144,840
AAA	1,175	J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	ETM	1,013,837
AAA	4,805	J. Sterling Morton Twnshp., Zero Coupon, 12/01/09, FGIC	No Opt. Call	4,090,256
AAA	8,985	Du Page Cnty. Forest Presvtn. Dist., Zero Coupon, 11/01/08	No Opt. Call	8,021,449
		Illinois, GO, Ser. 1, MBIA,
AAA	6,750	3.50%, 7/01/08	No Opt. Call	6,976,462
AAA	5,000	3.75%, 7/01/09	No Opt. Call	5,214,100
AAA	13,000	Illinois Dev. Fin. Auth., Gas Sply., 3.05%, 2/01/33, AMBAC	No Opt. Call	13,123,760
AAA	1,455	Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 3.75%, 1/01/09, FSA	No Opt. Call	1,514,088
		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., FGIC,
AAA	8,385	Zero Coupon, 6/15/08	ETM	7,634,710
AAA	215	Zero Coupon, 6/15/08	No Opt. Call	194,702
AAA	1,570	Ser. A, Zero Coupon, 6/15/08	ETM	1,429,516

				78,152,181

		Kansas—0.2%
AAA	1,000	Kansas Dev. Fin. Auth., Pub. Wtr. Sply., 4.00%, 4/01/09, AMBAC	No Opt. Call	1,050,070

		Kentucky—0.8%
AAA	3,890	Owensboro Elec. Lt. & Pwr., Ser. B, Zero Coupon, 1/01/09, AMBAC	No Opt. Call	3,459,766

		Louisiana—1.3%
AAA	5,770	Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.50%, 5/15/09, MBIA	No Opt. Call	5,920,251

		Massachusetts—0.1%
AAA	355	Massachusetts Hsg. Fin. Agcy., Hsg. Projs., Ser. A, 5.95%, 10/01/08, AMBAC	01/05 @ 101	355,955

		Michigan—6.4%
AAA	1,665	Detroit, GO, 3.50%, 4/01/09, MBIA	ETM	1,729,485
AAA	6,315	Detroit City Sch. Dist., GO, Sch. Bldg. & Site Impvt., Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	6,642,307
		Lake Orion, Cmnty. Sch. Dist., AMBAC,
AAA	3,290[3]	6.60%, 5/01/05	N/A	3,371,658
AAA	3,285[3]	6.70%, 5/01/05	N/A	3,367,585
AAA	3,000	Michigan Trunk Line, Ser. A, 4.125%, 11/01/08, FSA	No Opt. Call	3,169,830
AAA	2,535	Washtenaw Cmnty. Coll., 4.00%, 4/01/09, MBIA	No Opt. Call	2,664,006
AAA	2,695	West Ottawa Pub. Sch. Dist., GO, Ser. B, 3.50%, 5/01/09, FGIC	No Opt. Call	2,780,108
AAA	2,000	Western Twnshps. Util. Auth. Sewage Disp. Sys., 5.00%, 1/01/09, FGIC	No Opt. Call	2,175,220
AAA	2,800	Wyandotte Elec., 6.25%, 10/01/08, MBIA	No Opt. Call	3,016,552

				28,916,751

		Mississippi—0.5%
AAA	2,175	De Soto Cnty. Sch. Dist., GO, 3.25%, 2/01/09, FSA	No Opt. Call	2,219,131

		Nevada—3.0%
AAA	6,270	Clark Cnty. Sch. Dist., Ser. A, 4.00%, 6/01/09, FGIC	No Opt. Call	6,600,993
AAA	2,245	Las Vegas Clark Cnty. Library Dist., 4.75%, 2/01/09, FGIC	No Opt. Call	2,424,016
		Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	2,085	Zero Coupon, 1/01/09	No Opt. Call	1,829,796
AAA	3,585	Zero Coupon, 1/01/10	No Opt. Call	3,000,430

				13,855,235

		New Jersey—1.2%
		Monmouth Cnty. Impvt. Auth., Gov’t. Loan,
AAA	1,220	3.10%, 4/15/09, AMBAC	No Opt. Call	1,240,057
AAA	1,000	5.00%, 12/01/08, FSA	No Opt. Call	1,093,230
AAA	1,220	New Jersey Econ. Dev. Auth., Econ. Recovery Fund, Ser. A, 4.50%, 3/15/09, MBIA	No Opt. Call	1,306,998
AAA	1,750	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. C, 5.25%, 12/15/08, AMBAC	No Opt. Call	1,927,590

				5,567,875

		New Mexico—1.1%
AAA	2,030	Farmington Util. Sys., Ser. A, 3.50%, 5/15/09, FSA	No Opt. Call	2,090,433
AAA	2,600	New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.80%, 6/01/08, MBIA	No Opt. Call	2,700,152

				4,790,585

		New York—13.2%
AAA	2,000	Erie Cnty., Pub. Impvt., Ser. A, 4.50%, 3/15/09, FGIC	No Opt. Call	2,145,080
AAA	15,915	New York, GO, Ser. F, 5.25%, 9/15/09, MBIA	09/08 @ 101	17,440,930

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			New York—(continued)
			New York City, GO, MBIA,
AAA	$ 5,000		Ser. E, 6.125%, 8/01/06	No Opt. Call	$5,299,150
AAA	15,500		Ser. E, 6.20%, 8/01/07	No Opt. Call	16,960,410
AAA	2,890	[3]	Ser. G, 5.75%, 2/01/06	N/A	3,045,511
AAA	2,110		Ser. G, 5.75%, 2/01/08	02/06 @ 101.5	2,220,522
AAA	4,250		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.50%, 2/15/09, AMBAC	No Opt. Call	4,376,353
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	1,030		6.50%, 5/15/07	01/05 @ 102	1,055,894
AAA	80		6.50%, 11/15/07	01/05 @ 102	82,011
			New York Thruway Auth. Svc. Contract Rev., Local Hwy. and Brdg., Ser. A, MBIA,
AAA	680	[3]	5.40%, 1/01/05	N/A	693,600
AAA	2,715		5.40%, 1/01/09	01/05 @ 102	2,775,327
AAA	4,000		Port Auth. of NY & NJ, Ser. 129, 2.875%, 11/01/08, FSA	No Opt. Call	4,063,040

					60,157,828

			North Carolina—8.1%
			No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B,
AAA	13,500		6.125%, 1/01/09, FGIC	No Opt. Call	15,253,785
AAA	5,000		7.00%, 1/01/08, CAPMAC	No Opt. Call	5,642,550
AAA	14,675		7.25%, 1/01/07, CAPMAC	No Opt. Call	16,118,433

					37,014,768

			Ohio—0.5%
AAA	2,000		Ohio Bldg. Auth., Ser. A, Workers Comp. Facs., 5.00%, 4/01/09, FGIC	No Opt. Call	2,181,320

			Oregon—1.9%
AAA	1,285		Lane Cnty. Sch. Dist., No. 4, 3.00%, 1/01/09, FSA	No Opt. Call	1,303,376
			Oregon Dept. of Admin. Svcs., FSA,
AAA	2,905		COP, 5.00%, 11/01/08	No Opt. Call	3,166,973
AAA	2,255		Lottery Rev., Ser. C, 3.125%, 4/01/09	No Opt. Call	2,295,815
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.75%, 6/15/08, MBIA	No Opt. Call	2,081,320

					8,847,484

			Pennsylvania—11.8%
AAA	1,460		Bensalem Twnshp. Sch. Dist., GO, 3.25%, 8/15/09, FGIC	No Opt. Call	1,490,120
AAA	1,500		Bristol Twnshp. Sch. Dist., 4.25%, 2/15/09, FGIC	No Opt. Call	1,591,665
			Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., MBIA,
AAA	6,910		Ser. A, 6.25%, 7/01/08	01/05 @ 100	6,928,035
AAA	3,530		Ser. B, 6.25%, 7/01/08	ETM	3,777,630
AAA	3,500		Indiana Cnty. Indl. Dev. Auth., PCR, Elec. & Gas Corp. Proj., Ser. A, 6.00%, 6/01/06, MBIA	No Opt. Call	3,676,015
AAA	16,250		Lehigh Cnty. Indl. Dev. Auth., PCR, 3.125%, 11/01/08, AMBAC	No Opt. Call	16,611,725
			Pennsylvania Dept. of Gen. Svcs., COP, FSA,
AAA	2,075		4.50%, 5/01/08	No Opt. Call	2,202,363
AAA	2,120		4.50%, 11/01/08	No Opt. Call	2,268,782
AAA	2,165		4.50%, 5/01/09	No Opt. Call	2,321,075
AAA	2,220		4.50%, 11/01/09	No Opt. Call	2,392,183
AAA	3,175		Philadelphia, GO, 4.10%, 9/15/08, FSA	No Opt. Call	3,346,228
AAA	3,125		Pittsburgh Pub. Pkg. Auth., Pkg. Rev., 3.25%, 12/01/08, AMBAC	No Opt. Call	3,198,750
AAA	3,955		West Chester Area Sch. Dist., GO, Ser. AA, 3.65%, 1/15/09, MBIA	07/07 @ 100	4,063,762

					53,868,333

			South Carolina—0.8%
AAA	2,020		Chester Cnty. Sch. Dist., 3.25%, 2/01/09, FSA	No Opt. Call	2,068,823
AAA	1,705		Lexington Cnty. Sch. Dist. 1, COP, 3.50%, 3/01/09, AMBAC	No Opt. Call	1,763,669

					3,832,492

			Tennessee—0.2%
AAA	1,000		Clarksville Wtr., Swr. & Gas Rev., 4.30%, 2/01/09, FSA	No Opt. Call	1,062,480

			Texas—23.6%
AAA	5,380		Austin, GO, Pub. Impvt., 3.50%, 9/01/08, FSA	No Opt. Call	5,568,623
			Austin Util. Sys.,
AAA	11,515		Ser. A, Zero Coupon, 11/15/08, MBIA	No Opt. Call	10,315,252
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, AMBAC	No Opt. Call	4,289,050
AAA	5,000		Ser. A, Zero Coupon, 11/15/09, MBIA	No Opt. Call	4,289,050
AAA	5,000		6.625%, 11/15/08, AMBAC	No Opt. Call	5,712,800

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Texas—(continued)
			Coppell Indpt. Sch. Dist., MBIA,
AAA	$ 1,430		6.10%, 8/15/09	ETM	$1,629,642
AAA	620		6.10%, 8/15/09	02/05 @ 100	622,722
AAA	2,500		Dallas Wtr. Wks. & Swr. Sys., 3.50%, 4/01/09, FSA	No Opt. Call	2,572,450
AAA	2,000		Houston Pub. Impvt., Ser. A-1, 5.00%, 3/01/09, MBIA	No Opt. Call	2,178,780
AAA	4,390		Houston Indpt. Sch. Dist., Zero Coupon, 8/15/09, AMBAC	No Opt. Call	3,804,242
			Lower Colorado River Auth.,
AAA	2,010		3.50%, 5/15/09, MBIA	No Opt. Call	2,069,838
AAA	2,690		5.25%, 5/15/09, FSA	No Opt. Call	2,962,174
AAA	1,650		Lubbock Cnty., 3.50%, 2/15/09, FGIC	No Opt. Call	1,700,358
AAA	1,500		North Texas Tollway Auth., Ser. C, 5.00%, 1/01/09, FSA	No Opt. Call	1,628,445
AAA	6,000		San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/10, FGIC	ETM	5,019,240
AAA	9,050		Tarrant Regl. Wtr. Dist. Impvt., 3.50%, 3/01/09, FSA	No Opt. Call	9,325,392
			Texas Mun. Pwr. Agcy., AMBAC,
AAA	980		Zero Coupon, 9/01/08	ETM	888,801
AAA	14,020		Zero Coupon, 9/01/08	No Opt. Call	12,637,628
AAA	1,045		Zero Coupon, 9/01/09	ETM	912,651
AAA	15,130		Zero Coupon, 9/01/09	No Opt. Call	13,081,095
			Texas Pub. Fin. Auth.,
AAA	2,270		3.50%, 2/01/09, FGIC	No Opt. Call	2,337,782
AAA	3,000		Ser. A, 5.50%, 2/01/09, AMBAC	02/08 @ 101	3,278,280
AAA	5,900		Ser. B, 6.25%, 2/01/09, AMBAC	No Opt. Call	6,685,408
AAA	1,825		Williamson Cnty., GO, Ser. B, 5.00%, 2/15/09, FSA	No Opt. Call	1,986,494
AAA	2,275		Ysleta Indpt. Sch. Dist., GO, Zero Coupon, 8/15/08	No Opt. Call	2,050,344

					107,546,541

			Utah—3.2%
			Intermountain Pwr. Agcy. Sply., Ser. B, MBIA,
AAA	2,215		6.00%, 7/01/07	ETM	2,412,711
AAA	1,285		6.00%, 7/01/07	No Opt. Call	1,392,542
AAA	10,300	[3]	Utah, GO, Ser. F, 5.00%, 7/01/07	N/A	10,971,560

					14,776,813

			Washington—10.5%
AAA	1,250		Clark Cnty. Pub. Util. Dist., No. 1 Elec. Rev., 5.00%, 1/01/09, MBIA	No Opt. Call	1,357,037
			King Cnty., GO,
AAA	3,060		Pub. Transp. Sales Tax, 3.50%, 12/01/08, FSA	No Opt. Call	3,154,707
AAA	12,850		Ser. D, 5.55%, 12/01/08, MBIA	12/07 @ 102	14,149,906
AAA	5,710		Seattle Impvt. Ltd. Tax, 4.00%, 7/01/08, FSA	No Opt. Call	5,973,003
			Washington Hlth. Care Fac. Auth., Catholic Hlth. Initiatives Proj., Ser. A, MBIA,
AAA	1,010		5.30%, 12/01/08	No Opt. Call	1,104,334
AAA	1,000		5.40%, 12/01/10	06/10 @ 101	1,111,250
AAA	2,045		Washington Motor Vehicle Fuel Tax, GO, 4.00%, 7/01/09, MBIA	No Opt. Call	2,155,798
			Washington Pub. Pwr. Sply.,
AAA	11,000		Ser. A, 5.80%, 7/01/07, FSA	No Opt. Call	11,867,900
AAA	5,550		Nuclear Proj. No. 3, Zero Coupon, 7/01/07, MBIA	No Opt. Call	5,154,840
AAA	2,000		Nuclear Proj. No. 3, Zero Coupon, 7/01/08, MBIA	No Opt. Call	1,797,080

					47,825,855

			West Virginia—1.5%
AAA	1,550		West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, 4.25%, 6/01/08, MBIA	No Opt. Call	1,632,290
			West Virginia Higher Ed. Policy Comm. Rev., Ser. A, MBIA,
AAA	2,455		St. Coll. Fac. Proj., 5.00%, 4/01/09	No Opt. Call	2,672,439
AAA	2,135		Univ. Facs. Proj., 5.00%, 4/01/09	No Opt. Call	2,324,097

					6,628,826

			Wisconsin—3.2%
			Wisconsin, GO,
AAA	7,705		Ser. A, 4.00%, 5/01/09, FGIC	No Opt. Call	8,117,217
AAA	6,080		Ser. C, 4.00%, 5/01/09, MBIA	No Opt. Call	6,405,280

					14,522,497

			Wyoming—0.6%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,270		3.75%, 1/15/09	No Opt. Call	1,319,581
AAA	1,395		3.75%, 7/15/09	No Opt. Call	1,452,795

					2,772,376

			Total Long-Term Investments (cost $592,663,417)		629,412,855

See Notes to Financial Statements.

BlackRock Insured Municipal 2008 Term Trust (BRM) ( continued)

	Principal
Rating[1]	Amount
(unaudited)	(000)		Description	Value

			SHORT-TERM INVESTMENTS—19.5%
			Illinois—1.5%
A1+	$ 6,600	[4]	Joliet Regl. Port Dist., Marine Term. Rev., Exxon Corp. Proj., 1.82%, 1/03/05, FRDD	$6,600,000

			Kansas—1.0%
A1+	4,655	[4]	Kansas Dept. Transp. Hwy., Ser. B-1, 1.89%, 1/03/05, FRDD	4,655,000

			Michigan—0.3%
			Detroit, Swr. Disp. Rev.,
A1+	995	[4]	Ser. A, 1.95%, 1/05/05, MBIA, FRWD	997,297
A1+	500	[4]	Ser. C-1, 1.95%, 1/06/05, FSA, FRWD	500,000

				1,497,297

			New York—1.5%
F1+	7,000	[4]	New York City, GO, Ser. H-7, 1.93%, 1/03/05, FRDD	7,000,000

			North Carolina—4.0%
A1+	7,540	[4]	Buncombe Cnty. Met. Swr. Dist., Swr. Sys. Rev., 1.99%, 1/06/05, XLCA, FRWD	7,540,000
A1 +	10,550	[4]	Mecklenburg Cnty., Ser. C, 2.00%, 1/06/05, FRWD	10,550,000

				18,090,000

			Ohio—2.9%
VMIG1	5,000	[4]	Hamilton Elec. Rev., Ser. B, 1.99%, 1/06/05, FSA, FRWD	5,000,000
VMIG1	8,105	[4]	Univ. of Akron, 1.99%, 1/06/05, FGIC, FRWD	8,105,000

				13,105,000

			Pennsylvania—2.2%
VMIG1	10,040	[4]	Pennsylvania Higher Ed. Facs. Auth., St. Sys. Higher Ed., Ser. A, MBIA, FRWD, 1.95%, 1/06/05	10,040,000

			Tennessee—4.4%
			Clarksville Pub. Bldg. Auth., FRDD,
VMIG1	13,100	[4]	1.99%, 1/03/2005	13,100,000
VMIG1	7,100	[4]	Pooled Fin. Mun. Bond Fund, 1.99%, 1/03/05	7,100,000

				20,200,000

			Puerto Rico—1.2%
A-1	3,000	[4]	Puerto Rico Gov’t. Dev. Bank, 1.92%, 1/05/05, MBIA, FRWD	3,000,000
A1+	2,500	[4]	Puerto Rico Hwy. & Transp. Auth., Transp. Rev., Ser. A, 1.95%, 1/06/05, AMBAC, FRWD	2,500,000

				5,500,000

	Shares
	(000)

			Money Market Fund—0.5%
	2,300		AIM Tax Free Investment Co. Cash Reserve Portfolio	2,300,000

			Total Short-Term Investments (cost $88,987,297)	88,987,297

			Total Investments—157.7% (cost $681,650,714)	$718,400,152
			Other assets in excess of liabilities—1.8%	8,320,991
			Preferred shares at redemption value, including dividends payable—(59.5)%	(271,060,913)

			Net Assets Applicable to Common Shareholders—100%	$455,660,230

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 89.4% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Company	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Insured Municipal Term Trust (BMT)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—136.0%
		Alabama—0.9%
AAA	$ 1,410	Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.50%, 3/01/11, MBIA	No Opt. Call	$1,513,254
AAA	1,000	Birmingham Jefferson Civic Ctr. Auth., Ser. A, 4.375%, 1/01/11, FSA	No Opt. Call	1,064,700

				2,577,954

		Alaska—8.0%
		Anchorage, GO, Ser. B,
AAA	14,345	4.125%, 7/01/11, MBIA	No Opt. Call	15,099,690
AAA	6,000	4.625%, 7/01/10, FGIC	No Opt. Call	6,480,540
AAA	1,260	Univ. of Alaska, Ser. K, 3.75%, 10/01/10, FGIC	No Opt. Call	1,304,050

				22,884,280

		Arizona—3.1%
AAA	1,000	Arizona St. Univ., 4.20%, 7/01/11, FGIC	No Opt. Call	1,061,790
AAA	1,030	Mesa, GO, Ser. A, 3.75%, 7/01/10, FGIC	No Opt. Call	1,071,468
AAA	6,340	Pima Cnty. Str. & Hwy., 4.25%, 7/01/11, FGIC	07/08 @ 101	6,627,709

				8,760,967

		Arkansas—0.2%
AAA	500	Little Rock, Cap. Impvt., 4.00%, 4/01/11, FSA	No Opt. Call	522,730

		California—6.8%
AAA	145	California, GO, 6.80%, 11/01/10, FGIC	05/05 @ 102	150,084
		California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A,
AAA	5,000	3.60%, 5/01/10, AMBAC	No Opt. Call	5,186,350
AAA	3,500	3.70%, 5/01/11, MBIA	No Opt. Call	3,617,565
AAA	6,100	Contra Costa Trans. Auth., Sales Tax Rev., 6.50%, 3/01/09, FGIC	ETM	6,836,331
AAA	3,065	Los Angeles Cnty., Asset Leasing Corp., 6.05%, 12/01/10, AMBAC	No Opt. Call	3,587,276

				19,377,606

		Colorado—1.2%
AAA	3,245	Weld Cnty. Sch. Dist. No. 6, 3.75%, 12/01/10, FSA	No Opt. Call	3,375,741

		Delaware—0.4%
AAA	1,015	Delaware River & Bay Auth., 3.75%, 1/01/11, MBIA	No Opt. Call	1,050,241

		District of Columbia—3.9%
AAA	10,000	Dist. of Columbia, GO, Ser. B, 5.50%, 6/01/11, FSA	No Opt. Call	11,260,600

		Florida—0.9%
AAA	2,320	Tampa Wtr. & Swr., 5.50%, 10/01/10, FSA	No Opt. Call	2,623,572

		Hawaii—4.5%
AAA	11,080	Hawaii, GO, Ser. CN, 5.25%, 3/01/11, FGIC	03/07 @ 102	11,883,854
AAA	1,000	Univ. of Hawaii, Univ. Sys., 3.875%, 7/15/10, FGIC	No Opt. Call	1,045,300

				12,929,154

		Illinois—17.1%
		Chicago, GO, Ser. A,
AAA	4,000	4.375%, 1/01/11, AMBAC	No Opt. Call	4,265,520
AAA	1,790	5.00%, 1/01/11, MBIA	No Opt. Call	1,969,447
		Chicago Park Dist., Pkg. Rev., GO, Ser. A, FGIC,
AAA	3,120	3.50%, 1/01/10	No Opt. Call	3,194,693
AAA	3,695	4.00%, 1/01/11	No Opt. Call	3,865,191
AAA	1,000	Du Page & Cook Cntys. Sch. Dist., GO, 4.50%, 1/01/11, FGIC	No Opt. Call	1,073,160
AAA	1,750	Du Page & Will Cntys. Sch. Dist., GO, 4.25%, 12/30/10, FGIC	No Opt. Call	1,861,143
		Du Page Cnty. Forest Presvtn. Dist.,
AAA	5,000	Zero Coupon, 11/01/10	No Opt. Call	4,041,250
AAA	11,965	Zero Coupon, 11/01/11	No Opt. Call	9,211,853
		Illinois, GO, Ser. 1,
AAA	1,500	4.50%, 2/01/11, FGIC	No Opt. Call	1,610,235
AAA	2,000	4.50%, 4/01/11, FSA	No Opt. Call	2,147,080
AAA	4,000	5.25%, 2/01/11, FGIC	No Opt. Call	4,458,520
AAA	5,000	Illinois Edl. Fac. Auth., 5.70%, 7/01/13, FGIC	01/05 @ 101	5,068,200
AAA	2,265	Kane & Du Page Cntys. Sch. Dist., GO, Ser. A, 4.00%, 1/01/11, FSA	No Opt. Call	2,369,326

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Illinois—(continued)
AAA	$1,500		Lake Cnty. Cmnty. Cons. Sch. Dist., Number 050 Woodland Sch. Proj., 3.625%, 1/01/11, FGIC	No Opt. Call	$1,538,610
AAA	1,025		Orland Park, GO, Ser. A, 3.50%, 12/01/10, FGIC	No Opt. Call	1,048,063
AAA	1,075		Rockford Sch. Dist., GO, 4.30%, 2/01/11, FGIC	No Opt. Call	1,142,822

					48,865,113

			Indiana—3.9%
AAA	2,635		Indiana Mun. Pwr. Agcy., Pwr. Sply. Sys., Ser. A, 4.50%, 1/01/11, AMBAC	No Opt. Call	2,818,844
			Indianapolis Loc. Pub. Impvt. Bond Bank, Wtr. Wks. Proj., Ser. A, MBIA,
AAA	2,085		4.25%, 7/01/10	No Opt. Call	2,211,643
AAA	2,815		4.375%, 1/01/11	No Opt. Call	2,992,373
AAA	2,950		4.375%, 7/01/11	No Opt. Call	3,140,953

					11,163,813

			Kansas—0.7%
			Kansas Dev. Fin. Auth., Pub. Wtr. Sply., AMBAC,
AAA	1,025		4.125%, 4/01/10	No Opt. Call	1,082,011
AAA	1,000		4.25%, 4/01/11	No Opt. Call	1,059,500

					2,141,511

			Kentucky—3.6%
AAA	12,675		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care Inc. Proj., Ser. B, Zero Coupon, 10/01/10, MBIA	No Opt. Call	10,252,681

			Louisiana—1.8%
AAA	5,000		Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. B, 4.00%, 5/15/11, MBIA	No Opt. Call	5,196,250

			Michigan—2.3%
			Detroit, GO, MBIA,
AAA	1,580		4.00%, 4/01/10	No Opt. Call	1,656,014
AAA	1,955		4.00%, 4/01/11	No Opt. Call	2,046,122
AAA	70		Michigan Mun. Bd. Auth., Ser. A, 6.50%, 11/01/12, MBIA	01/05 @ 101	70,251
AAA	2,810		Wyandotte City Sch. Dist., Bldg. & Site, 4.00%, 5/01/11, FSA	No Opt. Call	2,937,658

					6,710,045

			Minnesota—1.8%
AAA	2,800		Hopkins Indpt. Sch. Dist. No. 270, GO, Ser. B, 4.00%, 2/01/11, FSA	No Opt. Call	2,930,564
A+	2,180		So. Minnesota Mun. Pwr. Agcy., Ser. B, 5.75%, 1/01/11	ETM	2,216,886

					5,147,450

			Nevada—1.8%
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	3,795		Zero Coupon, 1/01/11	No Opt. Call	3,025,488
AAA	2,870		Zero Coupon, 1/01/12	No Opt. Call	2,174,570

					5,200,058

			New Jersey—0.4%
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan, 3.375%, 12/01/10, FSA	No Opt. Call	1,020,140

			New Mexico—3.7%
AAA	1,750		Las Cruces Sch. Dist. No. 002, GO, 5.25%, 8/01/11, FSA	08/09 @ 100	1,912,487
			New Mexico Fin. Auth., Pub. Proj., Ser. A, MBIA,
AAA	1,433		3.40%, 6/01/11	No Opt. Call	1,447,789
AAA	1,345		4.20%, 6/01/10	No Opt. Call	1,421,517
AAA	3,260		4.30%, 6/01/11	No Opt. Call	3,462,250
AAA	2,230		New Mexico Hwy. Comm., Ser. B, 4.75%, 6/15/11, AMBAC	ETM	2,435,227

					10,679,270

			New York—10.6%
AAA	8,950		Long Island Pwr. Auth., Elec. Sys. Rev., Ser. A, 5.50%, 12/01/10, AMBAC	No Opt. Call	10,116,275
			New York Env. Fac. Corp., PCR, Ser. D,
AAA	1,010		6.70%, 5/15/09	01/05 @ 102	1,035,553
AAA	785		6.80%, 5/15/10	01/05 @ 102	804,923
			New York Med Care Fac. Fin., New York Hosp. Proj., Ser. A, AMBAC,
AAA	9,715	[3]	6.60%, 2/15/05	N/A	9,960,790
AAA	2,695	[3]	6.625%, 2/15/05	N/A	2,763,264
AAA	5,000		New York Thruway Auth., Personal Income Tax Rev., Ser. A, 5.00%, 3/15/11, FSA	No Opt. Call	5,531,450

					30,212,255

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		Ohio—0.7%
AAA	$ 1,000	Akron, GO, 4.00%, 12/01/10, MBIA	No Opt. Call	$1,050,960
AAA	1,015	Univ. of Cincinnati, Ser. G, 3.50%, 6/01/09, AMBAC	No Opt. Call	1,047,642

				2,098,602

		Oregon—3.9%
AAA	1,995	Lane Cnty. Sch. Dist. No. 4, 3.75%, 1/01/11, FSA	No Opt. Call	2,063,169
AAA	1,000	Oregon Dept. of Admin. Svcs., Lottery Rev., Ser. C, 3.50%, 4/01/11, FSA	No Opt. Call	1,021,360
		Washington & Clackamas Cntys. Sch. Dist., GO, MBIA,
AAA	3,820	4.00%, 6/15/10	No Opt. Call	4,020,321
AAA	3,720	4.00%, 6/15/11	No Opt. Call	3,909,720

				11,014,570

		Pennsylvania—9.3%
AAA	2,430	Central York Sch. Dist., GO, 4.125%, 6/01/11, FGIC	No Opt. Call	2,563,529
AAA	3,530	Dauphin Cnty. Gen. Auth., HAPSCO-Western Pennsylvania Hosp. Proj., Ser. B,
		6.25%, 7/01/08, MBIA	ETM	3,777,629
AAA	7,500	Pennsylvania Higher Edl. Facs. Auth., Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A,
		5.25%, 8/01/10, FSA	08/09 @ 101	8,234,025
AAA	2,100	Philadelphia Wtr. & Wst., 5.625%, 6/15/08, AMBAC	No Opt. Call	2,310,882
AAA	7,000	Pittsburgh, GO, Ser. A, 5.20%, 3/01/10, FGIC	09/05 @ 100	7,129,290
AAA	1,075	State Pub. Sch. Bldg. Auth., York Sch. Dist. Proj., 4.75%, 5/01/11, FSA	No Opt. Call	1,171,567
AAA	1,250	Wilson Sch. Dist., GO, 4.00%, 5/15/10, FSA	No Opt. Call	1,311,438

				26,498,360

		Rhode Island—1.9%
AAA	5,000	Rhode Island & Providence Plantations, GO, Ser. B, 4.20%, 6/01/10, FGIC	ETM	5,330,650
AAA	235	Rhode Island Clean Wtr. Protection Fin. Agcy., PCR, Ser. A, 6.70%, 10/01/10, MBIA	04/05 @ 100	237,543

				5,568,193

		Tennessee—0.8%
		Clarksville Wtr., Swr. & Gas, FSA,
AAA	1,005	4.45%, 2/01/10	No Opt. Call	1,075,521
AAA	1,100	4.65%, 2/01/11	No Opt. Call	1,189,254

				2,264,775

		Texas—15.5%
AAA	1,090	Addison, GO, 3.375%, 2/15/11, FGIC	No Opt. Call	1,101,696
		Bexar Met. Wtr. Dist., Wtr. Wks. Sys., FSA,
AAA	1,085	3.70%, 5/01/10	No Opt. Call	1,119,373
AAA	1,090	3.80%, 5/01/11	No Opt. Call	1,125,861
AAA	2,000	Dallas Rapid Transit, 4.30%, 12/01/10, AMBAC	No Opt. Call	2,128,560
		Harris Cnty., GO,
AAA	1,500	Ser. A, 5.00%, 10/01/10, FSA	No Opt. Call	1,650,375
AAA	330	Ser. B, Zero Coupon, 8/15/08, FGIC	ETM	299,647
AAA	2,255	Ser. B, Zero Coupon, 8/15/08, FGIC	No Opt. Call	2,035,949
		Houston, GO, MBIA,
AAA	5,000	Ser. A, 5.00%, 3/01/11	No Opt. Call	5,504,900
AAA	2,000	Ser. A1, 5.00%, 3/01/11	No Opt. Call	2,201,960
AAA	2,490	Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.50%, 3/01/11, FGIC	No Opt. Call	2,666,591
AAA	10,440	Houston Wtr. & Swr. Sys., Ser. C, Zero Coupon, 12/01/10, AMBAC	No Opt. Call	8,530,419
AAA	5,550	Katy Indpt. Sch. Dist., GO, Ser. A, Zero Coupon, 2/15/11	No Opt. Call	4,449,324
AAA	4,000	Texas Mun. Pwr. Agcy., 5.50%, 9/01/10, MBIA	No Opt. Call	4,505,360
AAA	2,245	Texas Pub. Fin. Auth., 4.00%, 2/01/11, FGIC	No Opt. Call	2,340,839
AAA	1,250	Texas Tech Univ. Revs., Ser. 9, 5.00%, 2/15/11, AMBAC	No Opt. Call	1,372,500
AAA	1,630	Texas Univ. Sys. Fin., 3.50%, 3/15/11, FSA	No Opt. Call	1,655,395
AAA	1,500	Univ. of Houston, Ser. A, 4.00%, 2/15/10, FSA	No Opt. Call	1,570,545

				44,259,294

		Utah—2.2%
AAA	3,470	Intermountain Pwr. Agcy. Sply., Ser. A, 5.25%, 7/01/11, MBIA	07/09 @ 101	3,824,703
AAA	3,175	Salt Lake Cnty. Wtr. Conservancy Dist., Ser. A, Zero Coupon, 10/01/10, AMBAC	No Opt. Call	2,590,038

				6,414,741

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Washington—12.8%
AAA	$ 7,345		Benton Cnty. Sch. Dist. No. 17, GO, Kennewick Sch. Proj., 4.50%, 12/01/10, FSA	No Opt. Call	$7,895,875
AAA	1,000		Chelan Cnty. Sch. Dist., GO, 4.50%, 12/01/10, FSA	No Opt. Call	1,075,000
AAA	3,000		Clark Cnty. Pub. Util. Dist. No. 1, Elec. Rev., 4.50%, 1/01/11, AMBAC	No Opt. Call	3,207,630
AAA	2,040		Clark Cnty. Sch. Dist. No. 114, Evergreen, GO, 4.125%, 12/01/10, FSA	No Opt. Call	2,151,996
AAA	1,010		Tacoma, GO, 4.625%, 12/01/10, FGIC	No Opt. Call	1,092,507
			Washington, GO, MBIA,
AAA	5,000		Ser. A, 5.50%, 7/01/11	07/09 @ 100	5,530,150
AAA	1,505		Ser. R, 3.125%, 1/01/11	No Opt. Call	1,497,264
			Washington Pub. Pwr. Sply. Sys., MBIA,
AAA	1,300		Ser. B, Zero Coupon, 7/01/10	No Opt. Call	1,068,210
AAA	9,160		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	ETM	7,686,889
AAA	3,745		Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/10	No Opt. Call	3,077,266
AAA	2,280		Whatcom Cnty. Sch. Dist. No. 503, GO, 4.50%, 12/01/10, FSA	No Opt. Call	2,451,000

					36,733,787

			West Virginia—3.5%
			West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub., Ser. A, MBIA,
AAA	3,705		4.50%, 6/01/10	No Opt. Call	3,970,760
AAA	4,420		4.50%, 6/01/11	No Opt. Call	4,745,002
AAA	1,170		West Virginia Sch. Bldg. Auth., 4.00%, 7/01/11, AMBAC	No Opt. Call	1,223,048

					9,938,810

			Wisconsin—5.7%
AAA	1,045		Appleton Wtr. Wks., 4.375%, 1/01/11, FGIC	No Opt. Call	1,110,260
			Wisconsin Clean Wtr., Ser. 2, MBIA,
AAA	4,640		4.00%, 6/01/10	No Opt. Call	4,858,034
AAA	9,850		4.00%, 6/01/11	No Opt. Call	10,291,280

					16,259,574

			Wyoming—2.1%
			Albany Cnty. Impvts. Statutory Trust, COP, MBIA,
AAA	1,325		4.00%, 1/15/10	No Opt. Call	1,386,400
AAA	1,450		4.00%, 7/15/10	No Opt. Call	1,519,571
AAA	1,480		4.00%, 1/15/11	No Opt. Call	1,542,782
AAA	1,510		4.00%, 7/15/11	No Opt. Call	1,578,826

					6,027,579

			Total Long-Term Investments (cost $363,210,487)		389,029,716

			SHORT-TERM INVESTMENTS—21.9%
			Florida—2.6%
A1+	7,500	[4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B, 2.00%, 1/06/05, FGIC, FRWD	N/A	7,500,000

			Kansas—3.5%
A1+	10,000	[4]	Kansas Dept. Transp. Hwy., Ser. B-1, 1.89%, 1/03/05, FRDD	N/A	10,000,000

			Massachusetts—4.6%
A1+	13,245	[4]	Massachusetts Dev. Fin. Agcy., Boston Univ. Proj., Ser. R-2, 1.89%, 1/03/05, XLCA, FRDD	N/A	13,245,000

			New York—2.1%
A1+	6,000	[4]	New York City Transl. Fin. Auth., Ser. A-1, 2.00%, 1/05/05, FRWD	N/A	6,000,000

			North Carolina—2.5%
A1+	7,000	[4]	Buncombe Cnty. Met. Swr. Dist., Swr. Sys. Rev., 1.99%, 1/06/05, XLCA, FRWD	N/A	7,000,000

			Ohio—3.1%
VMIG1	9,000	[4]	Hamilton Cnty. Hosp. Facs., Ser. A, 2.01%, 1/05/05, FRWD	N/A	9,000,000

			Tennessee—2.4%
VMIG1	7,000	[4]	Clarksville Pub. Bldg. Auth., Pooled Fin. Mun. Bond Fund, 1.99%, 1/03/05, FRDD	N/A	7,000,000

See Notes to Financial Statements.

BlackRock Insured Municipal Term Trust (BMT) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.1%
3,050	AIM Tax Free Investment Co. Cash Reserve Portfolio	$3,050,000

	Total Short-Term Investments (cost $62,795,000)	62,795,000

	Total Investments—157.9% (cost $426,005,487)	$451,824,716
	Other assets in excess of liabilities—1.7%	4,759,992
	Preferred shares at redemption value, including dividends payable—(59.6)%	(170,455,246)

	Net Assets Applicable to Common Shareholders—100%	$286,129,462

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 88.1% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Municipal 2018 Term Trust (BPK)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—152.5%
			Alabama—4.5%
Baa2	$ 5,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., 6.15%, 6/01/19	06/05 @ 102	$5,156,350
A2	5,845		Huntsville Hlth. Care Auth., GO, Ser. A, 5.625%, 6/01/22	06/12 @ 101	6,076,637

					11,232,987

			California—5.7%
A	1,750		Agua Caliente Band of Cahuilla Indians, 5.60%, 7/01/13	No Opt. Call	1,766,450
AAA	5,425		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	2,443,963
NR	1,235		Lincoln, Spec. Tax Rev., Cmnty. Facs. Dist. 1, 5.90%, 9/01/24	09/13 @ 102	1,245,584
B-	3,460		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C, 7.50%, 12/01/24 .	12/12 @ 102	3,482,213
BBB+	5,000		Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs. Inc., Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	5,330,500

					14,268,710

			Colorado—2.1%
A2	5,000		Colorado Hsg. & Fin. Auth., Sld. Wst. Rev., Wst. Mgmt. Proj., 5.70%, 7/01/18	No Opt. Call	5,277,500

			Connecticut—1.6%
Baa3	3,750	[3]	Mashantucket Western Pequot Tribe, Spec. Rev., Ser. B, 5.75%, 9/01/18	09/0 7@ 102	3,959,588

			Florida—12.2%
Baa1	1,585		Cap. Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.75%, 12/01/23	06/13 @ 102	1,510,584
NR	2,000		CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	2,046,020
			Live Oak Cmnty. Dev. Dist., Spl. Assmt., Ser. B,
NR	3,215		No. 1, 5.30%, 5/01/08	No Opt. Call	3,268,530
NR	1,860		No. 2, 5.00%, 11/01/09	No Opt. Call	1,858,382
BB	4,515		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	4,832,495
NR	1,595		Pine Islands Cmnty. Dev. Dist., Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,590,885
NR	5,025		Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	5,175,448
NR4	940		Sumter Landing Cmnty. Dev. Dist., 6.25%, 5/01/13	No Opt. Call	980,946
NR4	2,240		Vlg. Cmnty. Dev. Dist., Assmt. Rev., Ser. B, 5.40%, 5/01/07	No Opt. Call	2,277,408
NR4	5,410		Vlg. Ctr. Cmnty. Dev. Dist., Ser. B, 5.875%, 1/01/15	No Opt. Call	5,616,121
NR	1,500		Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13@ 101	1,545,825

					30,702,644

			Georgia—1.4%
BB+	3,500		Effingham Cnty. Dev. Auth., Sld. Wst. Disp. Rev., Fort James Proj., 5.625%, 7/01/18	07/08 @ 102	3,553,130

			Illinois—21.8%
NR	1,825		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	1,841,407
AAA	5,000		Chicago O’Hare Intl. Arpt., Ser. A, 5.75%, 1/01/18, MBIA	01/12 @ 100	5,519,250
			Illinois Dev. Fin. Auth.,
A	12,500	[5]	Adventist Hlth. Sys. Sunbelt Oblig. Proj., 5.50%, 11/15/20	11/09 @ 101	13,157,000
A2	5,000		PCR, Ser. C, 5.95%, 8/15/26	12/06 @ 101	5,151,700
Baa2	5,980		Illinois Edl. Facs. Auth., Student Hsg., Edl. Adv. Fund, Univ. Ctr. Proj., 6.00%, 5/01/22	05/12 @ 101	6,213,399
			Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	2,275		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,255,367
Baa2	2,750		Ser. A, 5.50%, 6/01/19	06/14 @ 100	2,900,590
Baa3	925		Ser. B, 5.00%, 6/01/24	06/14 @ 100	893,744
A2	5,000		Illinois Hlth. Facs. Auth., Elmhurst Mem. Hlth. Care Proj., 5.50%, 1/01/22	01/13 @ 100	5,229,950
			Illinois Sports Facs. Auth., Dedicated St. Tax Supported Rev., AMBAC,
AAA	1,885		Zero Coupon, 6/15/19	06/15 @ 101	1,570,940
AAA	1,985		Zero Coupon, 6/15/20	06/15 @ 101	1,642,865
AAA	2,090		Zero Coupon, 6/15/21	06/15 @ 101	1,721,450
			Kane & Du Page Cntys. Sch. Dist., GO, Ser. B, FSA,
AAA	4,625		Zero Coupon, 1/01/18	01/12 @ 72.424	2,393,391
AAA	4,100		Zero Coupon, 1/01/19	01/12 @ 67.935	2,140,651
AAA	2,950		Zero Coupon, 1/01/21	01/12 @ 60.037	1,371,072
AAA	1,700		Zero Coupon, 1/01/22	01/12 @ 56.453	744,447

					54,747,223

			Indiana—9.5%
AA	13,970		Indiana Hlth. Fac. Fin. Auth., Sisters of St. Francis Proj., 5.75%, 11/01/21	11/11 @ 101	14,918,424
BBB	2,500		Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call	2,650,050
Baa2	4,000		Petersburg, PCR, Pwr. & Lt. Conv., 5.75%, 8/01/21	08/11 @ 102	4,190,920
NR	2,290		Vincennes Econ. Dev., Southwest Indiana Regl., 6.25%, 1/01/24	01/09 @ 102	2,128,028

					23,887,422

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		Louisiana—1.5%
NR4	$ 3,730	Louisiana Pub. Facs. Auth., Dept. of Pub. Safety, 5.875%, 6/15/14	06/10 @ 100	$3,857,715

		Maryland—2.1%
NR4	5,170	Frederick Cnty., Urbana Cmnty. Dev. Auth., Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,199,624

		Michigan—6.7%
A1	5,450	Michigan Hosp. Fin. Auth., Henry Ford Hlth. Sys. Proj., Ser. A, 6.00%, 11/15/19	11/09 @ 101	5,805,176
BB+	9,000	Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	9,375,480
		Pontiac Tax Increment Fin. Auth., ACA,
A	700	Dev. Area 2, 5.625%, 6/01/22	06/12 @ 101	740,516
A	1,000	Dev. Area 3, 5.375%, 6/01/17	06/12 @ 101	1,057,050

				16,978,222

		Mississippi—4.3%
BBB	9,000	Lowndes Cnty. Sld. Wst. Disp., PCR, Weyerhaeuser Co. Proj., Ser. A, 6.80%, 4/01/22	No Opt. Call	10,809,360

		Nevada—2.6%
NR	1,100	Las Vegas, Spec. Imp. Dist. 809, Summerlin Area Proj., 5.35%, 6/01/17	06/05 @ 103	1,102,607
BBB+	5,000	Nevada Dept. of Bus. & Ind., Republic Svc., Inc. Proj., 5.625%, 12/01/26	No Opt. Call	5,358,000

				6,460,607

		New Hampshire—4.0%
AAA	7,000	New Hampshire Bus. Fin. Auth., PCR, Pub. Svc. Co. Proj., Ser. C, 5.45%, 5/01/21, MBIA	05/12 @ 101	7,761,250
A+	2,025	New Hampshire Hlth. & Ed. Facs. Auth., Exeter Hosp. Proj., 6.00%, 10/01/24	10/11 @ 101	2,193,845

				9,955,095

		New Jersey—10.7%
		New Jersey Econ. Dev. Auth.,
Baa2	8,500	Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	8,702,810
B	4,065	Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	3,569,111
B	6,750	Continental Airlines, Inc. Proj., 7.20%, 11/15/30	11/10 @ 101	6,071,693
Baa3	8,410	Kapkowski Road Landfill Proj., 5.50%, 4/01/16	No Opt. Call	8,709,816

				27,053,430

		New Mexico—1.0%
NR	2,315	Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,392,321

		North Carolina—1.7%
A3	4,000	Wake Cnty. Ind. Facs., PCR, Carolina Pwr. & Lt. Co. Proj., 5.375%, 2/01/17	02/12 @ 101	4,309,360

		Ohio—0.2%
NR	500	Pinnacle Cmnty. Infrastructure Fin. Auth., Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	513,110

		Oklahoma—1.1%
B-	2,700	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	2,789,127

		Pennsylvania—6.7%
		Philadelphia Auth. for Ind. Dev., Ser. B, FSA,
AAA	5,000	5.50%, 10/01/18	10/11 @ 101	5,564,900
AAA	5,000	5.50%, 10/01/19	10/11 @ 101	5,552,250
		West Cornwall Twnshp., Mun. Auth. Coll., Elizabethtown Coll. Proj.,
BBB+	2,500	5.90%, 12/15/18	12/11 @ 100	2,737,875
BBB+	2,650	6.00%, 12/15/22	12/11 @ 100	2,897,960

				16,752,985

		South Carolina—3.5%
NR	3,497	Lancaster Cnty., Assmt. Rev., Edgewater Imp. Dist. Proj., Ser. B, 6.125%, 11/01/14	No Opt. Call	3,622,507
BBB	5,000	South Carolina Jobs Econ. Dev. Auth., Hosp. Fac. Rev., Palmetto Hlth. Alliance Proj., Ser. A,
		6.125%, 8/01/23	08/13 @ 100	5,277,450

				8,899,957

		Tennessee—2.3%
AAA	12,000	Knox Cnty. Hlth. Edl. & Hsg. Facs. Brd., Hosp. Facs. Rev., Ser. A, Zero Coupon, 1/01/19, FSA	01/13 @ 71.667	5,823,600

		Texas—21.9%
BBB	2,000	Alliance Arpt. Auth. Inc. Spec. Facs., Fed. Express Corp. Proj., 6.375%, 4/01/21	04/06 @ 102	2,094,280
		Birdville Indpt. Sch. Dist., GO,
AAA	1,615	Zero Coupon, 2/15/18	No Opt. Call	887,362
AAA	1,815	Zero Coupon, 2/15/19	No Opt. Call	942,275
AAA	2,625	Zero Coupon, 2/15/20	No Opt. Call	1,285,646
AAA	2,500	Zero Coupon, 2/15/21	No Opt. Call	1,155,150
BBB	10,010	Brazos River Auth., PCR, TXU Elec. Co. Proj., Ser. C, 5.75%, 5/01/36	No Opt. Call	10,942,431
NR	4,305	Dallas Cnty. Flood Ctrl., 6.75%, 4/01/16	04/13 @ 100	4,430,663

See Notes to Financial Statements.

BlackRock Municipal 2018 Term Trust (BPK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Texas—(continued)
			Dallas Ft. Worth Intl. Arpt. Fac. Impvt., Ser. A, FGIC,
AAA	$ 5,000		5.875%, 11/01/17	11/11 @ 100	$5,564,050
AAA	5,000		5.875%, 11/01/18	11/11 @ 100	5,557,750
			Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj., Ser. A,
Baa3	12,695		5.55%, 11/01/18	11/11 @ 102	12,711,377
Baa3	9,800		5.75%, 11/01/22	11/11 @ 102	9,659,566

					55,230,550

			Washington—4.7%
			Energy Northwest Wind Proj.,
A-	5,000		Ser. A, 6.00%, 7/01/23	01/07 @ 103	5,284,350
A-	6,175		Ser. B, 5.875%, 7/01/20	01/07 @ 103	6,537,226

					11,821,576

			Wisconsin—6.4%
			Wisconsin Hlth. & Edl. Facs. Auth.,
A+	5,000		Froedert & Cmnty. Hlth. Oblig. Proj., 5.375%, 10/01/21	10/11 @ 101	5,167,300
A	10,000		Wheaton Franciscan Svcs. Proj., 6.25%, 8/15/22	02/12 @ 101	10,980,000

					16,147,300

			Multi-State—8.7%
A3	14,000	[3]	Charter Mac Equity Issuer Trust, Ser. A-3, 6.80%, 10/01/52	10/14 @ 100	15,842,820
Baa2	6,000	[3]	Munimae TE Bond Subsidiary LLC, Ser. B2, 5.20%, 6/30/49	09/14 @ 100	5,936,340

					21,779,160

			Trust Territories—1.6%
A-	4,000	[3]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	4,003,280

			U. S. Virgin Islands—2.0%
			Virgin Islands Pub. Fin. Auth., Sen. Lien Matching Fund Loan, Ser. A,
BBB	920		5.25%, 10/01/17	10/14 @ 100	985,099
BBB	1,160		5.25%, 10/01/19	10/14 @ 100	1,233,556
BBB	1,175		5.25%, 10/01/21	10/14 @ 100	1,243,784
BBB	815		5.25%, 10/01/22	10/14 @ 100	860,738
BBB	775		5.25%, 10/01/24	10/14 @ 100	810,410

					5,133,587

			Total Long-Term Investments (cost $364,091,018)		383,539,170

	Shares
	(000)

			MONEY MARKET FUND—0.7%
	1,750		AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,750,000)	N/A	1,750,000

			Total Investments—153.2% (cost $365,841,018)		$385,289,170
			Other assets in excess of liabilities—1.5%		3,881,240
			Preferred shares at redemption value, including dividends payable—(54.7)%		(137,610,651)

			Net Assets Applicable to Common Shareholders—100%		$251,559,759

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 11.8% of its net assets, with a current market value of $29,742,028, in securities restricted as to resale.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Municipal 2020 Term Trust (BKK)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—157.1%
			California—22.9%
A	$ 12,000		California, GO, 5.00%, 11/01/22	11/13 @ 100	$12,574,680
BBB	12,500		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	4,932,750
			Golden St. Tobacco Sec. Corp.,
BBB	3,000		Ser. A-1, 6.625%, 6/01/40	06/13 @ 100	2,973,720
BBB	12,010		Ser. A-1, 6.75%, 6/01/39	06/13 @ 100	12,047,351
BBB	975		Ser. A-3, 7.875%, 6/01/42	06/13 @ 100	1,057,495
BBB	1,470		Ser. A-5, 7.875%, 6/01/42	06/13 @ 100	1,594,377
A-	20,000		Ser. B, 5.375%, 6/01/28	06/10 @ 100	20,708,400
B-	3,035		Los Angeles Regl. Arpt. Impvt., Corp. Lease Rev., Amer. Airlines, Inc. Proj., Ser. C,
			7.50%, 12/01/24	12/12 @ 102	3,054,485
BBB+	7,000		Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs. Inc., Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	7,462,700
AAA	6,865		Riverside Cnty., Riverside Cnty. Hosp. Proj., Zero Coupon, 6/01/25, MBIA	No Opt. Call	2,389,157

					68,795,115

			Colorado—0.6%
AAA	4,500		E-470 Pub. Hwy. Auth., Cap. Apprec., Ser. B, Zero Coupon, 9/01/22, MBIA	No Opt. Call	1,920,960

			District of Columbia—5.2%
			Friendship Pub., Charter Sch. Inc. Proj., ACA,
A	3,320		5.00%, 6/01/23	06/14 @ 100	3,352,104
A	2,680		5.75%, 6/01/18	06/14 @ 100	2,921,602
AAA	5,000	[3]	Met. Washington Arpts. Auth., Arpt. Sys. Rev., Ser. C-2, 5.00%, 10/01/24, FSA	10/14 @ 100	5,143,350
BBB	4,215		Tobacco Settlement Fin. Corp., 6.50%, 5/15/33	No Opt. Call	4,061,490

					15,478,546

			Florida—16.9%
NR	4,860		Bellago Edl. Facs. Benefit Dist., Ser. A, 5.85%, 5/01/22	05/14 @ 100	4,977,320
Baa1	1,500		Cap. Trust Agcy. Multi-Fam., American Oppty., Ser. A, 5.75%, 12/01/23	06/13 @ 102	1,429,575
NR	3,000		CFM Cmnty. Dev. Dist., Cap. Impvt., Ser. B, 5.875%, 5/01/14	No Opt. Call	3,069,030
NR	4,445		Grand Hampton Cmnty. Dev. Dist., Cap. Impvt., 6.10%, 5/01/24	05/13 @ 101	4,538,078
NR	4,140		Habitat Cmnty. Dev. Dist., 5.80%, 5/01/25	05/14 @ 101	4,135,612
BB	5,475		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	5,860,002
NR	4,690		Middle Vlg. Cmnty. Dev. Dist., Ser. A, 5.80%, 5/01/22	05/13 @ 100	4,786,520
NR	1,905		Pine Islands Cmnty. Dev. Dist., Util. Sys. Rev., 5.30%, 11/01/10	No Opt. Call	1,900,085
NR	7,805		Stevens Plantation Cmnty. Dist., Spl. Assmt. Rev., Ser. B, 6.375%, 5/01/13	No Opt. Call	8,038,682
NR	4,000		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	4,145,800
NR	6,000		Westchester Cmnty. Dev. Dist. No. 1, Spl. Assmt., 6.00%, 5/01/23	05/13 @ 101	6,183,300
NR	1,555		World Commerce Cmnty. Dev. Dist., Spec. Assmt., Ser. A-1, 6.25%, 5/01/22	05/14 @ 101	1,590,159

					50,654,163

			Georgia—2.5%
BB+	2,500		Effingham Cnty. Dev. Auth., Sld. Wst. Disp. Rev., Fort James Proj., 5.625%, 7/01/18	07/08 @ 102	2,537,950
BBB	2,500		Milledgeville Baldwin Cnty. Dev. Auth., Georgia Coll. & St. Univ. Fndtn. Proj., 5.50%, 9/01/24	09/14 @ 101	2,604,725
BBB	2,350		Richmond Cnty. Dev. Auth., Env. Impvt., 5.75%, 11/01/27	11/13 @ 100	2,400,313

					7,542,988

			Illinois—9.7%
NR	2,155		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	2,174,374
A-	5,000		Illinois Dev. Fin. Auth., DePaul Univ. Proj., Ser. C, 5.25%, 10/01/24	10/14 @ 100	5,300,800
AA+	4,800		Illinois Edl. Fac. Auth., Northwestern Univ. Proj., 5.00%, 12/01/21	12/13 @ 100	5,093,664
			Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	2,725		Ser. A, 5.00%, 6/01/24	06/14 @ 100	2,701,483
Baa2	3,250		Ser. A, 5.50%, 6/01/19	06/14 @ 100	3,427,970
Baa3	1,075		Ser. B, 5.00%, 6/01/24	06/14 @ 100	1,038,676
AAA	8,265		Lake Cnty. Cmnty. Con. Sch. Dist., No. 73 Hawthorn Proj., Zero Coupon, 12/01/22, MBIA	No Opt. Call	3,461,630
AAA	13,455		Met. Pier & Exposition Auth., Ded. St. Tax Rev., McCormick Place Expansion Proj., Ser. A,
			Zero Coupon, 6/15/22, MBIA	No Opt. Call	5,862,074

					29,060,671

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		Indiana—4.4%
BBB	$ 10,000	Indianapolis Arpt. Auth., Fed. Express Corp. Proj., 5.10%, 1/15/17	No Opt. Call	$10,600,200
NR	2,710	Vincennes Econ. Dev., Southwest Indiana Regl., 6.25%, 1/01/24	01/09 @ 102	2,518,322

				13,118,522

		Kansas—1.0%
AAA	6,440	Wyandotte Cnty., Unified Gov’t. Spl. Oblig., Intl. Speedway Proj., Zero Coupon, 12/01/20, MBIA	No Opt. Call	3,080,767

		Kentucky—3.1%
CC	6,635	Kenton Cnty. Arpt. Brd., Delta Airlines Proj., 7.125%, 2/01/21	01/05 @ 100	5,374,085
BBB	3,750	Maysville Sld. Wst. Disp., Inland Container Corp. Proj., 6.90%, 9/01/22	09/13 @ 102	4,049,175

				9,423,260

		Louisiana—0.7%
BBB	2,000	De Soto Parish, Env. Impvt. Rev., Ser. A, 5.85%, 11/01/27	11/13 @ 100	2,039,820

		Maryland—5.7%
		Frederick Cnty., Urbana Cmnty. Dev. Auth.,
NR4	3,000	6.625%, 7/01/25	07/07 @ 102	3,137,130
NR4	5,171	Ser. A, 5.80%, 7/01/20	07/07 @ 102	5,200,630
BBB	8,500	Maryland Hlth. & Higher Edl. Facs. Auth., Medstar Hlth., 5.375%, 8/15/24	08/14 @ 100	8,681,815

				17,019,575

		Massachusetts—1.6%
BBB	4,500	Massachusetts Dev. Fin. Agcy., Sld. Wst. Disp. Rev., Wst. Mgmt. Inc. Proj., 5.45%, 6/01/14	No Opt. Call	4,777,920

		Michigan—1.7%
BB+	5,000	Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	5,208,600

		Minnesota—0.4%
A2	1,250	Higher Ed. Facs. Auth., Univ. of St. Thomas Proj., Ser. 5, 5.00%, 10/01/24	10/14 @ 100	1,299,763

		Mississippi—1.0%
BBB	3,000	Warren Cnty. Env. Impvt., Intl. Paper Proj., Ser. A, 5.85%, 11/01/27	11/13 @ 100	3,047,190

		Missouri—1.8%
BBB+	5,000	Missouri Dev. Fin. Brd., Branson Landing Proj., Ser. A, 5.50%, 12/01/24	06/14 @ 100	5,293,250

		New Hampshire—1.7%
BBB+	5,000	New Hampshire Hlth., Elliot Hosp. Proj., Ser. B, 5.60%, 10/01/22	10/13 @ 100	5,235,100

		New Jersey—15.3%
Baa1	1,000	Middlesex Cnty. Impvt. Auth., Str. Student Hsg. Proj., Ser. A, 5.00%, 8/15/23	08/14 @ 100	1,008,300
		New Jersey Econ. Dev. Auth.,
BBB	11,500	Cigarette Tax, 5.50%, 6/15/24	06/12 @ 100	11,774,390
B	10,000	Continental Airlines, Inc. Proj., 7.00%, 11/15/30	11/10 @ 101	8,780,100
B	1,500	Continental Airlines, Inc. Proj., 9.00%, 6/01/33	06/13 @ 101	1,537,785
BBB-	1,000	First Mtg. Winchester Proj., Ser. A, 4.80%, 11/01/13	No Opt. Call	1,009,640
Baa3	7,500	Kapkowski Road Landfill Proj., 6.50%, 4/01/31	No Opt. Call	8,534,400
Baa1	4,000	New Jersey Hlth. Care Fac. Fin. Auth., Cap. Hlth. Sys. Oblig. Grp., Ser. A, 5.75%, 7/01/23	07/13 @ 100	4,271,000
BBB	9,000	Tobacco Settlement Fin. Corp., 7.00%, 6/01/41	06/13 @ 100	9,113,220

				46,028,835

		New Mexico—0.9%
NR	2,685	Sandoval Cnty. Proj. Dev., Santa Ana Pueblo Proj., 7.75%, 7/01/15	No Opt. Call	2,774,679

		Ohio—7.0%
		Cuyahoga Cnty., Cleveland Clinic Hlth. Sys. Proj.,
Aa3	3,000	6.00%, 1/01/19	07/13 @ 100	3,398,250
Aa3	10,000	6.00%, 1/01/20	07/13 @ 100	11,274,100
BBB-	4,000	Ohio Wtr. Dev. Auth., Collateral Wtr. Dev. Dayton Pwr. Proj., Ser. A, 6.40%, 8/15/27	01/05 @ 100	4,016,600
NR	1,100	Pinnacle Cmnty. Infrastructure Fin. Auth., Facs. Rev., Ser. A, 6.00%, 12/01/22	12/14 @ 101	1,128,842
NR	1,215	Port of Greater Cincinnati Dev. Auth., Coop. Pub. Pkg. Infrastructure Proj., 6.30%, 2/15/24	02/14 @ 102	1,245,083

				21,062,875

		Oklahoma—1.2%
B-	3,350	Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	3,460,583

		Pennsylvania—5.9%
A-	10,000	Lancaster Cnty. Hosp. Auth., Gen. Hosp. Proj., 5.75%, 3/15/20	09/13 @ 100	10,741,600
BBB+	6,680	Pennsylvania Higher Edl. Fac., La Salle Univ. Proj., 5.50%, 5/01/26	05/13 @ 100	6,973,920

				17,715,520

		Rhode Island—1.5%
BBB	4,500	Hlth. & Edl. Bldg. Corp., Hosp. Fin., Ser. A, 5.875%, 9/15/23	09/08 @ 100	4,541,850

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Texas—8.4%
BBB	$ 1,100		Brazos River Auth., PCR, TXU Energy Co. LLC Proj., Ser. A, 6.75%, 4/01/38	No Opt. Call	$1,265,143
BBB	3,500		Port Corpus Christi Indl. Dev. Corp., Valero Convertible, Ser. C, 5.40%, 4/01/18	04/08 @ 102	3,612,350
Baa3	5,000		Texas Affordable Hsg. Corp., Multi-Fam. Hsg. Rev., Arborstone/Baybrook Oaks Proj., Ser. A,
			5.85%, 11/01/31	11/11 @ 102	4,646,700
			Texas Tpke. Auth., Central Texas Tpke. Sys. Proj., Ser. A, AMBAC,
AAA	7,990		Zero Coupon, 8/15/21	No Opt. Call	3,633,772
AAA	18,450		Zero Coupon, 8/15/24	No Opt. Call	6,977,790
			Weatherford Indpt. Sch. Dist.,
AAA	6,945		Zero Coupon, 2/15/23	02/11 @ 50.236	2,632,850
AAA	6,945		Zero Coupon, 2/15/24	02/11 @ 47.435	2,468,322

					25,236,927

			Utah—1.5%
BBB	4,200		Tooele Cnty. Hazardous Wst. Treat., Union Pacific Proj., Ser. A, 5.70%, 11/01/26	04/08 @ 102	4,355,820

			Virginia—7.9%
NR	5,000		Celebrate North Cmnty. Dev. Auth., Spl. Assmt. Rev., Ser. B, 6.60%, 3/01/25	03/14 @ 102	5,113,900
BBB	10,000		Charles City Cnty. Econ. Dev. Auth., Sld. Wst. Disp., 5.125%, 8/01/27	05/14 @ 100	10,223,800
Aa3	7,500		Mecklenburg Cnty. Ind. Dev. Auth., Exempt FAC-UAE LP Proj., 6.50%, 10/15/17	10/12 @ 100	8,365,200

					23,702,900

			Washington—2.4%
			Washington,
AAA	10,000		Ser. S-5, Zero Coupon, 1/01/19, FGIC	No Opt. Call	5,214,000
AAA	4,630		Motor Vehicle, Ser. F, Zero Coupon, 12/01/21, MBIA	No Opt. Call	2,055,998

					7,269,998

			Wisconsin—2.2%
			Hlth. & Ed. Fac. Auth., Wheaton Franciscan Svcs. Proj.,
A	2,880		5.50%, 8/15/17	08/13 @ 100	3,098,477
A	3,190		5.50%, 8/15/18	08/13 @ 100	3,406,090

					6,504,567

			Multi-State—6.8%
			Charter Mac Equity Issuer Trust,
A3	1,000	[5]	Ser. A, 5.75%, 4/30/15	No Opt. Call	1,050,750
A3	2,500	[5]	Ser. A, 6.00%, 4/30/19	No Opt. Call	2,632,700
Baa1	4,000	[5]	Ser. B, 6.00%, 4/30/15	No Opt. Call	4,200,520
Baa1	2,500	[5]	Ser. B, 6.30%, 4/30/19	No Opt. Call	2,642,700
			Munimae TE Bond Subsidiary, LLC,
Baa2	5,000	[5]	Ser. C1, 5.40%, 6/30/49	09/14 @ 100	4,951,100
Baa2	5,000	[5]	Ser. C2, 5.80%, 6/30/49	09/14 @ 100	4,931,350

					20,409,120

			Trust Territories—1.3%
A-	4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	4,003,280

			Puerto Rico—11.9%
			Puerto Rico, Pub. Impvt., Ser. A,
A-	5,000		5.25%, 7/01/22	07/13 @ 100	5,338,500
A-	11,000		5.25%, 7/01/23	07/13 @ 100	11,680,350
A-	7,000		5.25%, 7/01/24	07/13 @ 100	7,397,320
A-	10,900		Puerto Rico Elec. Pwr. Auth., Ser. NN, 5.125%, 7/01/24	07/13 @ 100	11,462,549

					35,878,719

			U. S. Virgin Islands—2.0%
			Virgin Islands Pub. Fin. Auth., Sen. Lien Matching Fund Loan, Ser. A,
BBB	1,090		5.25%, 10/01/17	10/14 @ 100	1,167,129
BBB	1,385		5.25%, 10/01/19	10/14 @ 100	1,472,823
BBB	1,400		5.25%, 10/01/21	10/14 @ 100	1,481,956
BBB	970		5.25%, 10/01/22	10/14 @ 100	1,024,436
BBB	925		5.25%, 10/01/24	10/14 @ 100	967,263

					6,113,607

			Total Long-Term Investments (cost $456,176,799)		472,055,490

See Notes to Financial Statements.

BlackRock Municipal 2020 Term Trust (BKK) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—0.6%
1,950	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,950,000)	$1,950,000

	Total Investments—157.7% (cost $458,126,799)	$474,005,490
	Other assets in excess of liabilities—1.4%	4,144,813
	Preferred shares at redemption value, including dividends payable—(59.1)%	(177,632,763)

	Net Assets Applicable to Common Shareholders—100%	$300,517,540

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 8.1% of its net assets, with a current market value of $24,412,400, in securities restricted as to resale.

KEY TO ABBREVIATIONS
ACA	—	American Capital Access	GO	—	General Obligation
AMBAC	—	American Municipal Bond Assurance Corporation	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FSA	—	Financial Security Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Municipal Target Term Trust (BMN)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—145.0%
		Alabama—3.4%
AAA	$ 9,450	Alabama Fed. Hwy. Fin. Auth., Grant Antic., Ser. A, 4.125%, 3/01/07, MBIA	No Opt. Call	$9,806,360
AAA	5,000	Jefferson Cnty., Cap. Impvt., GO, Ser. A, 5.00%, 4/01/07, MBIA	No Opt. Call	5,289,400
AAA	1,000	Mobile, GO, 4.00%, 2/15/07, AMBAC	No Opt. Call	1,034,610

				16,130,370

		Alaska—2.4%
		Anchorage, GO,
AAA	1,750	Ser. A, 4.125%, 6/01/06, FGIC	No Opt. Call	1,794,870
AAA	2,245	Ser. A, 4.25%, 6/01/07, FGIC	No Opt. Call	2,345,217
AAA	1,335	Ser. B, 3.20%, 7/01/07, MBIA	No Opt. Call	1,361,299
AAA	5,000	Ser. B, 3.25%, 7/01/07, MBIA	No Opt. Call	5,104,500
AAA	1,000	Ser. B, 4.25%, 7/01/07, FGIC	No Opt. Call	1,044,930

				11,650,816

		Arizona—2.4%
AAA	5,000	Arizona Trans. Brd., Grant Antic., 4.125%, 1/01/07, MBIA	No Opt. Call	5,176,400
AAA	6,255	Maricopa Cnty. Pub. Fin. Corp., Lease Rev., 4.25%, 7/01/07, AMBAC	No Opt. Call	6,534,473

				11,710,873

		Arkansas—1.1%
AAA	5,000	Univ. of Arkansas, Athl. Fac. Rev., Razorback Stadium Proj., 3.55%, 12/01/21, FSA	12/06 @ 100	5,117,700

		California—7.8%
AAA	6,000	California, GO, 6.30%, 9/01/06, AMBAC	No Opt. Call	6,401,640
AAA	30,000	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 3.50%, 5/01/07, MBIA	No Opt. Call	30,767,700

				37,169,340

		Colorado—8.8%
AAA	17,150	Denver City & Cnty., GO, Ser. B, 5.625%, 8/01/07, MBIA	No Opt. Call	18,548,068
AAA	1,015	El Paso Cnty., COP, Detention Fac. Proj., Ser. B, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,018,756
AAA	9,700	Met. Football Stad. Dist., Sales Tax Rev., Ser. A, Zero Coupon, 1/01/07, MBIA	No Opt. Call	9,187,161
		Regl. Transp. Dist., COP, Transp. Vehicle Proj., Ser. A, MBIA,
AAA	6,215	5.00%, 6/01/06	No Opt. Call	6,449,181
AAA	5,470	5.00%, 6/01/07	No Opt. Call	5,814,938
AAA	1,100	Thornton, COP, 2.50%, 12/01/06, AMBAC	No Opt. Call	1,104,070

				42,122,174

		Delaware—0.2%
AAA	1,050	Delaware River & Bay Auth., 2.50%, 1/01/07, MBIA	No Opt. Call	1,054,872

		Florida—2.2%
		Delray Beach, FSA,
AAA	1,255	Decade of Excellence Prog., GO, 3.50%, 2/01/07	No Opt. Call	1,286,312
AAA	1,740	Utils. Tax, 3.50%, 6/01/07	No Opt. Call	1,789,399
AAA	1,645	Florida Mun. Loan Council, Ser. A, 4.00%, 5/01/07, MBIA	No Opt. Call	1,708,596
AAA	1,765	Orange Cnty. Tourist Dev., Tax Rev., Ser. A, 6.375%, 10/01/06, AMBAC	ETM	1,782,826
AAA	2,000	Sarasota Wtr. & Swr. Sys., 4.25%, 10/01/06, MBIA	No Opt. Call	2,068,820
AAA	1,865	Tampa Wtr. & Swr., 5.50%, 10/01/06, FSA	No Opt. Call	1,968,713

				10,604,666

		Georgia—1.0%
AAA	4,805	Columbus Wtr. & Swr., 4.00%, 5/01/07, FSA	No Opt. Call	4,989,656

		Hawaii—4.7%
		Hawaii, GO,
AAA	5,675	Ser. CP, 5.50%, 10/01/06, FGIC	No Opt. Call	5,983,606
AAA	9,000	Ser. CS, 5.25%, 4/01/06, MBIA	No Opt. Call	9,328,860
AAA	1,265	Ser. CW, 3.60%, 8/01/06, FGIC	No Opt. Call	1,290,629
		Honolulu City & Cnty., GO, Ser. A,
AAA	2,275	4.00%, 9/01/06, FSA	No Opt. Call	2,338,177
AAA	3,500	5.80%, 1/01/07, FGIC	No Opt. Call	3,736,810

				22,678,082

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		Illinois—17.6%
		Champaign Cnty. Cmnty. Unit Sch. Dist., Proj. No. 116, Ser. C, FGIC,
AAA	$ 1,065	Zero Coupon, 1/01/07	No Opt. Call	$1,008,693
AAA	2,760	Zero Coupon, 1/01/08	No Opt. Call	2,536,164
AAA	12,000	Chicago, GO, Ser. A, 4.25%, 1/01/07, MBIA	No Opt. Call	12,445,200
AAA	2,665	Chicago Park Dist., Pkg. Rev., GO, Ser. A, 3.00%, 1/01/07, FGIC	No Opt. Call	2,699,512
AAA	1,565	Chicago Wstwtr. Trans., Ser. A, 3.50%, 1/01/07, AMBAC	No Opt. Call	1,600,385
		Cook Cnty. High Sch. Dist., Number 201 J. Sterling Morton Twnshp. Proj., FGIC,
AAA	6,790	Zero Coupon, 12/01/07	ETM	6,295,416
AAA	430	Zero Coupon, 12/01/07	No Opt. Call	396,284
		Du Page Cnty., Trans. Rev., FSA,
AAA	4,815	4.50%, 1/01/07	No Opt. Call	5,016,893
AAA	5,390	4.50%, 1/01/09	No Opt. Call	5,760,886
		Illinois, GO, Ser. I,
AAA	15,080	3.25%, 11/01/06, FGIC	No Opt. Call	15,333,947
AAA	4,000	4.00%, 4/01/07, FSA	No Opt. Call	4,141,240
AAA	12,625	4.25%, 4/01/07, MBIA	No Opt. Call	13,139,216
		Illinois Sales Tax, Ser. O,
AAA	5,900	Zero Coupon, 6/15/07	No Opt. Call	5,504,346
AAA	5,635	Zero Coupon, 6/15/08	No Opt. Call	5,087,391
AAA	1,000	Kane Cnty., GO, 3.75%, 1/01/07, FGIC	No Opt. Call	1,027,440
AAA	2,000	Will Cnty. Cmnty. Sch. Dist., 7.05%, 12/01/08, AMBAC	No Opt. Call	2,333,300

				84,326,313

		Indiana—2.9%
AAA	5,000	Indiana Bond Bank, Sch. Fund, 4.00%, 2/01/07, AMBAC	No Opt. Call	5,167,900
AAA	9,000	Indiana Univ., Student Fee Rev., Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,621,730

				13,789,630

		Iowa—0.9%
AAA	3,940	West Des Moines Cmnty. Sch. Dist., 4.00%, 6/01/07, AMBAC	No Opt. Call	4,094,881

		Kentucky—4.1%
AAA	12,610	Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon, 10/01/07, MBIA	No Opt. Call	11,616,080
		Kentucky Ppty. & Bldgs. Auth., Proj. No. 69, FSA,
AAA	2,035	Ser. B, 4.00%, 8/01/06	No Opt. Call	2,088,724
AAA	5,560	Ser. C, 4.00%, 8/01/06	No Opt. Call	5,706,784

				19,411,588

		Louisiana—4.4%
AAA	3,555	Louisiana Off. Facs. Corp. Lease, Cap. Complex Prog., 4.00%, 5/01/07, AMBAC	No Opt. Call	3,687,530
AAA	4,565	Louisiana Pub. Facs. Auth., Ochsner Clinic Fndtn. Proj., Ser. A, 3.00%, 5/15/07, MBIA	No Opt. Call	4,623,204
AAA	7,580	MuniMae Trust, Ser. 7, Cl. A, 4.40%, 12/16/08	No Opt. Call	7,693,094
AAA	5,250	New Orleans, GO, Zero Coupon, 9/01/06, AMBAC	No Opt. Call	5,021,992

				21,025,820

		Massachusetts—2.7%
AAA	11,760	Massachusetts, GO, Ser. A, 5.25%, 1/01/09, FSA	No Opt. Call	12,942,938

		Michigan—3.4%
AAA	1,270	Detroit, GO, 3.00%, 4/01/07, MBIA	ETM	1,289,266
AAA	2,100	Grand Rapids Wtr. Sply., 4.00%, 1/01/07, FGIC	No Opt. Call	2,168,607
AAA	5,000	Michigan Mun. Bd. Auth., Zero Coupon, 5/15/06, MBIA	No Opt. Call	4,837,650
		Michigan Pub. Pwr. Agcy., Belle River Proj., Ser. A, MBIA,
AAA	1,000	2.70%, 1/01/07	No Opt. Call	1,007,540
AAA	2,000	5.00%, 1/01/07	No Opt. Call	2,103,980
AAA	4,850	Michigan Trunk Line, Ser. A, 4.00%, 11/01/06, FSA	No Opt. Call	4,997,925

				16,404,968

		Minnesota—2.1%
AAA	5,075	Met. Council Minneapolis-St. Paul, GO, 5.25%, 12/01/06	No Opt. Call	5,362,194
		Minneapolis Spec. Sch. Dist. No. 1, COP, FSA,
AAA	1,150	Ser. A, 3.00%, 2/01/07	No Opt. Call	1,165,951
AAA	840	Ser. B, 3.25%, 2/01/07	No Opt. Call	855,876
AAA	2,435	Minnesota Hsg. Fin. Auth., Ser. D, 5.35%, 8/01/06, MBIA	02/05 @ 102	2,486,476

				9,870,497

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Mississippi—0.4%
AAA	$ 1,935		Vicksburg, GO, 4.00%, 4/01/07, MBIA	No Opt. Call	$2,003,751

			Nebraska—0.8%
AAA	3,850		Douglas Cnty. Sch. Dist. No. 17 Millard, GO, 3.20%, 11/15/06, FSA	No Opt. Call	3,914,834

			Nevada—1.5%
AAA	2,975		Clark Cnty., Library Dist., GO, 4.00%, 2/01/07, FGIC	No Opt. Call	3,076,121
AAA	2,005		Las Vegas, GO, Pub. Safety Bonds, 4.00%, 4/01/07, FSA	No Opt. Call	2,078,463
			Nevada Dept. of Bus. & Ind., Las Vegas Monorail Proj., AMBAC,
AAA	800		Zero Coupon, 1/01/07	No Opt. Call	755,480
AAA	1,295		Zero Coupon, 1/01/08	No Opt. Call	1,185,417

					7,095,481

			New Jersey—3.6%
AAA	140		Elizabeth, GO, 6.60%, 8/01/06, MBIA	01/05 @ 100	140,517
AAA	1,000		Monmouth Cnty. Impvt. Auth., Gov’t. Loan, 2.34%, 12/01/06, FSA	No Opt. Call	1,002,030
AAA	8,565		New Jersey Hwy. Auth., Garden St. Pkwy., 5.00%, 1/01/07, FGIC	ETM	9,020,572
			New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, AMBAC,
AAA	1,165	[3]	5.125%, 6/15/05	N/A	1,204,470
AAA	3,835		5.125%, 6/15/07	06/05 @ 102	3,961,440
AAA	730		No. Jersey Dist. Wtr. Sply., Wanaque So. Proj., 6.50%, 7/01/06, MBIA	ETM	758,813
AAA	1,250		Warren Cnty. Fin. Auth., PCR, 6.55%, 12/01/06, MBIA	06/05 @ 100	1,272,150

					17,359,992

			New Mexico—1.1%
AAA	3,535		Gallup, PCR, Plains Elec. Generation Proj., 6.50%, 8/15/07, MBIA	01/05 @ 100	3,551,685
AAA	1,855		New Mexico Fin. Auth., Pub. Proj., Ser. A, 3.50%, 6/01/07, MBIA	No Opt. Call	1,901,950

					5,453,635

			New York—9.8%
AAA	1,040		Malone Ctrl. Sch. Dist., GO, Ser. B, 2.875%, 1/15/07, FGIC	No Opt. Call	1,053,218
AAA	2,800		Nassau Cnty., GO, Ser. Y, 5.00%, 3/01/06, FGIC	No Opt. Call	2,891,168
			New York City, GO,
AAA	13,000		Ser. A, 7.00%, 8/01/07, FSA	08/06 @ 101.5	14,136,590
AAA	10,000		Ser. E, 6.125%, 8/01/06, MBIA	No Opt. Call	10,598,300
AAA	2,000		New York City Hlth. & Hosp. Corp., Hlth. Sys. Svcs., Ser. A, 3.20%, 2/15/07, FSA	No Opt. Call	2,035,620
AAA	2,460		New York Dorm. Auth., Hosp. Rev., 3.00%, 2/15/07, XLCA	No Opt. Call	2,490,159
AAA	810		New York Env. Fac. Corp., PCR, Ser. D, 6.40%, 5/15/06	01/05 @ 102	830,299
AAA	9,220		New York Hsg. Fin. Agcy., Hsg. Proj. Mtg., Ser. A, 5.50%, 11/01/06, FSA	05/06 @ 102	9,539,012
			Rochester, Ser. B, MBIA,
AAA	1,805		4.00%, 2/15/07	ETM	1,871,623
AAA	1,465		4.00%, 2/15/07	No Opt. Call	1,518,150

					46,964,139

			North Carolina—1.3%
AAA	6,000		No. Carolina Eastn. Mun. Pwr. Agcy., Sys. Rev., Ser. B, 6.00%, 1/01/06, CAPMAC	No Opt. Call	6,217,020

			Ohio—5.3%
AAA	1,000		Amer. Muni. Pwr., Inc., Omega JU2 Proj., 4.00%, 1/01/07, AMBAC	No Opt. Call	1,032,860
AAA	2,170		Cincinnati City Sch. Dist., GO, Sch. Impvt., 4.00%, 12/01/06, MBIA	No Opt. Call	2,239,592
AAA	1,285		Milford Sch. Dist., GO, Sch. Impvt., 3.25%, 12/01/06, FSA	No Opt. Call	1,308,336
			Ohio Bldg. Auth., Ser. A, FSA,
AAA	4,585		Admin. Bldg. Fd., 5.00%, 10/01/06	No Opt. Call	4,797,881
AAA	10,000		Correction Facs., 5.00%, 10/01/06	No Opt. Call	10,455,600
AAA	5,400		Ohio Wtr. Dev. Auth., Pure Wtr. Proj., 3.00%, 6/01/07, AMBAC	No Opt. Call	5,480,298

					25,314,567

			Oklahoma—1.5%
AAA	6,660		Oklahoma Trans. Auth., Tpke. Sys. Rev., Ser. B, 5.00%, 1/01/07, AMBAC	No Opt. Call	7,012,913

			Oregon—1.3%
AAA	2,020		Oregon Dept. of Admin. Svcs., COP, Ser. A, 5.00%, 11/01/06, FSA	No Opt. Call	2,115,991
AAA	2,065		Portland Swr. Sys., Ser. A, 5.00%, 6/01/07, FSA	No Opt. Call	2,194,207
AAA	2,000		Washington & Clackamas Cntys. Sch. Dist., GO, 3.125%, 6/15/07, MBIA	No Opt. Call	2,038,500

					6,348,698

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		Pennsylvania—5.0%
AAA	$ 1,500	Delaware Cnty. Regl. Wtr. Qual. Ctrl. Auth., Swr. Rev., 4.00%, 5/01/07, FGIC	No Opt. Call	$1,555,230
AAA	1,345	Fleetwood Area Sch. Dist., GO, 4.00%, 4/01/07, FGIC	No Opt. Call	1,394,281
AAA	1,615	Oxford Area Sch. Dist., GO, Ser. A, 4.00%, 2/15/07, FGIC	No Opt. Call	1,670,217
AAA	1,900	Pennsylvania Dept. of Gen. Svcs., COP, 4.25%, 5/01/06, FSA	No Opt. Call	1,948,431
AAA	2,375	Pennsylvania Tpke. Comm., Ser. A, 4.125%, 12/01/06, FGIC	No Opt. Call	2,456,225
		Philadelphia, GO, FSA,
AAA	1,000	4.00%, 9/15/06	No Opt. Call	1,028,740
AAA	3,100	4.05%, 9/15/07	No Opt. Call	3,231,781
AAA	2,950	Philadelphia Wtr. & Wst., 5.50%, 6/15/06, MBIA	No Opt. Call	3,087,175
AAA	3,620	Pittsburgh Pub. Pkg. Auth., Pkg. Rev., 2.75%, 12/01/06, AMBAC	No Opt. Call	3,651,494
		Pocono Mtn. Sch. Dist., GO, FSA,
AAA	875	4.50%, 4/01/07	No Opt. Call	916,554
AAA	3,025	4.50%, 10/01/07	No Opt. Call	3,187,382

				24,127,510

		Rhode Island—1.1%
AAA	1,865	Providence, GO, Ser. C, 3.75%, 1/15/07, FGIC	No Opt. Call	1,918,264
AAA	3,400	Rhode Island & Providence Plantations, GO, Ser. A, 4.00%, 12/01/06, FSA	No Opt. Call	3,509,038

				5,427,302

		South Carolina—0.8%
AAA	1,715	Lexington Cnty. Sch. Dist. No. 1, COP, 3.00%, 3/01/07, AMBAC	No Opt. Call	1,738,993
AAA	2,070	Pickens Cnty. Sch. Dist., GO, Ser. B, 2.25%, 3/01/07, FGIC	No Opt. Call	2,068,675

				3,807,668

		Texas—16.4%
AAA	6,575	Austin Wtr. & Wstwtr. Sys., Ser. C, 3.75%, 11/15/06, FSA	No Opt. Call	6,747,594
AAA	2,400	Corpus Christi, Gen. Impvt., GO, Ser. A, 5.00%, 3/01/07, FSA	No Opt. Call	2,533,368
AAA	1,095	Corpus Christi Bus. & Job Dev., Corp. Sales Tax Rev., 4.00%, 3/01/07, AMBAC	No Opt. Call	1,132,964
AAA	8,500	Cypress-Fairbanks Indpt. Sch. Dist., GO, Zero Coupon, 8/01/06, AMBAC	No Opt. Call	8,183,290
AAA	6,355	Dallas Rapid Transit, 3.70%, 12/01/06, AMBAC	No Opt. Call	6,519,849
AAA	1,305	Dallas Wtr. Wks. & Swr. Sys., 3.00%, 4/01/07, FSA	No Opt. Call	1,323,087
AAA	2,280	Denton Util. Sys., Mult. Util. Impvt., 4.25%, 12/01/06, AMBAC	No Opt. Call	2,362,376
AAA	3,445	El Paso Cnty., GO, 4.00%, 2/15/07, FSA	No Opt. Call	3,562,785
AAA	1,000	Houston Area Wtr. Corp., Northeast Wtr. Purification Proj., 4.00%, 3/01/07, FGIC	No Opt. Call	1,034,670
AAA	6,185	MuniMae Trust, Ser. 10, Cl. A, 4.40%, 7/25/08	No Opt. Call	6,277,280
AAA	2,915	Odessa Wtr. & Swr., 4.25%, 4/01/07, FSA	No Opt. Call	3,034,369
		Round Rock Indpt. Sch. Dist., GO, Ser. A,
AAA	2,465	4.25%, 8/01/06	No Opt. Call	2,538,777
AAA	1,000	4.25%, 8/01/07	No Opt. Call	1,046,890
AAA	8,115	San Antonio Elec. & Gas, Ser. B, Zero Coupon, 2/01/08, FGIC	ETM	7,489,009
AAA	1,000	Sugar Land, GO, 2.50%, 2/15/07, FGIC	No Opt. Call	1,003,470
AAA	5,000	Tarrant Regl. Wtr. Dist., Impvt., 3.00%, 3/01/07, FSA	No Opt. Call	5,068,900
AAA	15,000	Texas Mun. Pwr. Agcy., Zero Coupon, 9/01/06, AMBAC	No Opt. Call	14,412,000
AAA	1,000	Texas Pub. Fin. Auth., 3.00%, 2/01/07, FGIC	No Opt. Call	1,013,470
AAA	3,000	Texas Tech. Univ., Ser. 6, 4.25%, 2/15/07, AMBAC	No Opt. Call	3,117,930

				78,402,078

		Utah—5.7%
		Utah, GO, Ser. B,
AAA	5,950	4.50%, 7/01/06	No Opt. Call	6,152,003
AAA	20,000	4.50%, 7/01/07	No Opt. Call	21,063,400

				27,215,403

		Washington—9.8%
AAA	1,325	Benton Cnty. Pub. Util. Dist., Elec. Rev., 3.75%, 11/01/06, FSA	No Opt. Call	1,359,066
AAA	3,000	Clark Cnty. Pub. Util., Dist. No. 1, Elec. Rev., 4.00%, 1/01/07, AMBAC	No Opt. Call	3,096,810
		King Cnty.,
Aaa	75	3.50%, 12/01/06, MBIA	ETM	76,795
Aaa	2,015	3.50%, 12/01/06, MBIA	No Opt. Call	2,059,793
AAA	3,085	Swr. Rev., 3.50%, 1/01/07, FGIC	No Opt. Call	3,154,752
AAA	2,100	Kitsap Cnty., GO, Ser. B, 4.00%, 12/01/06, AMBAC	No Opt. Call	2,166,150
		Seattle, GO, Ser. E, MBIA,
AAA	1,700	Zero Coupon, 12/15/07	No Opt. Call	1,557,744
AAA	1,345	Zero Coupon, 12/15/08	No Opt. Call	1,193,163

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Washington—(continued)
			Snohomish Cnty. Pub. Util. Dist., Elec. Rev.,
AAA	$ 5,620		4.125%, 12/01/06, FSA	No Opt. Call	$5,810,068
AAA	1,250		6.55%, 1/01/07, FGIC	ETM	1,276,913
AAA	3,890		Tacoma Elec. Sys., Ser. A, 4.00%, 1/01/07, FSA	No Opt. Call	4,015,530
AAA	3,360		Thurston Cnty. Sch. Dist. No. 3, GO, 4.25%, 12/01/06, FSA	No Opt. Call	3,481,397
AAA	5,000		Washington, GO, Ser. B, 5.00%, 1/01/08, MBIA	No Opt. Call	5,369,800
AAA	12,875		Washington Pub. Pwr. Sply., Nuclear Proj. No. 2, Ser. A, Zero Coupon, 7/01/06, MBIA	No Opt. Call	12,418,452

					47,036,433

			West Virginia—1.7%
AAA	5,300		West Virginia, GO, 4.00%, 6/01/06, FSA	No Opt. Call	5,430,486
			West Virginia Econ. Dev. Auth., Correctional Juvenile & Pub. Proj., MBIA,
AAA	1,000		Ser. B, 4.00%, 6/01/06	No Opt. Call	1,023,920
AAA	1,500		Ser. A, 4.00%, 6/01/07	No Opt. Call	1,555,395

					8,009,801

			Wisconsin—5.8%
AAA	1,380		Appleton Wtr. Wks., Ser. B, 4.00%, 1/01/07, FGIC	No Opt. Call	1,424,533
AAA	5,000		Kenosha, GO, Ser. B, Zero Coupon, 10/15/08, FSA	No Opt. Call	4,494,700
AAA	1,275		Milwaukee, GO, Ser. W, 4.00%, 3/15/07, FSA	No Opt. Call	1,319,982
			Wisconsin,
AAA	880		COP, Ser. A, 3.75%, 3/01/07, FSA	No Opt. Call	904,789
AAA	12,780		COP, Ser. A, 3.75%, 9/01/07, FSA	No Opt. Call	13,200,973
AAA	6,085		GO, Ser. G, 4.00%, 5/01/07, MBIA	No Opt. Call	6,309,050

					27,654,027

			Total Long-Term Investments (cost $669,744,000)		694,460,436

			SHORT-TERM INVESTMENTS—15.9%
			Florida—0.0%
F1+	200	[4]	Orange Cnty. Sch. Brd., COP, Ser. B, 2.15%, 1/03/05, AMBAC, FRDD	N/A	200,000

			Georgia—3.1%
F1+	4,465	[4]	De Kalb County Hsg. Auth., 4.50%, 1/03/05, FRWD	N/A	4,465,000
A1+	10,345	[4]	Mun. Elec. Auth., Proj. One, Ser. C, 1.87%, 1/05/05, MBIA, FRWD	N/A	10,345,000

					14,810,000

			Massachusetts—2.3%
A1+	11,200	[4]	Massachusetts Dev. Fin. Agcy. Rev., Boston Univ. Proj., Ser. R-2, 2.17%, 1/03/05, XLCA, FRDD	N/A	11,200,000

			New Jersey—2.5%
A1+	11,890	[4]	New Jersey Sports & Exposition Auth., Ser. B 2, 1.95%, 1/05/05, MBIA, FRWD	N/A	11,890,000

			New York—2.9%
A1+	5,000	[4]	New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev., Ser. C, 2.18%, 1/03/05, FRDD	N/A	5,000,000
A1+	9,000	[4]	New York City Transl. Fin. Auth., Ser. A-1, 2.00%, 1/05/05, FRWD	N/A	9,000,000

					14,000,000

			North Carolina—1.1%
A1+	5,000	[4]	North Carolina, Ser. B, 1.95%, 1/05/05, FRWD	N/A	5,000,000

			Ohio—1.9%
VMIG1	3,300	[4]	Hamilton Cnty. Hosp. Facs., 2.01%, 1/06/05, FRWD	N/A	3,300,000
VMIG1	5,845	[4]	Hamilton Ohio Elec. Rev., Ser. B, 1.99%, 1/06/05, FSA, FRWD	N/A	5,845,000

					9,145,000

			Texas—0.7%
A1+	3,365	[4]	Brownsville Util. Sys., Ser. A, 1.97%, 1/05/05, MBIA, FRWD	N/A	3,365,000

			Puerto Rico—0.5%
A1+	2,500	[4]	Puerto Rico Comnwlth. Hwy. & Transp. Auth., Transp. Rev., Ser. A, 1.95%,
			1/05/05, AMBAC, FRWD	N/A	2,500,000

See Notes to Financial Statements.

BlackRock Municipal Target Term Trust (BMN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—0.9%
4,100	AIM Tax Free Investment. Co. Cash Reserve Portfolio	$4,100,000

	Total Short-Term Investments (cost $76,210,000)	76,210,000

	Total Investments—160.9% (cost $745,954,000)	770,670,436
	Other assets in excess of liabilities—1.6%	7,560,477
	Preferred shares at redemption value, including dividends payable—(62.5)%	(299,189,294)

	Net Assets Applicable to Common Shareholders—100%	$479,041,619

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
CAPMAC	—	Capital Markets Assurance Company	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Strategic Municipal Trust (BSD)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—152.3%
			Alabama—14.2%
AAA	$ 7,000		Alabama Pub. Sch. & Coll. Auth., Cap. Impvt., Ser. C, 5.75%, 7/01/18	07/09 @ 101.5	$7,853,790
Baa2	3,000		Courtland Ind. Dev. Brd., PCR, Champion Intl. Corp. Proj., Ser. A, 6.70%, 11/01/29	11/09 @ 101	3,250,230
AAA	4,635	[3]	Jefferson Cnty. Swr., Ser. D, 5.75%, 2/01/07, FGIC	N/A	5,005,800

					16,109,820

			Alaska—1.0%
AAA	1,130		Alaska Hsg. Fin. Corp., Ser. A, 5.875%, 12/01/24, MBIA	12/05 @ 102	1,166,646

			California—6.2%
AAA	1,000		California St., 5.00%, 6/01/31, AMBAC	12/14 @ 100	1,030,690
			Golden St. Tobacco Sec. Corp., Ser. B,
A-	2,600		5.50%, 6/01/43	06/13 @ 100	2,712,164
A-	3,100		5.625%, 6/01/38	06/13 @ 100	3,271,151

					7,014,005

			Colorado—2.0%
AAA	10,000		Northwest Pkwy. Pub. Hwy. Auth., Ser. B, Zero Coupon, 6/15/30, FSA	06/11 @ 31.387	2,249,000

			Connecticut—8.6%
			Mashantucket Western Pequot Tribe, Spec. Rev.,
Baa3	1,500		Ser. A, 5.50%, 9/01/28	09/09 @ 101	1,534,245
Baa3	8,000	[4]	Ser. B, 5.75%, 9/01/27	09/07 @ 102	8,287,200

					9,821,445

			Florida—9.7%
			Florida Hsg. Fin. Corp., Sunset Place, Ser. K-1,
BBB-	2,150		6.00%, 10/01/19	10/09 @ 102	2,118,373
BBB-	2,000		6.10%, 10/01/29	10/09 @ 102	1,962,240
NR	3,300		Hillsborough Cnty. Ind. Dev. Auth., Nat. Gypsum Proj., Ser. A, 7.125%, 4/01/30	10/10 @ 101	3,618,978
BB	2,045		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,188,804
NR	1,070		Reunion West Cmnty. Dev. Dist., Spl. Assmt., 6.25%, 5/01/36	05/12 @ 101	1,105,075

					10,993,470

			Georgia—1.8%
AAA	2,000		Atlanta Wtr. & Wstwtr., 5.00%, 11/01/34, FSA	11/14 @ 100	2,056,160

			Illinois—9.9%
NR	850		Centerpoint Intermodal Ctr. Prog. Trust, Ser. A, 8.00%, 6/15/23	No Opt. Call	857,641
			Chicago Brd. of Ed., Sch. Reform, AMBAC,
AAA	4,480	[3]	5.75%, 12/01/07	N/A	4,993,050
AAA	520		5.75%, 12/01/27	12/07 @ 102	572,868
CC	7,560		Chicago O’Hare Intl. Arpt., Delta Air Lines Inc. Term. Proj., 6.45%, 5/01/18	01/05 @ 100	4,164,502
			Illinois Fin. Auth. Student Hsg., MJH Ed. Asst. Living Proj.,
Baa2	375		Ser. A, 5.125%, 6/01/35	06/14 @ 100	366,229
Baa3	300		Ser. B, 5.375%, 6/01/35	06/14 @ 100	290,604

					11,244,894

			Kentucky—10.6%
AAA	32,345		Kentucky Econ. Dev. Fin. Sys., Norton Hlth. Care, Inc. Proj., Ser. B, Zero Coupon,
			10/01/24, MBIA	No Opt. Call	12,039,132

			Michigan—9.3%
AAA	2,000		Michigan Hosp. Fin. Auth., Mercy Hlth. Svcs., 5.75%, 8/15/19, MBIA	08/09 @ 101	2,227,860
BB+	8,000		Midland Cnty. Econ. Dev., Ser. A, 6.875%, 7/23/09	07/07 @ 101	8,333,760

					10,561,620

			Missouri—1.9%
A	2,000		Missouri Hlth. & Edl. Facs. Auth., Hlth. Facs. Rev., St. Anthony’s Med. Ctr. Proj., 6.125%, 12/01/19	12/10 @ 101	2,138,180

			New Jersey—10.6%
B	6,000		New Jersey Econ. Dev. Auth., Continental Airlines Inc. Proj., 6.25%, 9/15/19	09/09 @ 101	5,104,560
AAA	6,000	[3]	New Jersey Transp. Trust Fund Auth., Transp. Sys., Ser. A, 6.00%, 6/15/10	N/A	6,940,260

					12,044,820

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			New York—8.4%
			New York City Transl. Fin. Auth., Ser. B,
AAA	$ 4,885	[3]	6.00%, 5/15/10	N/A	$5,694,738
AA+	1,115		6.00%, 11/15/21	05/10 @ 101	1,273,486
Aa1	2,500		New York Mtg. Agcy., Homeowner Mtg., Ser. 85, 5.70%, 10/01/17	09/09 @ 100	2,629,950

					9,598,174

			Oklahoma—1.1%
B-	1,225		Tulsa Mun. Arpt. Trust, Ser. A, 7.75%, 6/01/35	No Opt. Call	1,265,437

			Pennsylvania—18.8%
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp. Proj.,
B3	2,250		6.00%, 11/01/23	11/08 @ 102	2,099,835
B3	2,335		6.20%, 11/01/14	11/09 @ 102	2,298,574
			Pennsylvania Econ. Dev. Fin. Auth., Ser. A,
A3	700		Amtrak Proj., 6.125%, 11/01/21	05/11 @ 101	732,879
A3	1,000		Amtrak Proj., 6.25%, 11/01/31	05/11 @ 101	1,041,550
A3	1,000		Amtrak Proj., 6.50%, 11/01/16	05/11 @ 101	1,084,290
BB-	3,555		Exempt Facs. Rev., Reliant Energy Conv. Proj., 6.75%, 12/01/36	12/09 @ 103	3,685,682
AAA	8,500	[3]	Philadelphia Sch. Dist., GO, Ser. C, 5.75%, 3/01/10, MBIA	N/A	9,682,520
AAA	720		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	761,781

					21,387,111

			South Carolina—2.5%
BBB	2,500		So. Carolina Jobs Econ. Dev. Auth., Hosp. Facs. Rev., Palmetto Hlth. Alliance Proj., Ser. C,
			7.00%, 8/01/30	08/13 @ 100	2,796,925

			Tennessee—5.3%
Baa2	3,750		Maury Cnty. Ind. Dev. Brd., PCR, Saturn Corp. Proj., 6.50%, 9/01/24	01/05 @ 102	3,850,125
AAA	2,000		Memphis Shelby Cnty. Arpt. Auth., Ser. D, 6.00%, 3/01/24, AMBAC	03/10 @ 101	2,198,900

					6,049,025

			Texas—12.5%
AAA	4,750		Harris Cnty. Houston Sports Auth., Ser. A, Zero Coupon, 11/15/38, MBIA	11/30 @ 61.166	705,945
AAA	1,500		Lower Colorado River Auth., Ser. A, 5.50%, 5/15/21, AMBAC	05/09 @ 101	1,646,595
AAA	15,000		Texas Tpke. Auth., Central Sys. Rev., Zero Coupon, 8/15/31, AMBAC	08/12 @ 32.807	3,185,400
AA+	500		Texas Wtr. Fin. Asst., GO, 5.75%, 8/01/22	08/10 @ 100	559,980
AAA	7,030	[3,5]	Travis Cnty. Hlth. Facs. Dev. Corp., Ascension Hlth. Proj., Ser. A, 5.875%, 11/15/09, AMBAC	N/A	8,091,460

					14,189,380

			Utah—3.8%
AAA	4,000		Intermountain Pwr. Agcy., Sply., Ser. B, 5.75%, 7/01/19, MBIA	07/07 @ 102	4,371,680

			Virginia—1.7%
AAA	1,750		Virginia Res. Auth., Clean Wtr. Rev., 5.625%, 10/01/22	10/10 @ 100	1,948,468

			Washington—6.5%
			Washington, GO,
Aa1	4,750		Ser. A, 5.625%, 7/01/24	07/09 @ 100	5,178,260
Aa1	2,000		Ser. B, 6.00%, 1/01/25	01/10 @ 100	2,243,580

					7,421,840

			Multi-State—5.9%
Baa1	2,000	[4]	Charter Mac Equity Issuer Trust, Ser. B, 7.60%, 11/30/50	11/10 @ 100	2,294,720
A3	4,000	[4]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,414,440

					6,709,160

			Total Long-Term Investments (cost $161,052,943)		173,176,392

See Notes to Financial Statements.

BlackRock Strategic Municipal Trust (BSD) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.3%
1,500	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $1,500,000)	$1,500,000

	Total Investments—153.6% (cost $162,552,943)	$174,676,392
	Other assets in excess of liabilities—0.9%	1,016,062
	Preferred shares at redemption value, including dividends payable—(54.5)%	(62,006,319)

	Net Assets Applicable to Common Shareholders—100%	$113,686,135

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 13.2% of its net assets, with a current market value of $14,996,360, in securities restricted as to resale.
[5]	Entire or partial principal amount pledged as collateral for financial futures contracts.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—151.4%
		California—139.3%
AAA	$ 2,635	Alameda Cnty., COP, Ser. A, 3.80%, 12/01/08, MBIA	No Opt. Call	$2,775,735
		Anaheim Union High Sch. Dist., GO, Ser. A, FSA,
AAA	1,060	3.50%, 8/01/08	No Opt. Call	1,101,149
AAA	1,250	4.00%, 8/01/09	No Opt. Call	1,325,513
AAA	1,000	Burbank, Elec. Rev., 3.50%, 6/01/09, MBIA	No Opt. Call	1,041,880
		California, GO,
AAA	2,000	5.00%, 6/01/09, MBIA	No Opt. Call	2,203,800
AAA	3,000	5.50%, 4/01/09, MBIA	No Opt. Call	3,354,600
AAA	3,000	5.50%, 2/01/10, MBIA	No Opt. Call	3,381,990
AAA	2,000	6.25%, 9/01/08, FGIC	No Opt. Call	2,263,380
AAA	15,000	6.30%, 9/01/08, MBIA	No Opt. Call	17,001,300
		California Dept. of Wtr. Res.,
AAA	10,000	Pwr. Sply. Rev., Ser. A, 3.125%, 5/01/08, FSA	No Opt. Call	10,242,900
AAA	10,000	Pwr. Sply. Rev., Ser. A, 3.375%, 5/01/09, MBIA	No Opt. Call	10,318,800
AAA	1,000	Wtr. Rev., Central Valley Proj., Ser. Z, 4.00%, 12/01/09, FGIC	No Opt. Call	1,064,540
AAA	2,000	California Hlth. Facs. Fin. Auth., Sutter Hlth. Care Sys. Proj., 5.70%, 8/15/09, MBIA	08/06 @ 102	2,144,120
AAA	2,100	California Pub. Wks. Brd., Energy Efficiency, Ser. A, 5.625%, 10/01/08, AMBAC	10/05 @ 102	2,194,311
AAA	2,600	Castaic Lake Wtr. Agcy., COP, Wtr. Sys. Impvt. Proj., Ser. A, 7.25%, 8/01/10, MBIA	No Opt. Call	3,172,000
AAA	1,135	Chaffey Cmnty. Coll. Dist., GO, Ser. A, 3.75%, 7/01/09, FSA	No Opt. Call	1,190,456
		Chula Vista, COP, Police Fac. Proj., MBIA,
AAA	1,000	4.00%, 8/01/08	No Opt. Call	1,055,850
AAA	1,000	4.00%, 8/01/09	No Opt. Call	1,060,410
AAA	5,500	Clovis Unified Sch. Dist., Ser. B, Zero Coupon, 8/01/08, FGIC	ETM	5,016,935
AAA	1,855	El Paso De Robles, GO, Ser. A, Zero Coupon, 8/01/09, FGIC	No Opt. Call	1,624,720
AAA	4,025	Elsinore Valley Mun. Wtr. Dist., COP, Ser. A, 6.00%, 7/01/09, FGIC	No Opt. Call	4,584,797
AAA	1,055	Glendale Unified Sch. Dist., Ser. D, 3.50%, 9/01/09, MBIA	No Opt. Call	1,096,831
		Long Beach Bd. of Fin. Auth., Tax Alloc. Rev., Redev. Projs., AMBAC,
AAA	1,245	3.50%, 8/01/08	No Opt. Call	1,291,165
AAA	1,120	3.75%, 8/01/09	No Opt. Call	1,173,200
AAA	13,110	Los Angeles, GO, Ser. A, 3.50%, 9/01/09, MBIA	No Opt. Call	13,629,811
		Los Angeles Cnty.,
AAA	2,910	Asset Leasing Corp. Rev., 5.95%, 12/01/07, AMBAC	No Opt. Call	3,210,254
AAA	8,090	Asset Leasing Corp. Rev., 6.00%, 12/01/08, AMBAC	No Opt. Call	9,166,132
AAA	8,600	Asset Leasing Corp. Rev., 6.05%, 12/01/09, AMBAC	No Opt. Call	9,940,826
AAA	4,405	Met. Trans. Auth. Rev., Spl. Benefit Assmt. Dist. A1, 3.75%, 9/01/08, AMBAC	No Opt. Call	4,618,158
AAA	9,835	Sanitation Dists. Fin. Auth. Rev., Cap. Proj., Ser. A, 4.00%, 10/01/09, FSA	No Opt. Call	10,449,392
AAA	6,000	Los Angeles Dept. of Arpts., Arpt. Rev., LA Intl. Arpt. Proj., Ser. B, 5.00%, 5/15/09, MBIA	No Opt. Call	6,592,500
AAA	3,860	Los Angeles Sanitation Equip., Ser. A, 3.625%, 2/01/09, FSA	No Opt. Call	4,028,605
		Los Angeles Unified Sch. Dist., FSA,
AAA	2,660	Ser. B, 3.00%, 10/01/08	No Opt. Call	2,715,727
AAA	7,500	Ser. F, 3.00%, 7/01/09	No Opt. Call	7,629,525
AAA	1,000	Mount Diablo Unified Sch. Dist., GO, 3.50%, 8/01/08, FSA	No Opt. Call	1,038,820
AAA	1,000	Orange Cnty. Local Trans. Auth., Sales Tax Rev., 6.00%, 2/15/09, MBIA	No Opt. Call	1,134,230
AAA	2,495	Pasadena Unified Sch. Dist., Ser. C, 3.50%, 11/01/08, FSA	No Opt. Call	2,598,318
AAA	3,345	Sacramento City Fin. Auth., City Hall & Redev. Projs., Ser. A, 3.50%, 12/01/08, FSA	No Opt. Call	3,486,427
AAA	1,000	Sacramento City Unified Sch. Dist., 3.50%, 7/01/09, FGIC	No Opt. Call	1,038,330
		Sacramento Mun. Util. Dist., Elec. Rev., Ser. C,
AAA	825	5.75%, 11/15/07, MBIA	ETM	828,762
AAA	3,750	5.75%, 11/15/08, FGIC	ETM	3,767,100
AAA	3,950	5.75%, 11/15/09, MBIA	ETM	3,968,012
AAA	5,000	San Bernardino Cnty., Trans. Auth., Sales Tax Rev., 6.00%, 3/01/10, FGIC	ETM	5,328,500
		San Diego Cnty.,
AAA	2,360	COP, 5.00%, 2/01/09, AMBAC	No Opt. Call	2,588,000
AAA	11,000	COP, 5.625%, 9/01/12, AMBAC	No Opt. Call	12,659,900
AAA	7,830	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, MBIA	ETM	7,902,192
AAA	2,500	Regl. Trans. Comm., Sales Tax Rev., Ser. A, 6.00%, 4/01/08, FGIC	ETM	2,523,050
AAA	12,725	San Diego Pub. Facs. Fin. Auth., Wtr. Rev., 3.00%, 8/01/09, MBIA	No Opt. Call	12,948,451

See Notes to Financial Statements.

BlackRock California Insured Municipal 2008 Term Trust (BFC) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			California—(continued)
AAA	$ 1,250		San Francisco City & Cnty., GO, 4.00%, 6/15/09, FSA	No Opt. Call	$1,328,937
AAA	1,000		San Jose Redev. Agcy., 4.00%, 8/01/09, MBIA	ETM	1,065,310
AAA	1,000		San Mateo Cnty. Cmnty. Coll. Dist., GO, Ser. A, 3.30%, 9/01/08, FGIC	No Opt. Call	1,032,720
			Santa Ana Unified Sch. Dist., GO, Ser. B, FGIC,
AAA	1,000		Zero Coupon, 8/01/08	No Opt. Call	907,680
AAA	2,000		Zero Coupon, 8/01/09	No Opt. Call	1,751,720
AAA	4,030		Santa Barbara Cnty., Local Transp. Auth., Sales Tax Rev., 3.00%, 3/15/09, FSA	No Opt. Call	4,111,285
AAA	2,470		Santa Clara, COP, Ser. B, 3.50%, 2/01/09, AMBAC	No Opt. Call	2,566,009
AAA	4,620		Santa Clara Valley Wtr. Dist., COP, 4.00%, 2/01/09, FGIC	No Opt. Call	4,888,514
AAA	4,665		So. Coast Air Qual. Mgmt. Dist. Bldg. Corp., 4.00%, 8/01/09, AMBAC	No Opt. Call	4,946,813
			Univ. of California,
AAA	2,500		Ser. A, 5.00%, 5/15/09, AMBAC	No Opt. Call	2,757,725
AAA	2,000		Ser. F, 5.00%, 9/01/11, FGIC	09/06 @ 101	2,105,760

					242,933,877

			Puerto Rico—12.1%
			Puerto Rico Elec. Pwr. Auth.,
AAA	5,280		Ser. DD, 5.00%, 7/01/09, FSA	07/08 @ 101.5	5,766,816
AAA	7,000		Ser. DD, 5.00%, 7/01/10, FSA	07/08 @ 101.5	7,606,200
AAA	3,000		Ser. KK, 4.50%, 7/01/09, XLCA	No Opt. Call	3,228,150
AAA	4,000		Puerto Rico Mun. Fin. Agcy., Ser. A, 5.625%, 8/01/10, FSA	08/09 @ 101	4,500,400

					21,101,566

			Total Long-Term Investments (cost $248,974,344)		264,035,443

			SHORT-TERM INVESTMENTS—6.5%
			California—5.2%
A1+	5,000	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. B-2, 2.00%, 1/03/05, FRDD	N/A	5,000,000
A1+	4,100	[3]	Vacaville Multi-Fam. Mtg., Quail Run Proj., Ser. A, 1.95%, 1/05/05, FRWD	N/A	4,100,000

					9,100,000

	Shares
	(000)

			Money Market Fund—1.3%
	2,300		AIM Tax Free Investment Co. Cash Reserve Portfolio	N/A	2,300,000

			Total Short-Term Investments (cost $11,400,000)		11,400,000

			Total Investments—157.9% (cost $260,374,344)		$275,435,443
			Other assets in excess of liabilities—2.0%		3,562,815
			Preferred shares at redemption value, including dividends payable—(60.0)%		(104,589,894)

			Net Assets Applicable to Common Shareholders—100%		$174,408,364

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 96.6% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock California Municipal 2018 Term Trust (BJZ)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—143.4%
			California—112.1%
BBB+	$ 2,100		ABAG Fin. Auth. for Nonprofit Corps., San Diego Hosp. Assoc. Proj., Ser. C, 5.375%, 3/01/21	03/14 @ 100	$2,172,744
			California, GO,
A	5,000		5.00%, 11/01/20	11/11 @ 100	5,240,900
AAA	6,500		Ser. BZ, 5.35%, 12/01/21, MBIA	06/07 @ 101	6,608,745
			California Cnty. Tobacco Sec. Agcy.,
BBB	5,000		Ser. A, 5.50%, 6/01/33	06/12 @ 100	4,390,050
BBB	5,000		Fresno Cnty. Fdg. Corp., 5.875%, 6/01/27	06/12 @ 100	4,666,350
A2	6,500	[3]	California Dept. of Wtr. Res., Pwr. Sply. Rev., Ser. A, 5.125%, 5/01/19	05/12 @ 101	6,932,315
			California Hlth. Fac. Fin. Auth., Adventist Hlth. Sys. Proj., Ser. A,
A	1,075		5.00%, 3/01/18	03/13 @ 100	1,120,236
A	1,000		5.00%, 3/01/19	03/13 @ 100	1,035,140
A	2,060		5.00%, 3/01/20	03/13 @ 100	2,119,617
A	1,355		5.00%, 3/01/24	03/13 @ 100	1,376,680
			California Infrastructure & Econ. Dev.,
A	1,985		J. David Gladstone Inst. Proj., 5.50%, 10/01/20	10/11 @ 101	2,152,395
A	6,500		Kaiser Hosp. Asst. LLC Proj., Ser. A, 5.55%, 8/01/31	08/11 @ 102	6,783,335
A2	3,100		California Poll. Ctrl. Fin. Auth., PCR, San Diego Gas & Elec. Proj., Ser. A, 5.90%, 6/01/14	No Opt. Call	3,573,556
			California Pub. Wks. Brd., Ser. A,
A-	2,020		California Cmnty. Coll. Proj., 5.00%, 12/01/17	12/08 @ 101	2,111,102
A-	2,415		California St. Univ. Proj., 5.00%, 10/01/17	10/08 @ 101	2,542,005
AAA	7,500		Clovis Unified Sch. Dist., Cap. Apprec. Election 2004, Ser. A, Zero Coupon, 8/01/21, FGIC	No Opt. Call	3,378,750
AAA	3,395		Fontana Pub. Fin. Auth., Tax Alloc. Rev., Fontana Redev. Proj., Ser. A, 5.25%, 9/01/18, FSA	09/11 @ 101	3,739,932
BBB	20,000		Foothill/Eastn. Transp. Corridor Agcy., Toll Road Rev., Zero Coupon, 1/15/21	01/10 @ 53.346	7,892,400
			Lathrop Fin. Auth., Wtr. Sply. Proj.,
NR4	995		5.80%, 6/01/21	06/13 @ 100	1,001,119
NR4	1,040		5.85%, 6/01/22	06/13 @ 100	1,045,668
NR4	1,000		5.90%, 6/01/23	06/13 @ 100	1,005,430
AAA	5,000		Long Beach Harbor Dept., Ser. A, 5.25%, 5/15/18, FGIC	05/10 @ 101	5,351,600
AA	5,000		Los Angeles Cnty., Pub. Wks. Fin. Auth., Regl. Pk. & Open Space Proj., Ser. A, 5.00%, 10/01/19	10/07 @ 101	5,279,800
AAA	10,025		Los Angeles Habor Dept., Ser. B, 5.50%, 8/01/21, AMBAC	08/11 @ 100	10,922,438
BBB+	2,500		Poll. Ctrl. Fin. Auth., Sld. Wst. Disp. Rev., Republic Svcs., Inc. Proj., Ser. C, 5.25%, 6/01/23	No Opt. Call	2,665,250
AAA	5,000		Riverside Unified Sch. Dist., Ser. A, 5.25%, 2/01/23, FGIC	02/12 @ 101	5,393,650
			San Bernardino Cnty., Spl. Tax, Cmnty. Facs.,
NR	105		5.35%, 9/01/17	09/12 @ 102	104,136
NR	245		5.50%, 9/01/18	09/12 @ 102	244,049
NR	500		5.60%, 9/01/19	09/12 @ 102	497,980
NR	355		5.70%, 9/01/20	09/12 @ 102	353,516
AAA	2,980		San Diego Cnty., COP, 5.25%, 11/01/19, AMBAC	11/11 @ 100	3,261,729
AAA	2,135		Santa Clara Valley Transp. Auth., Sales Tax Rev., Ser. A, 5.00%, 6/01/18, MBIA	06/11 @ 100	2,275,633
AAA	4,590		Stockton East Wtr. Dist., COP, Ser. B, Zero Coupon, 4/01/19, FGIC	04/12 @ 66.427	2,156,795

					109,395,045

			Multi-State—10.1%
A3	4,000	[5]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,374,040
A3	5,000	[5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	5,518,050

					9,892,090

			Trust Territories—4.1%
A-	4,000	[5]	San Manuel Entertainment Auth., 2004 Gaming Proj., Ser.C, 4.50%, 12/01/16	12/13 @ 102	4,003,280

			Puerto Rico—14.0%
A-	4,410		Puerto Rico Pub. Bldgs. Auth., Gov’t. Facs., Ser. C, 5.75%, 7/01/19	No Opt. Call	5,151,497
BBB+	7,500	[6]	Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	8,510,250

					13,661,747

See Notes to Financial Statements.

BlackRock California Municipal 2018 Term Trust (BJZ) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			U. S. Virgin Islands—3.1%
			Virgin Islands Pub. Fin. Auth., Sen. Lein Matching Loan, Ser. A,
BBB	$ 360		5.25%, 10/01/17	10/14 @ 100	$385,474
BBB	455		5.25%, 10/01/19	10/14 @ 100	483,852
BBB	460		5.25%, 10/01/21	10/14 @ 100	486,928
BBB	315		5.25%, 10/01/22	10/14 @ 100	332,678
BBB	960		5.25%, 10/01/23	10/14 @ 100	1,009,238
BBB	300		5.25%, 10/01/24	10/14 @ 100	313,707

					3,011,877

			Total Long-Term Investments (cost $134,226,260)		139,964,039

			SHORT-TERM INVESTMENTS—12.0%
			California—8.2%
A1+	4,000	[7]	Los Angeles Dept. of Wtr. & Pwr., Pwr. Sys., Ser. A-2, 1.95%, 1/06/05, FRWD	N/A	4,000,000
A1+	4,000	[7]	Met. Wtr. Dist., So. California Wtr. Wks. Rev., Ser. C-1, 1.92%, 1/06/05, FRWD	N/A	4,000,000

					8,000,000

	Shares
	(000)

			MONEY MARKET FUND—3.8%
	3,650		AIM Tax Free Investment. Co. Cash Reserve Portfolio	N/A	3,650,000

			Total Short-Term Investments (cost $11,650,000)		11,650,000

			Total Investments—155.4% (cost $145,876,260)		$151,614,039
			Other assets in excess of liabilities—1.5%		1,511,758
			Preferred shares at redemption value, including dividends payable—(56.9)%		(55,535,953)

			Net Assets Applicable to Common Shareholders—100%		$97,589,844

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[4]	Security is deemed to be of investment grade quality by the investment advisor.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 14.2% of its net assets, with a current market value of $13,895,370, in securities restricted as to resale.
[6]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[7]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—144.9%
		Florida—127.2%
AAA	$ 1,500	Alachua Cnty. Sch. Dist., GO, 4.25%, 1/01/09, FSA	No Opt. Call	$1,592,610
AAA	1,765	Collier Cnty. Sch. Brd., COP, Ser. A, 3.50%, 2/15/09, FSA	No Opt. Call	1,816,785
		Dade Cnty.,
AAA	1,000	Aviation Rev., 6.00%, 10/01/08, AMBAC	10/05 @ 102	1,046,420
AAA	5,000	GO, Ser. A, Zero Coupon, 2/01/08, MBIA	02/06 @ 92.852	4,530,150
AAA	905	GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	ETM	818,953
AAA	1,095	GO, Ser. B, Zero Coupon, 10/01/08, AMBAC	No Opt. Call	986,146
AAA	1,515	Delray Beach, Decade of Excellence Prog. Proj., GO, 3.50%, 2/01/09, FSA	No Opt. Call	1,563,783
		Escambia Cnty. Util. Sys., Ser. B, FGIC,
AAA	1,595	6.125%, 1/01/09	No Opt. Call	1,799,623
AAA	5,235	6.25%, 1/01/12	No Opt. Call	6,159,710
AAA	5,060	6.25%, 1/01/13	No Opt. Call	5,987,599
		Florida Brd. of Ed.,
AAA	8,720	GO, 3.50%, 1/01/09, FSA	No Opt. Call	9,012,207
AAA	4,190	Lottery Rev., Ser. A, 5.00%, 7/01/08, FGIC	No Opt. Call	4,545,186
		Florida Dept. of Env. Protection Presvtn., Ser. B, FGIC,
AAA	5,905	4.00%, 7/01/08	No Opt. Call	6,209,285
AAA	6,140	4.00%, 7/01/09	No Opt. Call	6,472,665
		Florida Div. of Bond Fin. Dept., Gen. Svc. Rev.,
AAA	2,000	Nat. Res. & Presvtn., Ser. A, 5.00%, 7/01/11, AMBAC	07/07 @ 101	2,132,200
AAA	8,000	Dept. of Env. Presvtn., Ser. B, 5.25%, 7/01/10, FSA	07/08 @ 101	8,742,160
AAA	1,090	Florida Mun. Loan Council, Ser. C, 3.50%, 11/01/08, MBIA	No Opt. Call	1,131,496
AAA	6,000	Greater Orlando Aviation Auth., Orlando Arpt. Facs. Rev. Proj., Ser. C, 3.50%, 10/01/08, MBIA .	No Opt. Call	6,199,740
AAA	3,000	Hillsborough Cnty. Sch. Dist., Sales Tax Rev., 4.00%, 10/01/09, AMBAC	No Opt. Call	3,170,910
AAA	10,000	Hillsborough Cnty. Util., 4.50%, 8/01/08, AMBAC	No Opt. Call	10,696,900
		Indian River Cnty. Sch. Dist., GO, FSA,
AAA	950	3.25%, 4/01/08	No Opt. Call	974,995
AAA	1,000	3.25%, 4/01/09	No Opt. Call	1,023,480
		Indian Trace Cmnty. Dev. Dist., Wtr. Mgmt. Spec. Benefit, Ser. A, MBIA,
AAA	3,000	5.625%, 5/01/08	05/05 @ 102	3,093,030
AAA	2,910	5.75%, 5/01/09	05/05 @ 102	3,001,403
		Jacksonville Beach Utils., AMBAC,
AAA	1,100	3.10%, 4/01/09	No Opt. Call	1,119,250
AAA	1,155	3.10%, 10/01/09	No Opt. Call	1,174,878
AAA	5,895	Jacksonville Excise Tax, 4.25%, 10/01/08, AMBAC	No Opt. Call	6,271,691
		Jacksonville Sales Tax,
AAA	1,155	3.125%, 10/01/08, FGIC	No Opt. Call	1,182,662
AAA	1,000	3.375%, 10/01/09, FGIC	No Opt. Call	1,029,360
AAA	2,000	4.10%, 10/01/08, AMBAC	No Opt. Call	2,117,160
AAA	825	Lake Cnty. Sch. Brd., COP, 3.50%, 7/01/09, AMBAC	No Opt. Call	851,309
AAA	2,000	Lakeland Elec. & Wtr., 5.90%, 10/01/08, FSA	No Opt. Call	2,245,000
AAA	3,000	Lee Cnty. Arprt., 4.25%, 10/01/09, FSA	No Opt. Call	3,193,050
		Miami, GO, FGIC,
AAA	1,345	5.90%, 12/01/08	No Opt. Call	1,516,783
AAA	1,000	6.00%, 12/01/09	No Opt. Call	1,150,140
		Miami Dade Cnty.,
AAA	2,000	Edl. Fac., Ser. A, 4.875%, 4/01/09, AMBAC	No Opt. Call	2,176,400
AAA	1,535	Pub. Svc. Tax Rev., Pub. Impvt., 3.40%, 4/01/08, AMBAC	No Opt. Call	1,582,524
AAA	1,595	Pub. Svc. Tax Rev., Pub. Impvt., 3.625%, 4/01/09, AMBAC	No Opt. Call	1,656,264
AAA	4,775	Sch. Brd., COP, 5.25%, 8/01/11, FSA	08/08 @ 101	5,216,592

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			Florida—(continued)
			Orange Cnty.,
AAA	$ 1,000	[3]	Pub. Svc. Tax Rev., 5.70%, 10/01/05, FGIC	N/A	$1,047,210
AAA	4,895		Sales Tax Rev., Ser. A, 3.25%, 1/01/09, FGIC	No Opt. Call	5,012,920
AAA	5,130		Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/08, AMBAC	No Opt. Call	5,402,865
AAA	5,340		Tourist Dev., Tax Rev., Ser. A, 4.00%, 10/01/09, AMBAC	No Opt. Call	5,632,045
AAA	1,005		Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	ETM	1,128,625
AAA	495		Tourist Dev., Tax Rev., Ser. A, 5.85%, 10/01/08, MBIA	No Opt. Call	553,816
			Orlando Wstwtr. Sys., Ser. A, AMBAC,
AAA	1,100		3.25%, 10/01/08	No Opt. Call	1,131,229
AAA	1,280		3.50%, 10/01/09	No Opt. Call	1,324,646
			Osceola Cnty., AMBAC,
AAA	1,810		3.75%, 10/01/08	No Opt. Call	1,893,531
AAA	1,535		3.875%, 10/01/09	No Opt. Call	1,613,976
			Osceola Cnty. Gas Tax, FGIC,
AAA	640		3.10%, 4/01/08	No Opt. Call	653,869
AAA	535		3.30%, 4/01/09	No Opt. Call	548,626
			Palm Beach Cnty. Sch. Brd., COP, Ser. D, FSA,
AAA	1,770		3.00%, 8/01/08	No Opt. Call	1,801,258
AAA	850		3.30%, 8/01/09	No Opt. Call	870,315
AAA	7,085		Pasco Cnty. Sld. Wst. Disp. & Res. Rec. Sys., 6.00%, 4/01/09, FGIC	01/05 @ 100	7,121,559
			Polk Cnty. Sch. Brd., COP, Ser. A, FSA,
AAA	2,000		3.20%, 1/01/08	No Opt. Call	2,047,040
AAA	2,000		3.375%, 1/01/09	No Opt. Call	2,055,300
AAA	1,020		Sebring Wtr. & Wstwtr., 3.625%, 1/01/09, FGIC	No Opt. Call	1,058,974
AAA	2,000		Seminole Cnty. Wtr. & Swr., 6.00%, 10/01/09, MBIA	No Opt. Call	2,290,680
			So. Florida Wtr. Mgmt. Dist., AMBAC,
AAA	1,250		3.00%, 10/01/08	No Opt. Call	1,274,388
AAA	1,000		3.30%, 10/01/09	No Opt. Call	1,026,050
AAA	1,025		St. Johns Cnty. Sch. Brd. COP, Ser. A, 3.50%, 7/01/09, MBIA	No Opt. Call	1,057,687
AAA	500		St. Petersburg Hlth. Facs. Auth., All Childrens Hosp. Proj., 3.10%, 11/15/08, AMBAC	No Opt. Call	510,040
AAA	1,370		Vlg. Ctr. Cmnty. Dev. Dist. Rec., Ser. A, 5.50%, 11/01/08, MBIA	No Opt. Call	1,521,522
AAA	2,370		Volusia Cnty., Sales Tax Rev., Ser. B, 4.00%, 10/01/08, MBIA	No Opt. Call	2,500,421

					176,269,091

			Puerto Rico—17.7%
			Puerto Rico Mun. Fin. Agcy., Ser. A, FSA,
AAA	10,000		3.50%, 8/01/08	No Opt. Call	10,339,600
AAA	12,000		3.75%, 8/01/09	No Opt. Call	12,517,320
AAA	1,500		5.625%, 8/01/10	08/09 @ 101	1,687,650

					24,544,570

			Total Long-Term Investments (cost $191,782,567)		200,813,661

			SHORT-TERM INVESTMENTS—13.4%
			Florida—6.4%
A1+	6,000	[4]	Highlands Cnty. Hlth. Facs. Auth., Adventist Hlth. Sys. Proj., Ser. B, 2.00%,
			1/06/05, FGIC, FRWD	N/A	6,000,000
A1+	2,900	[4]	Palm Beach Cnty. Sch. Brd., COP, Ser. B, 1.92%, 1/07/05, AMBAC, FRWD	N/A	2,900,000

					8,900,000

			Puerto Rico—4.3%
A-1	6,000	[4]	Puerto Rico Gov’t. Dev. Bank, 1.92%, 1/05/05, MBIA, FRWD	N/A	6,000,000

See Notes to Financial Statements.

BlackRock Florida Insured Municipal 2008 Term Trust (BRF) (continued)

Shares
(000)	Description	Value

	Money Market Fund—2.7%
3,700	AIM Tax Free Investment Co. Cash Reserve Portfolio	$3,700,000

	Total Short-Term Investments (cost $18,600,000)	18,600,000

	Total Investments—158.3% (cost $210,382,567)	$219,413,661
	Other assets in excess of liabilities—2.4%	3,279,022
	Preferred shares at redemption value, including dividends payable—(60.7)%	(84,150,279)

	Net Assets Applicable to Common Shareholders—100%	$138,542,404

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 100.0% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FRWD	—	Floating Rate Weekly Demand
COP	—	Certificate of Participation	FSA	—	Financial Security Assurance
ETM	—	Escrowed to Maturity	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Florida Municipal 2020 Term Trust (BFO)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—155.7%
			Florida—134.7%
NR	$ 1,960		Brandy Creek Cmnty. Dev. Dist., Spl. Assmt., Ser. B, 5.40%, 5/01/09	No Opt. Call	$1,995,006
NR3	4,895		Crossings at Fleming Island, Cmnty. Dev. Dist., 6.75%, 10/01/25	10/09 @ 102	5,077,730
AAA	1,095		Deltona Util. Sys., 5.00%, 10/01/23, MBIA	10/13 @ 100	1,156,813
BBB	4,000		Escambia Cnty. Env. Impvt., 5.75%, 11/01/27	No Opt. Call	4,035,400
NR	5,000	[4]	Escambia Cnty. Hlth. Facs. Auth., 5.95%, 7/01/20, AMBAC	No Opt. Call	5,109,200
AAA	6,150		Florida Brd. of Ed., GO, Ser. J, 5.00%, 6/01/24, AMBAC	06/13 @ 101	6,489,665
BBB+	1,955		Hillsborough Cnty. Ind. Dev. Auth., PCR, Tampa Elec. Co. Proj., 5.50%, 10/01/23	10/12 @ 100	1,985,576
AAA	1,000		Hillsborough Cnty. Sch. Brd., 5.00%, 7/01/27, MBIA	07/13 @ 100	1,034,240
AA	1,000		Lakeland Wtr. & Wstwtr., 5.00%, 10/01/27	10/12 @ 100	1,032,300
AAA	3,000		Lee Cnty. Transp. Fac., Ser. B, 5.00%, 10/01/22, AMBAC	10/14 @ 100	3,207,360
			Marco Island Util. Sys., MBIA,
AAA	2,000		5.00%, 10/01/22	10/13 @ 100	2,134,000
AAA	1,375		5.00%, 10/01/23	10/13 @ 100	1,452,619
AAA	1,000		5.25%, 10/01/21	10/13 @ 100	1,090,590
BB	2,500		Miami Beach Hlth. Facs. Auth., Mt. Sinai Med. Ctr. Proj., 6.75%, 11/15/21	11/14 @ 100	2,675,800
			Miami Dade Cnty., MBIA,
AAA	5,365		Ser. A, Zero Coupon, 10/01/19	04/08 @ 55.413	2,579,277
AAA	10,000		Ser. A, Zero Coupon, 10/01/20	04/08 @ 52.398	4,544,500
AAA	7,560		Ser. B, Zero Coupon, 10/01/32	04/08 @ 26.494	1,639,386
AAA	4,695		Miami-Dade Cnty. Edl. Facs. Auth. Rev., Univ. Miami Proj., Ser. A, 5.00%, 4/01/24, AMBAC	04/14 @ 100	4,950,408
AAA	4,000		Mun. Loan Council, Ser. A, Zero Coupon, 4/01/20, MBIA	No Opt. Call	2,018,160
NR	3,875		No. Palm Beach Cnty. Impvt. Dist., Wtr. Ctrl. & Impvt. Unit Dev. 43, 6.10%, 8/01/21	08/11 @ 101	4,046,585
A	4,450		Orange Cnty. Hlth. Facs. Auth., Hosp. Adventist Hlth. Sys. Proj., 5.625%, 11/15/32	11/12 @ 101	4,715,398
AAA	6,500		Palm Beach Cnty. Sch. Brd., COP, Ser. D, 5.00%, 8/01/28, FSA	08/12 @ 100	6,660,290
			Palm Coast Florida Util. Sys., MBIA,
AAA	1,770		5.00%, 10/01/22	10/13 @ 100	1,888,590
AAA	1,485		5.00%, 10/01/23	10/13 @ 100	1,568,828
AAA	1,500		5.00%, 10/01/24	10/13 @ 100	1,577,955
AAA	2,760		Polk Cnty. Florida Util. Sys., 5.00%, 10/01/23, FGIC	10/13 @ 100	2,915,802
NR	4,765		Sterling Hill Cmnty. Dev. Dist., 6.10%, 5/01/23	05/13 @ 101	4,920,339
NR	2,765		Stevens Plantation Impvt. Proj., 6.375%, 5/01/13	No Opt. Call	2,847,784
NR	1,235		Sumter Cnty. Indl. Dev. Auth., No. Sumter Util. Co. LLC Proj., 6.80%, 10/01/32	10/09 @ 100	1,259,749
			Tohopekaliga Wtr. Auth., FSA,
AAA	3,630		Ser. A, 5.00%, 10/01/21	10/13 @ 100	3,878,691
AAA	3,810		Ser. A, 5.00%, 10/01/22	10/13 @ 100	4,065,270
AAA	2,000		Ser. A, 5.00%, 10/01/23	10/13 @ 100	2,112,900
AAA	1,975		Ser. B, 5.00%, 10/01/22	10/13 @ 100	2,107,325
AAA	1,180		Ser. B, 5.00%, 10/01/23	10/13 @ 100	1,246,611
NR	2,000		Vlg. Cmnty. Dev. Dist., No. 5, Spl. Assmt. Rev., Ser. A, 6.00%, 5/01/22	05/13 @ 101	2,072,900
			Vlg. Ctr. Cmnty. Dev. Dist.,
AAA	5,000		5.25%, 10/01/23, MBIA	10/13 @ 101	5,445,800
NR3	2,000		Ser. B, 6.35%, 1/01/18	01/14 @ 100	2,125,960

					109,664,807

			Puerto Rico—21.0%
			Children’s Trust Fund, Tobacco Settlement Rev.,
BBB	2,015		5.50%, 5/15/39	05/12 @ 100	1,847,352
BBB	10,500		5.625%, 5/15/43	05/12 @ 100	9,648,660
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	3,740	[5]	5.50%, 2/01/12	N/A	4,257,654
BBB+	1,260		5.50%, 8/01/29	02/12 @ 100	1,326,200

					17,079,866

			Total Long-Term Investments (cost $123,095,922)		126,744,673

			SHORT-TERM INVESTMENTS—2.5%
			Puerto Rico—1.5%
A-1	300	[6]	Puerto Rico Gov’t. Dev. Bank, 1.92%, 1/05/05, MBIA, FRWD	N/A	300,000
A1+	950	[6]	Puerto Rico Hwy. & Transp. Auth., Transp. Rev., Ser. A, 1.95%, 1/05/05, AMBAC, FRWD	N/A	950,000

					1,250,000

See Notes to Financial Statements.

BlackRock Florida Municipal 2020 Term Trust (BFO) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.0%
800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$800,000

	Total Short-Term Investments (cost $2,050,000)	2,050,000

	Total Investments—158.2% (cost $125,145,922)	$128,794,673
	Other assets in excess of liabilities—1.9%	1,508,630
	Preferred shares at redemption value, including dividends payable—(60.1)%	(48,912,058)

	Net Assets Applicable to Common Shareholders—100%	$81,391,245

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	Security is deemed to be of investment grade quality by the investment advisor.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[6]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
COP	—	Certificate of Participation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FRWD	—	Floating Rate Weekly Demand	PCR	—	Pollution Control Revenue

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

		LONG-TERM INVESTMENTS—140.2%
		New York—140.2%
		Albany Cnty., GO, FGIC,
AAA	$ 1,515	3.50%, 6/01/08	No Opt. Call	$1,568,161
AAA	2,030	3.50%, 6/01/09	No Opt. Call	2,096,138
AAA	1,000	Bath Central Sch. Dist., 4.00%, 6/15/08, FGIC	No Opt. Call	1,050,210
AAA	2,250	Central Square Central Sch. Dist., 3.75%, 5/15/09, FGIC	No Opt. Call	2,345,580
AAA	1,960	East Greenbush Central Sch. Dist., Ser. C, 4.00%, 6/15/09, FSA	No Opt. Call	2,065,174
		Elmira City Sch. Dist., FGIC,
AAA	2,125	3.25%, 6/15/08	No Opt. Call	2,179,379
AAA	1,500	3.25%, 6/15/09	No Opt. Call	1,533,690
		Erie Cnty., GO,
AAA	555	Ser. B, 5.70%, 5/15/08, MBIA	05/05 @ 101	567,676
AAA	3,825	Pub. Impvt., Ser. A, 3.25%, 9/01/09, FGIC	No Opt. Call	3,889,490
AAA	1,000	Pub. Impvt., Ser. A, 3.75%, 10/01/08, FGIC	No Opt. Call	1,041,780
AAA	1,185	Evans & Brant Central Sch. Dist., Ser. C, 3.75%, 12/15/08, FGIC	No Opt. Call	1,239,392
		Fayetteville-Manlius Central Sch. Dist., GO, FGIC,
AAA	1,125	3.75%, 6/15/09	No Opt. Call	1,173,667
AAA	1,000	4.00%, 6/15/08	No Opt. Call	1,050,210
AAA	1,500	Hempstead Twnshp., GO, Ser. B, 4.00%, 8/01/09, MBIA	No Opt. Call	1,572,780
AAA	1,070	Highland Central Sch. Dist., GO, 3.50%, 6/15/09, FSA	No Opt. Call	1,105,160
AAA	12,500	Long Island Pwr. Auth., Elec. Sys., 5.00%, 4/01/08, MBIA	No Opt. Call	13,470,000
		Lowville Central Sch. Dist., GO, FGIC,
AAA	1,255	3.30%, 6/15/08	No Opt. Call	1,289,186
AAA	1,305	3.60%, 6/15/09	No Opt. Call	1,353,311
		Met. Transp. Auth.,
AAA	12,000	Ser. A, 3.50%, 11/15/09, FSA	No Opt. Call	12,390,000
AAA	26,075	Ser. K, 6.00%, 7/01/08, MBIA	ETM	29,254,325
AAA	2,500	Commuter Fac. Rev., Ser. A, 6.10%, 7/01/08, MBIA	ETM	2,813,150
AAA	1,500	Middletown Sch. Dist., GO, Ser. A, 3.00%, 11/01/09, FSA	No Opt. Call	1,512,735
		Monroe Cnty., GO, Pub. Impvt., FGIC,
AAA	455	4.00%, 3/01/09	ETM	483,060
AAA	770	4.00%, 3/01/09	No Opt. Call	808,769
AAA	2,095	4.00%, 3/01/10	No Opt. Call	2,192,271
		Mt. Sinai Union Free Sch. Dist., AMBAC,
AAA	935	6.00%, 2/15/08	No Opt. Call	1,034,708
AAA	930	6.10%, 2/15/09	No Opt. Call	1,053,774
AAA	1,075	6.10%, 2/15/10	No Opt. Call	1,230,692
		New Paltz Central Sch. Dist., GO, FGIC,
AAA	500	3.125%, 6/01/08	No Opt. Call	510,625
AAA	610	3.50%, 6/01/09	No Opt. Call	629,874
AAA	3,000	New York, GO, Ser. A, 4.00%, 3/15/09, FSA	No Opt. Call	3,158,460
		New York City, GO,
AAA	1,000	Ser. A, 5.20%, 8/01/10, FSA	08/08 @ 101	1,091,150
AAA	4,720	Ser. C, 4.75%, 8/15/09, XLCA	08/08 @ 101	5,066,448
AAA	12,755	Ser. C, 5.00%, 8/01/08, FSA	No Opt. Call	13,828,971
AAA	45	Ser. C-1, 6.25%, 8/01/10, FSA	01/05 @ 100	45,155
AAA	50	Ser. C-1, 6.375%, 8/01/08, MBIA	01/05 @ 100	50,176
AAA	6,895	Ser. E, 6.20%, 8/01/08, MBIA	No Opt. Call	7,756,461
		New York City Hlth. & Hosp. Corp., Hlth. Sys., Ser. A,
AAA	2,810	3.75%, 2/15/09, FSA	No Opt. Call	2,920,686
AAA	2,000	5.00%, 2/15/08, AMBAC	No Opt. Call	2,149,340
		New York City Mun. Wtr. Fin. Auth., Ser. A,
AAA	11,500	Zero Coupon, 6/15/09, MBIA	No Opt. Call	10,078,830
AAA	1,710	6.00%, 6/15/08, FGIC	ETM	1,915,935

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			New York—(continued)
			New York City Transl. Fin. Auth.,
AAA	$ 4,000		Ser. B, 4.00%, 5/01/09, MBIA	No Opt. Call	$4,214,000
AAA	7,800		Ser. B, 5.25%, 5/01/11, MBIA	No Opt. Call	8,732,022
AAA	2,000		Ser. C, 5.00%, 8/01/09, FSA	ETM	2,212,000
AAA	3,300		Ser. C, 5.50%, 2/01/09, FSA	No Opt. Call	3,663,396
			New York Dorm. Auth.,
AAA	1,070		Hosp. Lutheran Medical Proj., 3.00%, 2/01/09, MBIA	No Opt. Call	1,081,053
AAA	1,625		Sch. Dist. Fin., Ser. C, 3.50%, 10/01/08, MBIA	No Opt. Call	1,680,266
AAA	2,970		Secured Hosp., 4.00%, 2/15/09, XLCA	No Opt. Call	3,115,679
AAA	3,500		Secured Hosp., 5.00%, 2/15/10, MBIA	02/08 @ 101.5	3,757,460
AAA	5,000		Secured Hosp., 5.125%, 2/15/09, FSA	02/08 @ 101.5	5,376,900
AAA	1,600		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/07, FGIC	No Opt. Call	1,718,496
AAA	2,500		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, AMBAC	No Opt. Call	2,745,350
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, FGIC	No Opt. Call	5,490,700
AAA	6,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/08, CONNIE LEE	No Opt. Call	6,588,840
AAA	5,000		St. Univ. Edl. Facs. Proj., Ser. A, 5.50%, 5/15/09, AMBAC	No Opt. Call	5,576,500
AAA	500		W.K. Nursing Home Proj., 5.65%, 8/01/09	08/06 @ 102	527,660
AAA	1,000		Winthrop Univ. Hosp. Assoc. Proj., Ser. A, 4.125%, 7/01/08, AMBAC	No Opt. Call	1,050,890
			New York Env. Facs. Corp.,
AAA	1,630		Clean Wtr. & Drinking, 3.875%, 4/15/10	No Opt. Call	1,709,642
AAA	6,000		Mun. Wtr. Proj., 4.00%, 6/15/09	No Opt. Call	6,342,600
AAA	830		PCR, Ser. D, 6.60%, 5/15/08	01/05 @ 102	850,932
			New York Hsg. Fin. Agcy.,
AAA	1,345		Hsg. Proj. Mtg., Ser. A, 5.80%, 5/01/09, FSA	05/06 @ 102	1,408,820
AAA	4,585		Hsg. Proj. Mtg., Ser. A, 5.80%, 11/01/09, FSA	05/06 @ 102	4,801,917
AAA	2,340		Multi-Fam. Mtg. Hsg., Ser. C, 6.30%, 8/15/08	01/05 @ 100	2,342,410
AAA	5,000[3]		New York Med. Care Fac. Fin. Agcy., New York Hosp. Proj., Ser. A, 6.50%, 2/15/05, AMBAC	N/A	5,125,950
AAA	250		New York Pwr. Auth., Ser. CC, 5.125%, 1/01/11, MBIA	ETM	279,650
			New York Thruway Auth.,
AAA	4,955		Ser. A, 3.75%, 3/15/09, MBIA	No Opt. Call	5,173,912
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. A, 3.90%, 4/01/09, FSA	No Opt. Call	2,097,100
AAA	2,000		Hwy. & Brdg. Trust Fund, Ser. B, 4.00%, 4/01/09, MBIA	No Opt. Call	2,105,060
AAA	2,900		Hwy. & Brdg. Trust Fund, Ser. B, 5.25%, 4/01/11, MBIA	No Opt. Call	3,242,374
AAA	3,410		Svc. Contract Rev., Local Hwy. & Brdg., Ser. A, 5.375%, 4/01/09, MBIA	04/08 @ 101	3,732,211
			New York Urban Dev. Corp., Correctional Facs., AMBAC,
AAA	2,000		Ser. A, 5.50%, 1/01/09	No Opt. Call	2,216,000
AAA	5,140		Svc. Contract Rev., Ser. B, 5.25%, 1/01/10	01/09 @ 101	5,643,823
AAA	1,040		Newfane Central Sch. Dist., GO, 3.00%, 6/01/08, FSA	No Opt. Call	1,057,888
			So. Seneca Central Sch. Dist., GO, MBIA,
AAA	1,185		3.20%, 6/15/08	No Opt. Call	1,213,381
AAA	1,045		3.375%, 6/15/09	No Opt. Call	1,073,904
AAA	1,030		Sodus Central Sch. Dist., 4.00%, 6/15/09, FGIC	No Opt. Call	1,085,270
AAA	5,000		Suffolk Cnty. Ind. Dev. Agcy., 6.00%, 2/01/08, FGIC	No Opt. Call	5,531,500
AAA	1,675		Suffolk Cnty. Wtr. Auth., Ser. C, 5.75%, 6/01/08, AMBAC	ETM	1,701,097
AAA	2,265		Triborough Brdg. & Tunl. Auth., Ser. A, 5.125%, 1/01/11, MBIA	ETM	2,493,538

			Total Long-Term Investments (cost $244,684,708)		261,326,770

			SHORT-TERM INVESTMENTS—16.6%
			Georgia—1.1%
A1+	2,000	[4]	Mun. Elec. Auth., Proj. 1, Ser. C, 1.87%, 1/05/05, MBIA, FRWD	N/A	2,000,000

			New York—14.0%
A1+	3,700	[4]	Jay St. Dev. Corp. Cts. Lease Rev., Ser. A-2, 1.88%, 1/03/05, FRDD	N/A	3,700,000
			New York City, GO, FRDD,
A1+	4,700	[4]	Ser. A-7, 1.93%, 01/03/05	N/A	4,700,000
	8,000	[4]	Ser. H-7, 1.93%, 01/03/05	N/A	8,000,000
			New York City Mun. Wtr. Fin. Auth., Wtr. & Swr. Sys. Rev.,
A1+	1,400	[4]	Ser. C, 1.90%, 1/03/05, FRDD	N/A	1,400,000
A1+	300	[4]	Ser. G, 1.93%, 1/03/05, FGIC, FRDD	N/A	300,000
A1+	7,980	[4]	New York City Transl. Fin. Auth., Ser. A-1, 2.00%, 1/05/05, FRWD	N/A	7,980,000

					26,080,000

See Notes to Financial Statements.

BlackRock New York Insured Municipal 2008 Term Trust (BLN) (continued)

Shares
(000)	Description	Value

	Money Market Fund—1.5%
2,800	AIM Tax Free Investment Co. Cash Reserve Portfolio	$2,800,000

	Total Short-Term Investments (cost $30,880,000)	30,880,000

	Total Investments—156.8% (cost $275,564,708)	$292,206,770
	Other assets in excess of liabilities—2.0%	3,792,367
	Preferred shares at redemption value, including dividends payable—(58.8)%	(109,574,930)

	Net Assets Applicable to Common Shareholders—100%	$186,424,207

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	For purposes of amortized cost valuation, the maturity date of this instrument is considered to be the earlier of the next date on which the security can be redeemed at par, or the next date on which the rate of interest is adjusted.
The value (market value plus accrued interest) of securities that are covered by insurance, which ensures the payment of principal and interest, represent approximately 87.2% of the Trust’s managed assets.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	FSA	—	Financial Security Assurance
CONNIE LEE	—	College Construction Loan Insurance Association	GO	—	General Obligation
ETM	—	Escrowed to Maturity	MBIA	—	Municipal Bond Insurance Association
FGIC	—	Financial Guaranty Insurance Company	PCR	—	Pollution Control Revenue
FRDD	—	Floating Rate Daily Demand	XLCA	—	XL Capital Assurance
FRWD	—	Floating Rate Weekly Demand

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock New York Municipal 2018 Term Trust (BLH)

	Principal			Option Call
Rating[1]	Amount			Provisions[2]
(unaudited)	(000)		Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—151.4%
			New York—135.6%
Aaa	$ 1,320		East Rochester Hsg. Auth., 5.20%, 12/20/24	12/11 @ 101	$1,373,090
BBB	2,450		Jefferson Cnty. Ind. Dev. Agcy., Sld. Wst. Disp. Rev., 5.20%, 12/01/20	12/13 @ 100	2,460,265
AAA	1,900		Long Island Pwr. Auth., Elec. Sys. Rev., Zero Coupon, 6/01/18, FSA	No Opt. Call	1,078,383
AAA	5,000		Met. Transp. Auth., Ser. A, 5.125%, 11/15/21, FGIC	11/12 @ 100	5,369,000
			New York City, GO,
A	4,000		Ser. B, 5.375%, 12/01/20	12/11 @ 100	4,306,360
A+	5,000		Ser. G, 5.75%, 8/01/18	08/12 @ 100	5,590,850
A-	4,000		New York City Ind. Dev. Agcy., Civic Fac. Rev., YMCA of Greater New York Proj.,
			5.25%, 8/01/21	02/11 @ 100	4,155,560
			New York City Transl. Fin. Auth.,
AA+	3,000		Ser. B, 5.00%, 5/01/18	11/11 @ 101	3,217,020
AA+	1,895		Ser. C, 5.00%, 5/01/19	05/09 @ 101	1,994,658
			New York Dorm. Auth.,
AA	1,000		Brooklyn Law Sch. Proj., Ser. A, 5.50%, 7/01/18, RAA	07/13 @ 100	1,100,260
AA-	1,800		City Univ. Proj., Ser. A, 5.125%, 7/01/21	07/11 @ 100	1,887,462
AA-	3,750		Mental Hlth. Svcs. Proj., Ser. A, 5.00%, 2/15/18	02/08 @ 102	3,902,287
AAA	1,030	[3]	Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/11, MBIA	N/A	1,182,677
AAA	1,590		Mental Hlth. Svcs. Proj., Ser. B, 5.50%, 8/15/20, MBIA	08/11 @ 100	1,744,691
AA-	3,230		Upstate Cmnty. Colls. Proj., Ser. A, 5.00%, 7/01/19	07/09 @ 101	3,364,207
AAA	1,000		Willow Towers Inc. Proj. Proj., 5.25%, 2/01/22	08/12 @ 101	1,054,780
AA-	3,500		New York Urban Dev. Corp., Correctional Facs., 5.00%, 1/01/19	01/08 @ 102	3,620,050
AA	4,180		Niagra Cnty. Ind. Dev. Agcy., Civic Fac. Rev., Niagra Univ. Proj., Ser. A, 5.35%, 11/01/23, RAA .	11/11 @ 101	4,465,578
AA	4,130		Oneida Hlth. Care Corp., Residential Hlth. Care Proj., 5.30%, 2/01/21, RAA	02/11 @ 101	4,410,097
AA	3,875		Orange Cnty. Ind. Dev. Agcy., Civic Fac. Rev., St. Lukes Hosp. Newburg Proj., Ser. A,
			5.375%, 12/01/21, RAA	12/11 @ 101	4,193,796
			Port Auth. of NY & NJ,
Caa2	2,600		Contl./Eastn. LaGuardia Proj., 9.125%, 12/01/15	01/05 @ 100	2,610,478
AAA	3,885	[4]	Ser. 126, 5.00%, 11/15/18, FGIC	05/12 @ 101	4,085,777
BBB	4,000		Rockland Tobacco Asset Sec. Corp., Tobacco Settlement Rev., 5.625%, 8/15/35	08/12 @ 100	3,722,280
BBB	3,000		TSASC, Inc., Tobacco Settlement Rev., Ser. 1, 5.75%, 7/15/32	07/12 @ 100	2,822,760
AAA	3,710		Westchester Cnty. Ind. Dev. Agcy., Civic Fac. Rev., Ser. A, 5.125%, 12/01/22, AMBAC	12/11 @ 102	4,008,952

					77,721,318

			Multi-State—7.6%
A3	4,000	[5]	Charter Mac Equity Issuer Trust, Ser. A, 6.625%, 6/30/49	06/09 @ 100	4,374,040

			Puerto Rico—8.2%
BBB	2,000		Children’s Trust Fund, Tobacco Settlement Rev., 5.625%, 5/15/43	05/12 @ 100	1,837,840
BBB+	2,500	[3]	Puerto Rico Pub. Fin. Corp., Ser. E, 5.70%, 2/01/10	N/A	2,836,750

					4,674,590

			Total Long-Term Investments (cost $81,694,279)		86,769,948

See Notes to Financial Statements.

BlackRock New York Municipal 2018 Term Trust (BLH) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUND—1.0%
550	AIM Tax Free Investment Co. Cash Reserve Portfolio (cost $550,000)	$550,000

	Total Investments—152.4% (cost $82,244,279)	$87,319,948
	Other assets in excess of liabilities—2.4%	1,386,075
	Preferred shares at redemption value, including dividends payable—(54.8)%	(31,402,580)

	Net Assets Applicable to Common Shareholders—100%	$57,303,443

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 7.6% of its net assets, with a current market value of $4,374,040, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

PORTFOLIO OF INVESTMENTS
DECEMBER 31, 2004

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Principal		Option Call
Rating[1]	Amount		Provisions[2]
(unaudited)	(000)	Description	(unaudited)	Value

			LONG-TERM INVESTMENTS—125.6%
			Pennsylvania—104.7%
AAA	$ 2,150	[3,4]	Allegheny Cnty. Port Auth., 6.125%, 3/01/09, MBIA	N/A	$2,476,950
AAA	1,800		Allegheny Cnty. San. Auth., 5.375%, 12/01/24, MBIA	12/07 @ 102	1,960,794
BBB+	1,400		Bucks Cnty. Ind. Dev. Auth., Pennswood Vlg. Proj., Ser. A, 6.00%, 10/01/34	10/12 @ 101	1,468,698
Aaa	2,500		Delaware Cnty. Hlth. Facs. Auth., Mercy Hlth. Corp. Proj., 6.00%, 12/15/26	ETM	2,666,600
AAA	1,250		Delaware Cnty. Ind. Dev. Auth., Wtr. Facs., 6.00%, 6/01/29, FGIC	06/09 @ 101	1,387,238
			Lehigh Cnty. Gen. Purp. Auth., Kidspeace Oblig. Grp. Proj.,
B3	1,250		6.00%, 11/01/23	11/08 @ 102	1,166,575
B3	1,250		6.20%, 11/01/14	11/09 @ 102	1,230,500
BBB+	1,250		Montgomery Cnty. Ind. Dev. Auth., Retirement Cmnty. Rev., 5.25%, 11/15/28	11/08 @ 101	1,236,500
			Pennsylvania Econ. Dev. Fin. Auth., Amtrak Proj., Ser. A,
A3	1,000		6.25%, 11/01/31	05/11 @ 101	1,041,550
A3	1,000		6.375%, 11/01/41	05/11 @ 101	1,044,710
			Pennsylvania Higher Edl. Facs. Auth.,
AA-	1,250		Lafayette Coll. Proj., 6.00%, 5/01/30	05/10 @ 100	1,410,187
AA	220		Philadelphia Univ. Proj., 6.10%, 6/01/30, RAA	06/10 @ 100	242,812
A	1,000		Univ. of Pennsylvania Hlth. Svcs. Proj., Ser. A, 5.75%, 1/01/22	01/06 @ 101	1,041,000
			Pennsylvania Hsg. Fin. Agcy., Sngl. Fam. Mtg., GO,
AA+	1,075		Ser. 60A, 5.85%, 10/01/27	04/07 @ 101.5	1,100,768
AA+	30		Ser. 68A, 6.10%, 4/01/21	10/09 @ 100	31,669
AAA	1,250		Philadelphia Arpt. Sys., Ser. B, 5.40%, 6/15/27, FGIC	06/07 @ 102	1,293,300
AAA	1,250		Philadelphia Pkg. Auth., Pkg. Rev., 5.625%, 9/01/18, FSA	09/09 @ 101	1,381,150
			Philadelphia Sch. Dist., GO,
AAA	1,190	[3]	Ser. B, 5.50%, 9/01/05, AMBAC	N/A	1,240,611
AAA	2,800	[3]	Ser. C, 5.50%, 3/01/10, MBIA	N/A	3,156,188
AAA	3,050	[3]	Ser. C, 5.75%, 3/01/10, MBIA	N/A	3,474,316
AAA	2,250		Southeastern Trans. Auth., 5.375%, 3/01/17, FGIC	03/07 @ 102	2,416,612
AAA	840		Washington Cnty. Auth., Cap. Fdg. & Equip. Proj., 6.15%, 12/01/29, AMBAC	No Opt. Call	888,745

					33,357,473

			Multi-State—13.9%
A3	4,000	[5]	MuniMae TE Bond Subsidiary, LLC, Ser. A, 6.875%, 6/30/49	06/09 @ 100	4,414,440

			Puerto Rico—7.0%
			Puerto Rico Pub. Fin. Corp., Ser. E,
BBB+	1,495	[3]	5.50%, 2/01/12	N/A	1,701,923
BBB+	505		5.50%, 8/01/29	02/12 @ 100	531,533

					2,233,456

			Total Long-Term Investments (cost $36,411,645)		40,005,369

See Notes to Financial Statements.

BlackRock Pennsylvania Strategic Municipal Trust (BPS) (continued)

Shares
(000)	Description	Value

	MONEY MARKET FUNDS—9.7%
1,550	AIM Tax Free Investment Co. Cash Reserve Portfolio	$1,550,000
1,550	SSgA Tax Free Money Mkt. Fund	1,550,000

	Total Short-Term Investments (cost $3,100,000)	3,100,000

	Total Investments—135.3% (cost $39,511,645)	$43,105,369
	Other assets in excess of liabilities—19.6%	6,253,594
	Preferred shares at redemption value, including dividends payable—(54.9)%	(17,501,832)

	Net Assets Applicable to Common Shareholders—100%	$31,857,131

[1]	Using the higher of S&P’s, Moody’s or Fitch’s rating.
[2]	Date (month/year) and price of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates.
[3]	This bond is prefunded. U.S. government securities, held in escrow, are used to pay interest on this security, as well as retire the bond in full at the date indicated, typically at a premium to par.
[4]	Entire or partial principal amount pledged as collateral for financial futures contracts.
[5]	Security is not registered under the Securities Act of 1933. These securities may be resold in transactions in accordance with Rule 144A under that Act, to qualified institutional buyers. As of December 31, 2004, the Trust held 13.9% of its net assets, with a current market value of $4,414,440, in securities restricted as to resale.

KEY TO ABBREVIATIONS
AMBAC	—	American Municipal Bond Assurance Corporation	GO	—	General Obligation
FGIC	—	Financial Guaranty Insurance Company	MBIA	—	Municipal Bond Insurance Association
FSA	—	Financial Security Assurance	RAA	—	Radian Asset Assurance

See Notes to Financial Statements.

STATEMENTS OF ASSETS AND LIABILITIES
December 31, 2004

	Insured	Insured			Municipal
	Municipal 2008	Municipal	Municipal 2018	Municipal 2020	Target
	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust
	(BRM)	(BMT)	(BPK)	(BKK)	(BMN)

Assets
Investments at value[1]	$718,400,152	$451,824,716	$385,289,170	$474,005,490	$770,670,436
Cash	517,287	546,361	527,151	508,301	522,834
Receivable from investments sold	—	75,263	90,000	—	20,000
Interest receivable	8,278,817	4,478,945	4,799,868	5,759,065	7,592,656
Other assets	145,002	104,393	39,096	44,346	132,158

	727,341,258	457,029,678	390,745,285	480,317,202	778,938,084

Liabilities
Payable for investments purchased	—	—	—	—	—
Variation margin payable	—	—	227,375	285,547	—
Dividends payable — common shares	—	—	1,034,022	1,580,987	—
Investment advisory fee payable	216,212	135,489	131,337	201,470	231,115
Administration fee payable	61,775	38,711	—	—	93,522
Deferred Directors’ or Trustees’ fees	124,620	91,575	28,384	11,666	105,925
Payable to affiliates	23,797	24,478	13,284	8,640	27,038
Other accrued expenses	193,711	154,717	140,473	78,589	249,571

	620,115	444,970	1,574,875	2,166,899	707,171

Preferred Shares at Redemption Value
$25,000 liquidation value per share, including
dividends payable[2,3]	271,060,913	170,455,246	137,610,651	177,632,763	299,189,294

Net Assets Applicable to
Common Shareholders	$455,660,230	$286,129,462	$251,559,759	$300,517,540	$479,041,619

Composition of Net Assets Applicable to
Common Shareholders:
Par value	$272,071	$258,856	15,908	$20,237	$454,106
Paid-in capital in excess of par	377,589,494	239,251,319	225,641,716	287,166,281	420,179,598
Undistributed (distributions in excess of )
net investment income	41,343,080	20,524,627	15,562,976	880,513	33,637,384
Accumulated net realized gain (loss)	(293,855)	275,431	(8,718,856)	(2,937,287)	54,095
Net unrealized appreciation	36,749,438	25,819,229	19,058,015	15,387,796	24,716,436

Net assets applicable to common shareholders,
December 31, 2004	$455,660,230	$286,129,462	$251,559,759	$300,517,540	$479,041,619

Net asset value per common share [4]	$16.75	$11.05	$15.81	$14.85	$10.55

[1]Investments at cost	$681,650,714	$426,005,487	$365,841,018	$458,126,799	$745,954,000
[2]Preferred shares outstanding	10,840	6,816	5,504	7,104	11,964
[3]Par value per share	0.01	0.01	0.001	0.001	0.01
[4]Common shares outstanding	27,207,093	25,885,639	15,908,028	20,236,628	45,410,639

See Notes to Financial Statements.

	California				New York		Pennsylvania
Strategic	Insured	California	Florida Insured	Florida	Insured	New York	Strategic
Municipal	Municipal 2008	Municipal 2018	Municipal 2008	Municipal 2020	Municipal 2008	Municipal 2018	Municipal
Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Trust
(BSD)	(BFC)	(BJZ)	(BRF)	(BFO)	(BLN)	(BLH)	(BPS)

$174,676,392	$275,435,443	$151,614,039	$219,413,661	$128,794,673	$292,206,770	$87,319,948	$43,105,369
536,314	523,902	499,749	501,254	545,268	513,210	520,665	5,961,383
—	—	—	—	—	—	—	10,146
2,310,660	3,244,223	1,622,894	2,950,405	1,536,325	3,506,379	1,223,324	520,754
36,070	61,170	11,621	41,761	12,576	56,573	9,184	21,355

177,559,436	279,264,738	153,748,303	222,907,081	130,888,842	296,282,932	89,073,121	49,619,007

1,027,954	—	—	—	—	—	—	—
98,016	—	82,609	—	76,500	—	47,016	22,047
576,375	—	394,023	—	417,160	—	222,523	149,076
51,645	82,693	51,721	66,114	55,010	87,995	29,990	14,308
—	23,627	—	18,891	—	25,141	—	—
24,166	44,469	7,354	35,527	2,040	48,270	6,713	12,906
4,362	14,181	5,197	10,082	3,103	16,423	3,090	256
84,464	101,510	81,602	83,784	31,726	105,966	57,766	61,451

1,866,982	266,480	622,506	214,398	585,539	283,795	367,098	260,044

62,006,319	104,589,894	55,535,953	84,150,279	48,912,058	109,574,930	31,402,580	17,501,832

$113,686,135	$174,408,364	$97,589,844	$138,542,404	$81,391,245	$186,424,207	$57,303,443	$31,857,131

$7,242	$104,071	$6,433	87,071	$5,562	$112,571	$3,633	$2,015
102,593,420	144,174,166	91,213,865	120,583,337	78,885,738	155,947,555	51,482,732	28,362,834

5,715,973	15,001,691	4,030,388	8,840,902	(224,679)	13,650,140	2,439,803	1,058,418
(6,588,834)	67,337	(3,259,799)	—	(793,328)	71,879	(1,619,701)	(1,124,003)
11,958,334	15,061,099	5,598,957	9,031,094	3,517,952	16,642,062	4,996,976	3,557,867

$113,686,135	$174,408,364	$97,589,844	$138,542,404	$81,391,245	$186,424,207	$57,303,443	$31,857,131

$15.70	$16.76	$15.17	$15.91	$14.63	$16.56	$15.77	$15.81

$162,552,943	$260,374,344	$145,876,260	$210,382,567	$125,145,922	$275,564,708	$82,244,279	$39,511,645
2,480	4,182	2,221	3,366	1,956	4,382	1,256	700
0.001	0.01	0.001	0.01	0.001	0.01	0.001	0.001
7,242,261	10,407,093	6,433,028	8,707,093	5,562,128	11,257,093	3,633,028	2,015,492

STATEMENTS OF OPERATIONS
For the year ended December 31, 2004

	Insured	Insured	Municipal	Municipal	Municipal
	Municipal 2008	Municipal	2018 Term	2020 Term	Target
	Term Trust	Term Trust	Trust	Trust	Term Trust
	(BRM)	(BMT)	(BPK)	(BKK)	(BMN)

Net Investment Income
Interest income	$30,867,933	$20,397,221	$21,540,935	$25,439,368	$30,558,541

Expenses
Investment advisory	2,572,971	1,608,218	1,536,807	2,339,059	2,757,905
Administration	735,135	459,491	—	—	551,581
Transfer agent	24,966	21,906	15,006	16,104	25,374
Custodian	122,150	97,546	81,555	73,870	125,261
Reports to shareholders	103,494	68,030	53,172	47,138	109,924
Directors/Trustees	78,683	41,724	33,306	40,260	72,197
Registration	21,508	21,250	21,250	37,349	35,804
Independent accountants	45,387	45,253	37,018	39,332	54,387
Legal	67,250	49,629	40,453	32,043	60,189
Insurance	53,464	33,443	28,393	41,990	57,178
Auction agent	715,635	440,118	358,792	462,427	781,948
Miscellaneous	81,817	61,411	42,393	46,233	89,487

Total expenses	4,622,460	2,948,019	2,248,145	3,175,805	4,721,235
Less: fees waived by Advisor	—	—	—	—	—
Less: fees paid indirectly	(8,836)	(7,181)	(5,669)	(5,165)	(7,458)

Net expenses	4,613,624	2,940,838	2,242,476	3,170,640	4,713,777

Net investment income	26,254,309	17,456,383	19,298,459	22,268,728	25,844,764

Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investments	1,815,872	1,087,089	(4,210,596)	727,749	487,949
Futures	—	—	(2,470,802)	(3,186,044)	—

	1,815,872	1,087,089	(6,681,398)	(2,458,295)	487,949

Net change in unrealized appreciation/depreciation on:
Investments	(16,680,739)	(9,591,433)	6,285,523	8,654,901	(19,313,537)
Futures	—	—	(390,136)	(490,895)	—

	(16,680,739)	(9,591,433)	5,895,387	8,164,006	(19,313,537)

Net gain (loss)	(14,864,867)	(8,504,344)	(786,011)	5,705,711	(18,825,588)

Dividends and Distributions to Preferred
Shareholders from:
Net investment income	(2,658,791)	(1,907,505)	(1,576,219)	(2,082,967)	(3,210,573)
Net realized gains	(352,783)	(87,694)	—	—	(64,286)

Total dividends and distributions	(3,011,574)	(1,995,199)	(1,576,219)	(2,082,967)	(3,274,859)

Net Increase in Net Assets
Applicable to Common Shareholders
Resulting from Operations	$8,377,868	$6,956,840	$16,936,229	$25,891,472	$3,744,317

See Notes to Financial Statements.

Strategic	California Insured	California	Florida Insured	Florida	New York Insured	New York	Pennsylvania
Municipal	Municipal 2008	Municipal 2018	Municipal 2008	Municipal 2020	Municipal 2008	Municipal 2018	Strategic
Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Term Trust	Municipal Trust
(BSD)	(BFC)	(BJZ)	(BRF)	(BFO)	(BLN)	(BLH)	(BPS)

$10,030,414	$11,287,396	$7,399,185	$8,542,822	$6,495,909	$12,372,358	$4,511,727	$2,486,948

1,045,787	980,912	602,465	785,015	643,551	1,046,053	350,680	296,934
—	280,261	—	224,290	—	298,873	—	—
15,006	17,202	15,006	17,601	15,738	17,934	15,006	15,006
53,789	67,781	36,572	63,319	34,871	71,045	35,285	27,551
28,529	39,070	22,747	32,377	24,540	43,540	16,576	11,239
15,372	25,986	13,542	20,862	13,176	27,816	12,810	12,444
21,249	21,250	21,249	21,250	26,009	21,251	21,250	1,204
33,528	34,339	52,985	31,597	51,798	34,438	52,957	21,150
25,025	32,185	16,727	24,426	16,891	32,775	11,589	11,048
12,796	20,317	11,008	16,291	11,617	21,748	6,436	3,640
165,285	291,187	146,371	227,803	128,376	298,787	85,819	53,116
25,126	42,508	31,654	36,973	29,303	44,351	23,051	16,517

1,441,492	1,852,998	970,326	1,501,804	995,870	1,958,611	631,459	469,849
(435,745)	—	—	—	—	—	—	(123,722)
(5,353)	(5,971)	(12,965)	(9,061)	(31,099)	(14,841)	(6,028)	(15,781)

1,000,394	1,847,027	957,361	1,492,743	964,771	1,943,770	625,431	330,346

9,030,020	9,440,369	6,441,824	7,050,079	5,531,138	10,428,588	3,886,296	2,156,602

105,729	395,193	(862,052)	561,418	64,272	663,356	—	(357,880)
(1,229,659)	—	(911,151)	—	(857,580)	—	(511,787)	(275,062)

(1,123,930)	395,193	(1,773,203)	561,418	(793,308)	663,356	(511,787)	(632,942)

(1,688,947)	(4,904,625)	3,276,950	(4,141,764)	1,681,576	(6,508,843)	582,644	(89,397)
(165,116)	—	(138,822)	—	(130,799)	—	(78,693)	(35,858)

(1,854,063)	(4,904,625)	3,138,128	(4,141,764)	1,550,777	(6,508,843)	503,951	(125,255)

(2,977,993)	(4,509,432)	1,364,925	(3,580,346)	757,469	(5,845,487)	(7,836)	(758,197)

(695,537)	(1,012,468)	(535,429)	(779,042)	(546,138)	(1,092,221)	(320,057)	(187,388)
—	(34,878)	—	(79,831)	—	(86,126)	—	—

(695,537)	(1,047,346)	(535,429)	(858,873)	(546,138)	(1,178,347)	(320,057)	(187,388)

$5,356,490	$3,883,591	$7,271,320	$2,610,860	$5,742,469	$3,404,754	$3,558,403	$1,211,017

STATEMENTS OF CHANGES IN NET ASSETS
For the year ended December 31, 2004 and the period1 ended December 31, 2003

	Insured		Insured
	Municipal 2008 Term Trust		Municipal Term Trust
	(BRM)		(BMT)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders

Operations:
Net investment income	$26,254,309	$29,010,322	$17,456,383	$18,665,590
Net realized gain (loss)	1,815,872	2,271,344	1,087,089	(93,160)
Net change in unrealized appreciation/depreciation	(16,680,739)	(4,173,526)	(9,591,433)	2,758,573
Dividends and distributions to preferred shareholders:
Net investment income	(2,658,791)	(2,080,585)[2]	(1,907,505)	(1,453,010)
Net realized gain	(352,783)	(500,709)[2]	(87,694)	(100,766)

Net increase in net assets resulting from operations	8,377,868	24,526,846	6,956,840	19,777,227

Dividends and Distributions to Common
Shareholders from:
Net investment income	(23,950,409)	(27,680,153)	(15,130,266)	(16,494,099)
Net realized gain	(1,551,757)	(3,452,580)	(724,798)	(626,432)

Total dividends and distributions	(25,502,166)	(31,132,733)	(15,855,064)	(17,120,531)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	—
Net proceeds from the underwriters’over-allotment
option exercised	—	—	—	—
Underwriting discounts and offering costs relating to
the issuance of preferred shares	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	(17,124,298)	(6,605,887)	(8,898,224)	2,656,696

Net Assets Applicable to
Common Shareholders
Beginning of period	472,784,528	479,390,415	295,027,686	292,370,990

End of period	$455,660,230	$472,784,528	$286,129,462	$295,027,686

End of period undistributed (distributions in excess of )
net investment income	$41,343,080	$41,560,348 [2]	$20,524,627	$20,108,157

[1]	Commencement of investments operations for Municipal 2020 was September 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other statements are for a full year.
[2]	Amount of $167,999 has been reclassified for tax purposes.

See Notes to Financial Statements.

Municipal		Municipal		Municipal		Strategic
2018 Term Trust		2020 Term Trust		Target Term Trust		Municipal Trust
(BPK)		(BKK)		(BMN)		(BSD)

2004	2003	2004	2003	2004	2003	2004	2003

$19,298,459	$19,332,822	$22,268,728	$3,030,188	$25,844,764	$28,246,587	$9,030,020	$8,932,544
(6,681,398)	980,317	(2,458,295)	(482,817)	487,949	594,145	(1,123,930)	(2,846,500)
5,895,387	7,230,936	8,164,006	7,223,790	(19,313,537)	(7,445,940)	(1,854,063)	7,762,221

(1,576,219)	(1,336,973)	(2,082,967)	(212,799)	(3,210,573)	(2,708,216)	(695,537)	(595,299)
—	—	—	—	(64,286)	(126,993)	—	—

16,936,229	26,207,102	25,891,472	9,558,362	3,744,317	18,559,583	5,356,490	13,252,966

(12,408,262)	(12,408,248)	(18,971,839)	(3,161,973)	(22,516,121)	(26,110,995)	(6,916,504)	(6,727,394)
—	—	—	—	(469,591)	(1,117,102)	—	—

(12,408,262)	(12,408,248)	(18,971,839)	(3,161,973)	(22,985,712)	(27,228,097)	(6,916,504)	(6,727,394)

—	—	—	264,587,501	—	—	—	—

—	—	—	24,710,337	—	—	—	—

—	—	—	(2,096,320)	—	—	—	—

—	—	—	287,201,518	—	—	—	—

4,527,967	13,798,854	6,919,633	293,597,907	(19,241,395)	(8,668,514)	(1,560,014)	6,525,572

247,031,792	233,232,938	293,597,907	—	498,283,014	506,951,528	115,246,149	108,720,577

$251,559,759	$247,031,792	$300,517,540	$293,597,907	$479,041,619	$498,283,014	$113,686,135	$115,246,149

$15,562,976	$10,248,439	$880,513	$(329,584)	$33,637,384	$33,592,893	$5,715,973	$4,314,946

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the year ended December 31, 2004 and the period1 ended December 31, 2003

	California Insured		California
	Municipal 2008 Term Trust		Municipal 2018 Term Trust
	(BFC)		(BJZ)

	2004	2003	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders

Operations:
Net investment income	$9,440,369	$9,941,378	$6,441,824	$6,733,378
Net realized gain (loss)	395,193	643,694	(1,773,203)	35,456
Net change in unrealized appreciation/depreciation	(4,904,625)	(70,777)	3,138,128	(368,473)
Dividends and distributions to preferred shareholders:
Net investment income	(1,012,468)	(692,786)	(535,429)	(468,828)
Net realized gain	(34,878)	(124,259)	—	—

Net increase in net assets resulting from operations	3,883,591	9,697,250	7,271,320	5,931,533

Dividends and Distributions to
Common Shareholders from:
Net investment income	(8,039,482)	(10,396,554)	(4,728,276)	(4,728,270)
Net realized gains	(289,317)	(944,964)	—	—

Total dividends and distributions	(8,328,799)	(11,341,518)	(4,728,276)	(4,728,270)

Capital Share Transactions:
Net proceeds from the issuance of common shares	—	—	—	—
Net proceeds from the underwriters’ over-allotment
option exercised	—	—	—	—
Underwriting discounts and offering costs relating to
the issuance of preferred shares	—	—	—	—

Net proceeds from capital share transactions	—	—	—	—

Total increase (decrease)	(4,445,208)	(1,644,268)	2,543,044	1,203,263

Net Assets Applicable to
Common Shareholders
Beginning of period	178,853,572	180,497,840	95,046,800	93,843,537

End of period	$174,408,364	$178,853,572	$97,589,844	$95,046,800

End of period undistributed (distributions in excess of )
net investment income	$15,001,691	$14,613,272	$4,030,388	$2,852,269

[1]	Commencement of investments operations for Florida 2020 was September 30, 2003. This information includes the initial investments by BlackRock Funding, Inc. The other statements are for a full year.

See Notes to Financial Statements.

Florida Insured		Florida Municipal		New York Insured		New York
Municipal 2008 Term Trust		2020 Term Trust		Municipal 2008 Term Trust		Municipal 2018 Term Trust
(BRF)		(BFO)		(BLN)		(BLH)

2004	2003	2004	2003	2004	2003	2004	2003

$7,050,079	$7,696,083	$5,531,138	$674,808	$10,428,588	$11,293,701	$3,886,296	$3,831,760
561,418	278,399	(793,308)	(20)	663,356	456,767	(511,787)	(431,368)
(4,141,764)	833,697	1,550,777	1,967,175	(6,508,843)	(1,012,048)	503,951	1,090,916

(779,042)	(555,799)	(546,138)	(59,253)	(1,092,221)	(917,968)	(320,057)	(286,897)
(79,831)	(157,394)	—	—	(86,126)	(56,470)	—	—

2,610,860	8,094,986	5,742,469	2,582,710	3,404,754	9,763,982	3,558,403	4,204,411

(6,530,321)	(7,050,777)	(5,005,915)	(834,319)	(9,170,031)	(8,839,915)	(2,670,276)	(2,670,425)
(620,381)	(882,029)	—	—	(611,616)	(460,415)	—	—

(7,150,702)	(7,932,806)	(5,005,915)	(834,319)	(9,781,647)	(9,300,330)	(2,670,276)	(2,670,425)

—	—	—	71,605,000	—	—	—	—

—	—	—	7,920,860	—	—	—	—

—	—	—	(619,560)	—	—	—	—

—	—	—	78,906,300	—	—	—	—

(4,539,842)	162,180	736,554	80,654,691	(6,376,893)	463,652	888,127	1,533,986

143,082,246	142,920,066	80,654,691	—	192,801,100	192,337,448	56,415,316	54,881,330

$138,542,404	$143,082,246	$81,391,245	$80,654,691	$186,424,207	$192,801,100	$57,303,443	$56,415,316

$8,840,902	$9,238,980	$(224,679)	$(203,764)	$13,650,140	$13,588,759	$2,439,803	$1,543,840

STATEMENTS OF CHANGES IN NET ASSETS (continued)
For the years ended December 31, 2004 and 2003

	Pennsylvania
	Strategic Municipal Trust
	(BPS)

	2004	2003

Increase (Decrease) in Net Assets
Applicable to Common Shareholders

Operations:
Net investment income	$2,156,602	$2,260,273
Net realized gain (loss)	(632,942)	176,317
Net change in unrealized appreciation/depreciation	(125,255)	437,910
Dividends to preferred shareholders from net
investment income	(187,388)	(147,231)

Net increase in net assets resulting from operations	1,211,017	2,727,269

Dividends to Common Shareholders from:
Net investment income	(1,788,911)	(1,746,005)

Total increase (decrease)	(577,894)	981,264

Net Assets Applicable to
Common Shareholders
Beginning of year	32,435,025	31,453,761

End of year	$31,857,131	$32,435,025

End of year undistributed net investment income	$1,058,418	$884,358

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal 2008 Term (BRM)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$17.38	$17.62	$16.80	$16.62	$16.00

Investment operations:
Net investment income	0.97	1.07	1.26	1.33	1.30
Net realized and unrealized gain (loss)	(0.55)	(0.07)	0.53	(0.08)	0.54
Dividends and distributions to preferred shareholders from:
Net investment income	(0.10)	(0.08)	(0.13)	(0.27)	(0.38)
Net realized gain on investments	(0.01)	(0.01)	(0.01)	—	—

Net increase from investment operations	0.31	0.91	1.65	0.98	1.46

Dividends and distributions to common shareholders from:
Net investment income	(0.88)	(1.02)	(0.79)	(0.80)	(0.80)
Net realized gain	(0.06)	(0.13)	(0.04)	—	—

Total dividends and distributions	(0.94)	(1.15)	(0.83)	(0.80)	(0.80)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	(0.04)

Net asset value, end of year	$16.75	$17.38	$17.62	$16.80	$16.62

Market price, end of year	$16.31	$17.27	$16.58	$15.70	$14.88

TOTAL INVESTMENT RETURN[1]	(0.09)%	11.29%	11.15%	11.06%	14.40%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	0.99%	0.98%	0.98%	1.01%	1.05%
Expenses before fees paid indirectly	1.00%	0.98%	0.98%	1.02%	1.05%
Net investment income before preferred share dividends	5.66%	6.03%	7.34%	7.87%	8.06%
Preferred share dividends	0.57%	0.47%	0.73%	1.60%	2.40%
Net investment income available to common shareholders	5.09%	5.56%	6.61%	6.27%	5.66%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$464,135	$480,887	$468,417	$460,153	$438,958
Portfolio turnover	4%	18%	23%	3%	3%
Net assets of common shareholders, end of year (000)	$455,660	$472,785	$479,390	$457,070	$452,057
Preferred shares outstanding (000)	$271,000	$271,000	$271,000	$271,000	$271,000
Asset coverage per preferred share, end of year	$67,041	$68,622	$69,235	$67,178	$66,735

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.

[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Insured Municipal Term Trust (BMT)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$11.40	$11.29	$10.85	$10.85	$10.60

Investment operations:
Net investment income	0.67	0.73	0.81	0.89	0.89
Net realized and unrealized gain (loss)	(0.34)	0.10	0.41	(0.12)	0.28
Dividends and distributions to preferred shareholders from:
Net investment income	(0.07)	(0.06)	(0.08)	(0.18)	(0.26)
Net realized gain on investments	—	—	(0.02)	(0.01)	(0.01)

Net increase from investment operations	0.26	0.77	1.12	0.58	0.90

Dividends and distributions to common shareholders from:
Net investment income	(0.58)	(0.64)	(0.58)	(0.57)	(0.60)
Net realized gain	(0.03)	(0.02)	(0.10)	(0.02)	(0.02)

Total dividends and distributions	(0.61)	(0.66)	(0.68)	(0.59)	(0.62)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	0.01	(0.03)

Net asset value, end of year	$11.05	$11.40	$11.29	$10.85	$10.85

Market price, end of year	$11.30	$11.06	$10.94	$10.63	$10.44

TOTAL INVESTMENT RETURN[1]	7.92%	7.28%	9.51%	7.73%	17.81%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.02%	1.02%	1.05%	1.06%	1.11%
Expenses before fees paid indirectly	1.02%	1.02%	1.06%	1.06%	1.11%
Net investment income before preferred share dividends	6.04%	6.36%	7.32%	8.12%	8.40%
Preferred share dividends	0.66%	0.50%	0.70%	1.68%	2.44%
Net investment income available to common shareholders	5.38%	5.86%	6.62%	6.44%	5.96%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$289,091	$293,334	$287,692	$284,390	$274,553
Portfolio turnover	1%	11%	36%	7%	14%
Net assets of common shareholders, end of year (000)	$286,129	$295,028	$292,371	$280,743	$280,965
Preferred shares outstanding (000)	$170,400	$170,400	$170,400	$170,400	$170,400
Asset coverage per preferred share, end of year	$66,987	$68,288	$67,895	$66,195	$66,242

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal 2018 Term Trust (BPK)

				For the period
	Year Ended December 31,			October 30, 2001[1]
				through
	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.53	$14.66	$13.66	$14.33[3]

Investment operations:
Net investment income	1.21	1.21	1.17	0.10
Net realized and unrealized gain (loss)	(0.05)	0.52	0.73	(0.55)
Dividends to preferred shareholders from:
Net investment income	(0.10)	(0.08)	(0.12)	(0.01)

Net increase (decrease) from investment operations	1.06	1.65	1.78	(0.46)

Dividends to common shareholders from:
Net investment income	(0.78)	(0.78)	(0.78)	(0.07)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.11)

Total capital charges	—	—	—	(0.14)

Net asset value, end of period	$15.81	$15.53	$14.66	$13.66

Market price, end of period	$15.16	$14.36	$13.43	$13.06

TOTAL INVESTMENT RETURN[4]	11.27%	12.92%	8.84%	(12.51)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees paid indirectly	0.91%	0.93%	0.92%	0.93%[6]
Expenses before fees paid indirectly	0.91%	0.94%	0.94%	0.93%[6]
Net investment income before preferred share dividends	7.83%	8.21%	8.14%	4.39%[6]
Preferred share dividends	0.64%	0.57%	0.84%	0.28%[6]
Net investment income available to common shareholders	7.19%	7.64%	7.30%	4.11%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$246,602	$235,575	$227,674	$206,486
Portfolio turnover	31%	15%	53%	0%
Net assets of common shareholders, end of period (000)	$251,560	$247,032	$233,233	$217,229
Preferred shares outstanding (000)	$137,600	$137,600	$137,600	$137,600
Asset coverage per preferred share, end of period	$70,736	$69,887	$67,381	$64,485

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal 2020 Term Trust (BKK)

		For the period
		September 30, 2003[1]
	Year Ended	through
	December 31, 2004	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.51	$14.33[2]

Investment operations:
Net investment income	1.10	0.15
Net realized and unrealized gain	0.28	0.25
Dividends to preferred shareholders from:
Net investment income	(0.10)	(0.01)

Net increase from investment operations	1.28	0.39

Dividends to common shareholders from:
Net investment income	(0.94)	(0.16)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.02)

Total capital charges	—	(0.05)

Net asset value, end of period	$14.85	$14.51

Market price, end of period	$15.02	$15.00

TOTAL INVESTMENT RETURN[3]	6.63%	1.05%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[4]
Expenses after fees paid indirectly	1.09%	0.85%[5]
Expenses before fees paid indirectly	1.09%	0.87%[5]
Net investment income before preferred share dividends	7.67%	4.25%[5]
Preferred share dividends	0.72%	0.30%[5]
Net investment income available to common shareholders	6.95%	3.95%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$290,212	$279,827
Portfolio turnover	51%	17%
Net assets of common shareholders, end of period (000)	$300,518	$293,598
Preferred shares outstanding (000)	$177,600	$177,600
Asset coverage per preferred share, end of period	$67,307	$66,332

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Municipal Target Term Trust (BMN)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$10.97	$11.16	$10.57	$10.67	$10.60

Investment operations:
Net investment income	0.57	0.62	0.70	0.83	0.90
Net realized and unrealized gain (loss)	(0.41)	(0.16)	0.62	(0.10)	0.05
Dividends and distributions to preferred shareholders from:
Net investment income	(0.07)	(0.06)	(0.08)	(0.17)	(0.26)
Net realized gain	—	—	(0.01)	(0.02)	—

Net increase from investment operations	0.09	0.40	1.23	0.54	0.69

Dividends and distributions to common shareholders from:
Net investment income	(0.50)	(0.57)	(0.60)	(0.58)	(0.60)
Net realized gain	(0.01)	(0.02)	(0.04)	(0.06)	—

Total dividends and distributions	(0.51)	(0.59)	(0.64)	(0.64)	(0.60)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	(0.02)

Net asset value, end of year	$10.55	$10.97	$11.16	$10.57	$10.67

Market price, end of year	$10.49	$10.95	$11.01	$10.40	$9.94

TOTAL INVESTMENT RETURN[1]	0.39%	4.99%	12.28%	11.16%	7.63%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	0.96%	0.96%	0.97%	0.96%	1.00%
Expenses before fees paid indirectly	0.97%	0.96%	0.97%	0.98%	1.00%
Net investment income before preferred share dividends	5.29%	5.60%	6.44%	7.73%	8.61%
Preferred share dividends	0.66%	0.54%	0.75%	1.57%	2.48%
Net investment income available to common shareholders	4.63%	5.06%	5.69%	6.16%	6.13%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$488,873	$504,660	$494,694	$489,251	$477,169
Portfolio turnover	2%	4%	18%	42%	5%
Net assets of common shareholders, end of year (000)	$479,042	$498,283	$506,952	$480,172	$484,646
Preferred shares outstanding (000)	$299,100	$299,100	$299,100	$299,100	$299,100
Asset coverage per preferred share, end of year	$65,048	$66,654	$67,379	$65,141	$65,530

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2]	Ratios calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data, for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Strategic Municipal Trust (BSD)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE
OPERATING PERFORMANCE:
Net asset value, beginning of year	$15.91	$15.01	$14.33	$14.75	$13.39

Investment operations:
Net investment income	1.26	1.23	1.26	1.25	1.22
Net realized and unrealized gain (loss)	(0.41)	0.68	0.42	(0.58)	1.41
Dividends to preferred shareholders from:
Net investment income	(0.10)	(0.08)	(0.12)	(0.23)	(0.36)[1]

Net increase from investment operations	0.75	1.83	1.56	0.44	2.27

Dividends to common shareholders from:
Net investment income	(0.96)	(0.93)	(0.88)	(0.86)	(0.91)[1]

Net asset value, end of year	$15.70	$15.91	$15.01	$14.33	$14.75

Market price, end of year	$14.52	$14.69	$13.78	$13.58	$13.69

TOTAL INVESTMENT RETURN[2]	5.59%	13.75%	8.03%	5.32%	17.44%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	0.89%	0.91%	0.98%	0.91%	0.90%
Expenses after fees waived and before fees paid indirectly	0.90%	0.91%	0.99%	0.92%	0.90%
Expenses before fees waived and paid indirectly	1.28%	1.30%	1.39%	1.31%	1.30%
Net investment income before preferred share dividends	8.04%	8.09%	8.54%	8.40%	8.86%
Preferred share dividends	0.62%	0.54%	0.78%	1.58%	2.60%
Net investment income available to common shareholders	7.42%	7.55%	7.76%	6.82%	6.26%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$112,298	$110,385	$106,807	$107,381	$100,171
Portfolio turnover	23%	8%	13%	4%	44%
Net assets of common shareholders, end of year (000)	$113,686	$115,246	$108,721	$103,783	$106,833
Preferred shares outstanding (000)	$62,000	$62,000	$62,000	$62,000	$62,000
Asset coverage per preferred share, end of year	$70,844	$71,476	$68,844	$66,855	$68,092

[1]	Amounts have been reclassified to conform with current period presentation.
[2]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Insured Municipal 2008 Term Trust (BFC)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$17.19	$17.34	$16.77	$16.72	$16.11

Investment operations:
Net investment income	0.91	0.96	1.18	1.27	1.27
Net realized and unrealized gain (loss)	(0.44)	0.06	0.48	(0.19)	0.52
Dividends and distributions to preferred shareholders from:
Net investment income	(0.10)	(0.07)	(0.11)	(0.24)	(0.35)
Net realized gain	—	(0.01)	(0.03)	(0.01)	—

Net increase from investment operations	0.37	0.94	1.52	0.83	1.44

Dividends and distributions to common shareholders from:
Net investment income	(0.77)	(1.00)	(0.81)	(0.77)	(0.77)
Net realized gain	(0.03)	(0.09)	(0.14)	(0.02)	—

Total dividends and distributions	(0.80)	(1.09)	(0.95)	(0.79)	(0.77)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	0.01	(0.06)

Net asset value, end of year	$16.76	$17.19	$17.34	$16.77	$16.72

Market price, end of year	$16.25	$17.09	$16.44	$15.90	$15.63

TOTAL INVESTMENT RETURN[1]	(0.20)%	10.90%	9.56%	7.06%	18.68%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.05%	1.04%	1.05%	1.08%	1.11%
Expenses before fees paid indirectly	1.05%	1.04%	1.06%	1.09%	1.11%
Net investment income before preferred share dividends	5.37%	5.51%	6.91%	7.57%	7.74%
Preferred share dividends	0.58%	0.38%	0.64%	1.45%	2.14%
Net investment income available to common shareholders	4.79%	5.13%	6.27%	6.12%	5.60%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$175,711	$180,408	$177,861	$176,424	$170,286
Portfolio turnover	0%	15%	33%	5%	0%
Net assets of common shareholders, end of year (000)	$174,408	$178,854	$180,498	$174,487	$173,974
Preferred shares outstanding (000)	$104,550	$104,550	$104,550	$104,550	$104,550
Asset coverage per preferred share, end of year	$66,714	$67,776	$68,161	$66,735	$66,629

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock California Municipal 2018 Term Trust (BJZ)

				For the period
	Year Ended December 31,			October 30, 2001[1]
				through
	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.77	$14.59	$13.63	$14.33 [3]

Investment operations:
Net investment income	1.00	1.04	1.03	0.09
Net realized and unrealized gain (loss)	0.21	(0.06)	0.78	(0.57)
Dividends to preferred shareholders from:
Net investment income	(0.08)	(0.07)	(0.11)	(0.01)

Net increase (decrease) from investment operations	1.13	0.91	1.70	(0.49)

Dividends to common shareholders from:
Net investment income	(0.73)	(0.73)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.12)

Total capital charges	—	—	—	(0.15)

Net asset value, end of period	$15.17	$14.77	$14.59	$13.63

Market price, end of period	$13.89	$13.42	$13.40	$12.85

TOTAL INVESTMENT RETURN[4]	9.04%	5.67%	10.04%	(13.94)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees paid indirectly	1.01%	1.03%	0.99%	1.07%[6]
Expenses before fees paid indirectly	1.02%	1.03%	1.03%	1.07%[6]
Net investment income before preferred share dividends	6.77%	7.29%	7.33%	3.78%[6]
Preferred share dividends	0.56%	0.51%	0.81%	0.27%[6]
Net investment income available to common shareholders	6.21%	6.78%	6.52%	3.51%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$95,091	$92,324	$90,721	$82,906
Portfolio turnover	9%	9%	42%	0%
Net assets of common shareholders, end of period (000)	$97,590	$95,047	$93,844	$87,664
Preferred shares outstanding (000)	$55,525	$55,528	$55,525	$55,525
Asset coverage per preferred share, end of period	$68,945	$67,796	$67,254	$64,488

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Insured Municipal 2008 Term Trust (BRF)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$16.43	$16.41	$16.01	$15.84	$15.56

Investment operations:
Net investment income	0.81	0.88	1.12	1.25	1.24
Net realized and unrealized gain (loss)	(0.41)	0.13	0.36	(0.04)	0.28
Dividends and distributions to preferred shareholders from:
Net investment income	(0.09)	(0.06)	(0.11)	(0.25)	(0.37)
Net realized gain	(0.01)	(0.02)	(0.04)	(0.01)	—

Net increase from investment operations	0.30	0.93	1.33	0.95	1.15

Dividends and distributions to common shareholders from:
Net investment income	(0.75)	(0.81)	(0.75)	(0.75)	(0.81)
Net realized gain	(0.07)	(0.10)	(0.18)	(0.04)	—

Total dividends and distributions	(0.82)	(0.91)	(0.93)	(0.79)	(0.81)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	0.01	(0.06)

Net asset value, end of year	$15.91	$16.43	$16.41	$16.01	$15.84

Market price, end of year	$15.85	$16.19	$15.91	$15.40	$14.00

TOTAL INVESTMENT RETURN[1]	3.05%	7.64%	9.61%	15.90%	4.96%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.07%	1.05%	1.05%	1.10%	1.14%
Expenses before fees paid indirectly	1.07%	1.05%	1.06%	1.12%	1.14%
Net investment income before preferred share dividends	5.03%	5.34%	6.90%	7.75%	7.94%
Preferred share dividends	0.56%	0.39%	0.70%	1.55%	2.39%
Net investment income available to common shareholders	4.47%	4.95%	6.20%	6.20%	5.55%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$140,140	$144,071	$141,064	$140,004	$135,492
Portfolio turnover	0%	6%	52%	7%	0%
Net assets of common shareholders, end of year (000)	$138,542	$143,082	$142,920	$139,367	$137,917
Preferred shares outstanding (000)	$84,150	$84,169	$84,150	$84,150	$84,150
Asset coverage per preferred share, end of year	$66,159	$67,514	$67,460	$66,406	$65,982

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Florida Municipal 2020 Term Trust (BFO)

		For the period
		September 30, 2003[1]
	Year Ended	through
	December 31, 2004	December 31, 2003

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$14.50	$14.33 [2]

Investment operations:
Net investment income	0.99	0.12
Net realized and unrealized gain	0.14	0.26
Dividends to preferred shareholders from:
Net investment income	(0.10)	(0.01)

Net increase from investment operations	1.03	0.37

Dividends to common shareholders from:
Net investment income	(0.90)	(0.15)

Capital charges with respect to issuance of:
Common shares	—	(0.03)
Preferred shares	—	(0.02)

Total capital charges	—	(0.05)

Net asset value, end of period	$14.63	$14.50

Market price, end of period	$15.08	$15.39

TOTAL INVESTMENT RETURN[3]	4.10%	3.60%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[4]
Expenses after fees paid indirectly	1.21%	1.02%[5]
Expenses before fees paid indirectly	1.25%	1.05%[5]
Net investment income before preferred share dividends	6.93%	3.45%[5]
Preferred share dividends	0.68%	0.30%[5]
Net investment income available to common shareholders	6.25%	3.15%[5]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$79,810	$76,698
Portfolio turnover	9%	0%
Net assets of common shareholders, end of period (000)	$81,391	$80,655
Preferred shares outstanding (000)	$48,900	$48,900
Asset coverage per preferred share, end of period	$66,617	$66,237

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[3]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[4]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[5]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Insured Municipal 2008 Term Trust (BLN)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE OPERATING
PERFORMANCE:
Net asset value, beginning of year	$17.13	$17.09	$16.22	$16.17	$15.63

Investment operations:
Net investment income	0.93	1.01	1.13	1.25	1.24
Net realized and unrealized gain (loss)	(0.53)	(0.05)	0.75	(0.17)	0.53
Dividends and distributions to preferred shareholders from:
Net investment income	(0.10)	(0.08)	(0.11)	(0.26)	(0.38)
Net realized gain	(0.01)	(0.01)	(0.03)	(0.01)	—

Net increase from investment operations	0.29	0.87	1.74	0.81	1.39

Dividends and distributions to common shareholders from:
Net investment income	(0.81)	(0.79)	(0.75)	(0.75)	(0.80)
Net realized gain	(0.05)	(0.04)	(0.12)	(0.02)	—

Total dividends and distributions	(0.86)	(0.83)	(0.87)	(0.77)	(0.80)

Capital charges with respect to issuance of:
Preferred shares	—	—	—	0.01	(0.05)

Net asset value, end of year	$16.56	$17.13	$17.09	$16.22	$16.17

Market price, end of year	$16.09	$16.96	$16.22	$15.50	$14.75

TOTAL INVESTMENT RETURN[1]	0.03%	9.88%	10.47%	10.48%	6.10%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[2]
Expenses after fees paid indirectly	1.03%	1.03%	1.04%	1.10%	1.12%
Expenses before fees paid indirectly	1.03%	1.03%	1.05%	1.10%	1.12%
Net investment income before preferred share dividends	5.51%	5.85%	6.75%	7.59%	7.85%
Preferred share dividends	0.58%	0.48%	0.68%	1.56%	2.40%
Net investment income available to common shareholders	4.93%	5.37%	6.07%	6.03%	5.45%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$189,322	$192,958	$187,970	$184,600	$177,057
Portfolio turnover	0%	7%	31%	9%	0%
Net assets of common shareholders, end of year (000)	$186,424	$192,801	$192,337	$182,611	$182,075
Preferred shares outstanding (000)	$109,550	$109,550	$109,550	$109,550	$109,550
Asset coverage per preferred share, end of year	$67,549	$69,000	$68,893	$66,674	$66,596

[1]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[2]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock New York Municipal 2018 Term Trust (BLH)

				For the period
	Year Ended December 31,			October 30, 2001[1]
				through
	2004	2003	2002	December 31, 2001[2]

PER COMMON SHARE OPERATING PERFORMANCE:
Net asset value, beginning of period	$15.53	$15.11	$13.58	$14.33 [3]

Investment operations:
Net investment income	1.07	1.06	1.01	0.09
Net realized and unrealized gain (loss)	—	0.18	1.37	(0.61)
Dividends to preferred shareholders from:
Net investment income	(0.09)	(0.08)	(0.11)	(0.01)

Net increase (decrease) from investment operations	0.98	1.16	2.27	(0.53)

Dividends to common shareholders from:
Net investment income	(0.74)	(0.74)	(0.74)	(0.06)

Capital charges with respect to issuance of:
Common shares	—	—	—	(0.03)
Preferred shares	—	—	—	(0.13)

Total capital charges	—	—	—	(0.16)

Net asset value, end of period	$15.77	$15.53	$15.11	$13.58

Market price, end of period	$14.82	$14.70	$13.46	$13.15

TOTAL INVESTMENT RETURN[4]	5.94%	14.94%	7.96%	(11.94)%

RATIOS TO AVERAGE NET ASSETS
OF COMMON SHAREHOLDERS:[5]
Expenses after fees paid indirectly	1.11%	1.12%	1.13%	1.15%[6]
Expenses before fees paid indirectly	1.12%	1.14%	1.17%	1.15%[6]
Net investment income before preferred share dividends	6.91%	7.03%	7.03%	3.73%[6]
Preferred share dividends	0.57%	0.53%	0.80%	0.26%[6]
Net investment income available to common shareholders	6.34%	6.50%	6.23%	3.47%[6]
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$56,270	$54,510	$52,265	$47,959
Portfolio turnover	0%	11%	41%	1%
Net assets of common shareholders, end of period (000)	$57,303	$56,415	$54,881	$49,353
Preferred shares outstanding (000)	$31,400	$31,400	$31,400	$31,400
Asset coverage per preferred share, end of period	$70,626	$69,917	$68,702	$64,311

[1]	Commencement of investment operations. This information includes the initial investment by BlackRock Funding, Inc.
[2]	Calculated using the average shares outstanding method.
[3]	Net asset value, beginning of period, reflects a deduction of $0.675 per share sales charge from the initial offering price of $15.00 per share.
[4]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each period reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[5]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.
[6]	Annualized.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each period indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

BlackRock Pennsylvania Strategic Municipal Trust (BPS)

	Year Ended December 31,

	2004	2003	2002	2001	2000

PER COMMON SHARE
OPERATING PERFORMANCE:
Net asset value, beginning of year	$16.09	$15.61	$14.65	$14.62	$13.40

Investment operations:
Net investment income	1.07	1.12	1.17	1.17	1.18
Net realized and unrealized gain (loss)	(0.37)	0.30	0.73	(0.08)	1.29
Dividends to preferred shareholders from:
Net investment income	(0.09)	(0.07)	(0.11)	(0.24)	(0.36)[1]

Net increase from investment operations	0.61	1.35	1.79	0.85	2.11

Dividends to common shareholders from:
Net investment income	(0.89)	(0.87)	(0.83)	(0.82)	(0.88)[1]

Capital charges with respect to issuance of:
Preferred shares	—	—	—	—	(0.01)

Net asset value, end of year	$15.81	$16.09	$15.61	$14.65	$14.62

Market price, end of year	$15.70	$15.12	$14.33	$14.03	$13.13

TOTAL INVESTMENT RETURN[2]	10.12%	11.91%	8.19%	13.12%	5.08%

RATIOS TO AVERAGE NET ASSETS OF
COMMON SHAREHOLDERS:[3]
Expenses after fees waived and paid indirectly	1.03%	1.12%	1.34%	1.11%	1.22%
Expenses after fees waived and before fees paid indirectly	1.08%	1.15%	1.36%	1.16%	1.22%
Expenses before fees waived and paid indirectly	1.47%	1.54%	1.75%	1.55%	1.63%
Net investment income before preferred share dividends	6.74%	7.09%	7.69%	7.86%	8.49%
Preferred share dividends	0.59%	0.46%	0.71%	1.63%	2.60%
Net investment income available to common shareholders	6.15%	6.63%	6.98%	6.23%	5.89%
SUPPLEMENTAL DATA:
Average net assets of common shareholders (000)	$31,989	$31,892	$30,545	$30,122	$27,920
Portfolio turnover	5%	0%	7%	16%	28%
Net assets of common shareholders, end of year (000)	$31,857	$32,435	$31,454	$29,531	$29,469
Preferred shares outstanding (000)	$17,500	$17,500	$17,500	$17,500	$17,500
Asset coverage per preferred share, end of year	$70,513	$71,341	$69,939	$67,194	$67,112

[1]	Amounts have been reclassified to conform with current period presentation.
[2]	Total investment return is calculated assuming a purchase of a common share at the current market price on the first day and a sale at the current market price on the last day of each year reported. Dividends and distributions, if any, are assumed for purposes of this calculation to be reinvested at prices obtained under the Trust’s dividend reinvestment plan. Total investment returns do not reflect brokerage commissions. Total investment returns for less than a full year are not annualized. Past performance is not a guarantee of future results.
[3]	Ratios are calculated on the basis of income and expenses applicable to both the common and preferred shares relative to the average net assets of the common shareholders.

The information in the above Financial Highlights represents the operating performance for a common share outstanding, total investment returns, ratios to average net assets and other supplemental data for each year indicated. This information has been determined based upon financial information provided in the financial statements and market price data for the Trust’s common shares.

See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

Note 1. Organization & Accounting Policies

The BlackRock Insured Municipal 2008 Term Trust Inc. (“Municipal Insured 2008”), The BlackRock Insured Municipal Term Trust Inc. (“Insured Municipal”), The BlackRock Municipal Target Term Trust Inc. (“Municipal Target”), The BlackRock California Insured Municipal 2008 Term Trust Inc. (“California Insured 2008”) and The BlackRock New York Insured Municipal 2008 Term Trust Inc. (“New York Insured 2008”) were organized as Maryland corporations. BlackRock Municipal 2018 Term Trust (“Municipal 2018”), BlackRock Municipal 2020 Term Trust (“Municipal 2020”), The BlackRock Strategic Municipal Trust (“Municipal Strategic”), BlackRock California Municipal 2018 Term Trust (“California 2018”), BlackRock Florida Municipal 2020 Term Trust (“Florida 2020”), BlackRock New York Municipal 2018 Term Trust (“New York 2018”) and The BlackRock Pennsylvania Strategic Municipal Trust (“Pennsylvania Strategic”) were organized as Delaware statutory trusts. The BlackRock Florida Insured Municipal 2008 Term Trust (“Florida Insured 2008”) was organized as a Massachusetts business trust. Municipal Insured 2008, Insured Municipal, Municipal 2018, Municipal 2020, Municipal Target and Municipal Strategic are registered as diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. California Insured 2008, California 2018, Florida Insured 2008, Florida 2020, New York Insured 2008, New York 2018 and Pennsylvania Strategic are registered as non-diversified closed-end management investment companies under the Investment Company Act of 1940, as amended. Municipal Insured 2008, California Insured 2008, Florida Insured 2008 and New York Insured 2008 are herein referred to as the 2008 Trusts. Municipal 2018, California 2018 and New York 2018 are herein referred to as the 2018 Trusts. Municipal 2020 and Florida 2020 are herein referred to as the 2020 Trusts. Municipal Strategic and Pennsylvania Strategic are herein referred to as the Strategic Trusts.

     The following is a summary of significant accounting policies followed by the Trusts.

Investments Valuation: Municipal investments (including commitments to purchase such investments on a “when-issued” basis) are valued on the basis of prices provided by dealers or pricing services selected under the supervision of each Trust’s Board of Trustees or Board of Directors, as the case may be (each, a “Board”). In determining the value of a particular investment, pricing services may use certain information with respect to transactions in such investments, quotations from bond dealers, market transactions in comparable investments and various relationships between investments. A futures contract is valued at the last sale price as of the close of the commodities exchange on which it trades. Short-term securities may be valued at amortized cost. Investments in open-end investment companies are valued at net asset value. Any investments or other assets for which such current market quotations are not readily available are valued at fair value (“Fair Value Assets”) as determined in good faith under procedures established by, and under the general supervision and responsibility of, each Trust’s Board. The investment advisor and/or sub-advisor will submit its recommendations regarding the valuation and/or valuation methodologies for Fair Value Assets to a valuation committee. The valuation committee may accept, modify or reject any recommendations. The pricing of all Fair Value Assets shall be subsequently reported to and ratified by the Board.

     When determining the price for a Fair Value Asset, the investment advisor and/or sub-advisor shall seek to determine the price that the Trust might reasonably expect to receive from the current sale of that asset in an arm’s-length transaction. Fair value determinations shall be based upon all available factors that BlackRock Advisors, Inc. deems relevant.

Investment Transactions and Investment Income: Investment transactions are recorded on trade date. Realized and unrealized gains and losses are calculated on the identified cost basis. Each Trust also records interest income on an accrual basis and amortizes premium and/or accretes discount on securities purchased using the interest method.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by “marking-to-market” on a daily basis to reflect the market value of the contract at the end of each day’s trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust’s basis in the contract.

     Financial futures contracts, when used by the Trusts, help in maintaining a targeted duration. Futures contracts can be sold to effectively shorten an otherwise longer duration portfolio. In the same sense, futures contracts can be purchased to lengthen a portfolio that is shorter than its duration target. Thus, by buying or selling futures contracts, the Trusts may attempt to manage the duration of positions so that changes in interest rates do not change the duration of the portfolio unexpectedly.

Segregation: In cases in which the Investment Company Act of 1940, as amended, and the interpretive positions of the Securities and Exchange Commission (the “Commission”) require that each Trust segregate assets in connection with certain investments (e.g., when-issued securities or futures contracts), each Trust will, consistent with certain interpretive letters issued by the Commission, designate on its books and records cash or other liquid debt securities having a market value at least equal to the amount that would otherwise be required to be physically segregated.

Federal Income Taxes: It is each Trust’s intention to continue to be treated as a regulated investment company under the Internal Revenue Code and to distribute sufficient net income to shareholders. For this reason and because substantially all of the gross income of each Trust consists of tax-exempt interest, no Federal income tax provisions are required.

Dividends and Distributions: Each Trust declares and pays dividends and distributions to common shareholders monthly from net investment income, net realized short-term capital gains and other sources, if necessary. Net long-term capital gains, if any, in excess of loss carryforwards may be distributed annually. Dividends and distributions are recorded on the ex-dividend date. Income distributions and capital gain distributions are determined in accordance with income tax regulations which may differ from accounting principles generally accepted in the United States of America. Dividends and distributions to preferred shareholders are accrued and determined as described in Note 4.

Estimates: The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Deferred Compensation and BlackRock Closed-End Share Equivalent Investment Plan: Under the deferred compensation plan approved by the Trust’s Board, non-interested Trustees/Directors (“Trustees”) are required to defer a portion of their annual complex-wide compensation. Deferred amounts earn an approximate return as though equivalent dollar amounts had been invested in common shares of other BlackRock closed-end trusts selected by the Trustees. This has the same economic effect for the Trustees as if the Trustees had invested the deferred amounts in such Trusts.

     The deferred compensation plan is not funded and obligations thereunder represent general unsecured claims against the general assets of the Trust. Each Trust may, however, elect to invest in common shares of those Trusts selected by the Trustees in order to match its deferred compensation obligations.

Reclassification of Capital Accounts: In order to present undistributed (distribution in excess of) net investment income (“UNII”) and accumulated net realized gain (“Accumulated Gain”) more closely to its tax character, the following accounts for each Trust were increased (decreased):

		Accumulated			Accumulated
Trust	UNII	Gain	Trust	UNII	Gain

Municipal Insured 2008	$137,623	$(137,623)	California 2018	$—	$—
Insured Municipal	(2,142)	2,142	Florida Insured 2008	(138,794)	138,794
Municipal 2018	559	(559)	Florida 2020	—	—
Municipal 2020	(3,825)	3,825	New York Insured 2008	(104,955)	104,955
Municipal Target	(73,579)	73,579	New York 2018	—	—
Municipal Strategic	(16,952)	16,952	Pennsylvania Strategic	(6,243)	6,243
California Insured 2008	—	—

Note 2. Agreements

     Each Trust has an Investment Management Agreement with BlackRock Advisors, Inc. (the “Advisor”), a wholly owned subsidiary of BlackRock, Inc. BlackRock Financial Management, Inc., a wholly owned subsidiary of BlackRock, Inc., serves as sub-advisor to the 2018 Trusts and 2020 Trusts. BlackRock, Inc. is an indirect majority owned subsidiary of The PNC Financial Services Group, Inc. The Investment Management Agreements for the 2018 Trusts, 2020 Trusts and Strategic Trusts cover both investment advisory and administration services. Each 2008 Trust, Insured Municipal Trust and Municipal Target Trust has an Administration Agreement with the Advisor.

     Each Trust’s investment advisory fee paid to the Advisor is computed weekly and payable monthly based on an annual rate, 0.35% for the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust, 0.40% for the 2018 Trusts, 0.50% for the 2020 Trusts and 0.60% for the Strategic Trusts, of the Trust’s average weekly managed assets. “Managed assets” means the total assets of a Trust (including any assets attributable to any preferred shares that may be outstanding) minus the sum of accrued liabilities (other than debt representing financial leverage). The Advisor has voluntarily agreed to waive a portion of the investment advisory fee or other expenses on the Strategic Trusts as a percentage of managed assets as follows: 0.25% for the first five years of each of the Trust’s operations, 0.20% in year six, 0.15% in year seven, 0.10% in year eight and 0.05% in year nine.

     The administration fee paid to the Advisor by the 2008 Trusts, Insured Municipal Trust and Municipal Trust is computed weekly and payable monthly based on an annual rate of 0.10% for each 2008 Trust and Insured Municipal Trust and 0.07% for Municipal Target Trust, of the Trusts’ average weekly managed assets.

     Pursuant to the agreements, the Advisor provides continuous supervision of the investment portfolio and pays the compensation of officers of each Trust who are affiliated persons of the Advisor, as well as occupancy and certain clerical and accounting costs of each Trust. Each Trust bears all other costs and expenses, which include reimbursements to the Advisor for costs of employees that provide pricing, secondary market support and compliance services to each Trust. For the year ended December 31, 2004, the Trusts reimbursed the Advisor the following amounts:

Trust	Amount	Trust	Amount

Municipal Insured 2008	$30,012	California 2018	$7,016
Insured Municipal	19,962	Florida Insured 2008	9,194
Municipal 2018	15,452	Florida 2020	5,124
Municipal 2020	16,536	New York Insured 2008	13,385
Municipal Target	35,136	New York 2018	3,656
Municipal Strategic	7,518	Pennsylvania Strategic	988
California Insured 2008	12,010

     Pursuant to the terms of the custody agreement, each Trust received earning credits from its custodian for positive cash balances maintained, which are used to offset custody fees.

Note 3. Portfolio Investments

     Purchases and sales of investment securities, other than short-term investments and U.S. government securities, for the year ended December 31, 2004, were as follows:

Trust	Purchases	Sales	Trust	Purchases	Sales

Municipal Insured 2008	$25,036,503	$118,393,791	California 2018	$12,779,555	$16,344,200
Insured Municipal	5,265,175	69,149,238	Florida Insured 2008	—	17,692,115
Municipal 2018	116,724,316	114,529,905	Florida 2020	25,885,363	10,613,730
Municipal 2020	293,916,689	232,905,133	New York Insured 2008	1,233,970	27,710,315
Municipal Target	13,160,982	56,577,054	New York 2018	—	—
Municipal Strategic	38,488,892	39,003,986	Pennsylvania Strategic	2,003,980	7,094,443
California Insured 2008	—	11,772,750

     There were no purchases or sales of U.S. government securities for the year ended December 31, 2004.

     Details of open financial futures contracts at December 31, 2004, were as follows:

	Number of		Expiration	Value at	Value at	Unrealized
Trust	Contracts	Type	Date	Trade Date	December 31, 2004	Depreciation

Short Positions:
Municipal 2018	856	10 Yr. U.S. T-Note	Mar ’05	$95,428,379	$95,818,516	$(390,137)
Municipal 2020	1,075	10 Yr. U.S. T-Note	Mar ’05	119,841,931	120,332,826	(490,895)
Municipal Strategic	369	10 Yr. U.S. T-Note	Mar ’05	41,139,824	41,304,939	(165,115)
California 2018	311	10 Yr. U.S. T-Note	Mar ’05	34,673,746	34,812,568	(138,822)
Florida 2020	288	10 Yr. U.S. T-Note	Mar ’05	32,107,201	32,238,000	(130,799)
New York 2018	177	10 Yr. U.S. T-Note	Mar ’05	19,734,237	19,812,930	(78,693)
Pennsylvania Strategic	83	10 Yr. U.S. T-Note	Mar ’05	9,254,954	9,290,811	(35,857)

     At December 31, 2004, the total cost of securities for Federal Income tax purposes and the aggregate gross unrealized appreciation and depreciation for securities held by each Trust were as follows:

Trust	Cost	Appreciation	Depreciation	Net

Municipal Insured 2008	$681,346,934	$37,106,504	$53,286	$37,053,218
Insured Municipal	425,773,109	26,057,297	5,690	26,051,607
Municipal 2018	365,784,213	19,884,518	379,561	19,504,957
Municipal 2020	458,112,269	17,991,916	2,098,695	15,893,221
Municipal Target	745,832,185	24,878,120	39,869	24,838,251
Municipal Strategic	162,429,001	16,306,038	4,058,647	12,247,391
California Insured 2008	259,741,260	15,702,470	8,287	15,694,183
California 2018	145,876,179	6,587,331	849,471	5,737,860
Florida Insured 2008	210,354,772	9,062,902	4,013	9,058,889
Florida 2020	125,137,724	3,915,037	258,088	3,656,949
New York Insured 2008	275,111,846	17,095,082	158	17,094,924
New York 2018	82,249,214	5,392,960	322,226	5,070,734
Pennsylvania Strategic	39,441,932	3,674,295	10,858	3,663,437

     For Federal income tax purposes, the following Trusts had capital loss carryforwards at December 31, 2004, the Trusts’ last tax year-end (other than the 2020 Trusts and Strategic Trusts, each of which has a tax year-end of June 30th). These amounts may be used to offset future realized capital gains, if any:

	Capital Loss			Capital Loss
Trust	Carryforward Amount	Expires	Trust	Carryforward Amount	Expires

Municipal 2018	$2,036,899	2010	New York 2018	$668,608	2010
	6,665,869	2012		431,368	2011

	$8,702,768			590,480	2012

Municipal 2020	$273,311	2012		$1,690,456

Municipal Strategic	$78,019	2008	Pennsylvania Strategic	$87,565	2009
	1,802,842	2009		408,700	2010

	760,288	2010		$496,265

	2,477,786	2012

	$5,118,935

California 2018	$1,287,186	2010
	1,444,501	2012

	$2,731,687

     Accordingly, no capital gain distributions are expected to be paid to shareholders of a Trust until that Trust has net realized capital gains in excess of its capital loss carryforward amounts.

Note 4. Distributions to Shareholders

     The tax character of distributions paid during the year ended December 31, 2004 and the period ended December 31, 2003, were as follows:

		Year ended December 31, 2004

	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Municipal Insured 2008	$26,619,425	$—	$1,894,315	$28,513,740
Insured Municipal	17,037,771	—	812,492	17,850,263
Municipal 2018	13,984,481	—	—	13,984,481
Municipal 2020	21,054,806	—	—	21,054,806
Municipal Target	25,726,694	—	533,877	26,260,571
Municipal Strategic	7,612,041	—	—	7,612,041
California Insured 2008	9,051,950	—	324,195	9,376,145
California 2018	5,263,705	—	—	5,263,705
Florida Insured 2008	7,309,322	—	700,253	8,009,575
Florida 2020	5,552,053	—	—	5,552,053
New York Insured 2008	10,262,252	—	697,742	10,959,994
New York 2018	2,990,333	—	—	2,990,333
Pennsylvania Strategic	1,976,299	—	—	1,976,299

	Period ended December 31, 2003
	Tax-exempt	Ordinary	Long-term	Total
Distributions Paid From:	Income	Income	Capital Gains	Distributions

Municipal Insured 2008	29,760,736	66,619	3,886,672	33,714,027
Insured Municipal	17,946,098	—	728,209	18,674,307
Municipal 2018	13,745,221	—	—	13,745,221
Municipal 2020	3,374,772	—	—	3,374,772
Municipal Target	28,819,211	—	1,244,095	30,063,306
Municipal Strategic	7,322,693	—	—	7,322,693
California Insured 2008	11,090,126	174	1,068,263	12,158,563
California 2018	5,197,098	—	—	5,197,098
Florida Insured 2008	7,606,766	164,752	874,481	8,645,999
Florida 2020	893,572	—	—	893,572
New York Insured 2008	9,757,879	108,700	408,189	10,274,768
New York 2018	2,957,322	—	—	2,957,322
Pennsylvania Strategic	1,893,236	—	—	1,893,236

As of December 31, 2004, the components of distributable earnings on a tax basis were as follows:
	Undistributed	Undistributed	Undistributed	Unrealized
	Tax-exempt	Ordinary	Long-term	Net
Trust	Income	Income	Gains	Appreciation

Municipal Insured 2008	24,951,354	$—	—	52,847,309
Insured Municipal	16,516,505	—	275,431	29,827,351
Municipal 2018	15,534,554	—	—	19,070,349
Municipal 2020	877,649	—	—	15,881,555
Municipal Target	24,247,223	—	54,095	34,106,597
Municipal Strategic	5,616,198	—	—	12,223,225
California Insured 2008	8,795,033	—	67,337	21,267,757
California 2018	4,037,661	—	—	5,063,572
Florida Insured 2008	6,252,118	—	—	11,619,878
Florida 2020	—	—	—	3,654,909
New York Insured 2008	9,824,772	—	71,879	20,467,430
New York 2018	2,443,513	—	—	5,064,021
Pennsylvania Strategic	1,001,612	—	—	3,650,531

Note 5. Capital

     There are 200 million of $0.01 par value common shares authorized for each of the 2008 Trusts, Insured Municipal and Municipal Target. There are an unlimited number of $0.001 par value common shares authorized for each of the 2018 Trusts, 2020 Trusts and Strategic Trusts. Each Trust may classify or reclassify any unissued common shares into one or more series of preferred shares. At December 31, 2004, the common shares outstanding and the shares owned by affiliates of the Advisor of each Trust were as follows:

	Common	Common		Common	Common
	Shares	Shares		Shares	Shares
Trust	Outstanding	Owned	Trust	Outstanding	Owned

Municipal Insured 2008	27,207,093	—	California 2018	6,433,028	—
Insured Municipal	25,885,639	—	Florida Insured 2008	8,707,093	—
Municipal 2018	15,908,028	—	Florida 2020	5,562,128	8,028
Municipal 2020	20,236,628	8,028	New York Insured 2008	11,257,093	—
Municipal Target	45,410,639	—	New York 2018	3,633,028	—
Municipal Strategic	7 ,242,261	—	Pennsylvania Strategic	2,015,492	—
California Insured 2008	10,407,093	—

     There were no transactions in common shares of beneficial interest for the year ended December 31, 2004. Transactions in common shares of beneficial interest for the period ended December 31, 2003 were as follows:

		Shares from

		Underwriters’
		Exercising the		Net Increase
	Initial Public	Over-allotment	Reinvestment	in Shares
Trust	Offering	Option	of Dividends	Outstanding

Municipal 2020	18,508,028	1,728,600	—	20,236,628
Florida 2020	5,008,028	554,100	—	5,562,128

     Offering costs incurred in connection with the offering of common shares for the Municipal 2020 Term Turst and Florida Municipal 2020 Term Trust have been charged against the proceeds from the initial common share offering of the common shares in the amounts of $540,000 and $135,000, respectively.

     As of December 31, 2004, each Trust had the following series of preferred shares outstanding as listed in the table below. The preferred shares have a liquidation value of $25,000 per share plus any accumulated unpaid dividends.

Trust	Series	Shares	Trust	Series	Shares

Municipal Insured 2008	T7	4,660	Municipal Strategic	W7	2,480
	R7	2,060	California Insured 2008	W7	2,622
	T28	2,060		W28	1,560
	R28	2,060	California 2018	M7	2,221
Insured Municipal	M7	4,216	Florida Insured 2008	R7	3,366
	M28	2,600	Florida 2020	F7	1,956
Municipal 2018	W7	2,752	New York Insured 2008	F7	2,672
	R7	2,752		F28	1,710
Municipal 2020	M7	2,368	New York 2018	T7	1,256
	W7	2,368	Pennsylvania Strategic	W7	700
	F7	2,368
Municipal Target	W7	5,964
	F7	3,000
	W28	3,000

     Underwriting discounts and offering costs incurred in connection with the 2020 Trust’s preferred share offering have been charged to paid-in capital in excess of par of the common shares.

	Underwriting	Offering
Trust	Discount	Cost

Municipal 2020	$1,776,000	$320,320
Florida 2020	489,000	130,560

     Dividends on 7-day preferred shares are cumulative at a rate which is reset every seven days based on the results of an auction. Dividends on 28-day preferred shares are cumulative at a rate which is reset every 28 days based on the results of an auction. The dividend ranges on the preferred shares for each of the Trusts for the year ended December 31, 2004 were as follows:

Trust	Low	High	Trust	Low	High

Municipal Insured 2008	0.49%	2.30%	California 2018	0.45%	1.80%
Insured Municipal	0.68	2.20	Florida Insured 2008	0.12	2.00
Municipal 2018	0.75	1.95	Florida 2020	0.10	1.80
Municipal 2020	0.73	1.96	New York Insured 2008	0.60	2.28
Municipal Target	0.60	2.20	New York 2018	0.45	1.65
Municipal Strategic	0.69	1.86	Pennsylvania Strategic	0.60	1.91
California Insured 2008	0.43	2.00

     A Trust may not declare dividends or make other distributions on common shares or purchase any such shares if, at the time of the declaration, distribution or purchase, asset coverage with respect to the outstanding preferred shares would be less than 200%.

     The preferred shares are redeemable at the option of each Trust, in whole or in part, on any dividend payment date at $25,000 per share plus any accumulated or unpaid dividends whether or not declared. The preferred shares are also subject to mandatory redemption at $25,000 per share plus any accumulated or unpaid dividends, whether or not declared, if certain requirements relating to the composition of the assets and liabilities of a Trust, as set forth in each Trust’s Declaration of Trust/Articles Supplementary, are not satisfied.

     The holders of preferred shares have voting rights equal to the holders of common shares (one vote per share) and will vote together with holders of common shares as a single class. However, holders of preferred shares, voting as a separate class, are also entitled to elect two Directors/Trustees for each Trust. In addition, the Investment Company Act of 1940, as amended, requires that along with approval by shareholders that might otherwise be required, the approval of the holders of a majority of any outstanding preferred shares, voting separately as a class, would be required to (a) adopt any plan of reorganization that would adversely affect the preferred shares, (b) change a Trust’s sub-classification as a closed-end investment company or change its fundamental investment restrictions or (c) change its business so as to cease to be an investment company.

Note 6. Dividends

     Subsequent to December 31, 2004, the Board of each Trust declared dividends from undistributed earnings per common share payable February 1, 2005, to shareholders of record on January 4, 2005. The per share common dividends declared were:

	Common Dividend		Common Dividend
Trust	Per Share	Trust	Per Share

Municipal Insured 2008	$0.066250	California 2018	$0.061250
Insured Municipal	0.047917	Florida Insured 2008	0.062500
Municipal 2018	0.065000	Florida 2020	0.075000
Municipal 2020	0.078125	New York Insured 2008	0.062500
Municipal Target	0.040000	New York 2018	0.061250
Municipal Strategic	0.079585	Pennsylvania Strategic	0.073965
California Insured 2008	0.064375

     The dividends declared on preferred shares for the period January 1, 2005 to January 31, 2005, for each of the Trusts were as follows:

		Dividends			Dividends
Trust	Series	Declared	Trust	Series	Declared

Municipal Insured 2008	T7	$113,890	California Insured 2008	W7	$62,823
	R7	58,257		W28	41,590
	T28	63,180	California 2018	M7	59,190
	R28	70,679	Florida Insured 2008	R7	95,998
Insured Municipal	M7	123,276	Florida 2020	F7	62,162
	M28	84,162	New York Insured 2008	F7	104,823
Municipal 2018	W7	79,808		F28	54,344
	R7	91,807	New York 2018	T7	32,455
Municipal 2020	M7	77,078	Pennsylvania Strategic	W7	19,327
	W7	75,231
	F7	98,414
Municipal Target	W7	171,226
	F7	130,890
	W28	92,040
Municipal Strategic	W7	76,682

Note 7. Subsequent Event

     On February 7, 2005, Municipal Target Trust’s Board approved the redemption of all of the 3,000 W28 preferred shares outstanding in preparation for its termination on or about December 31, 2006. The shares will be redeemed at a price of $25,000 per share (an aggregate price of $75,000,000) plus any accrued and unpaid dividends through the redemption date on March 10, 2005. Management believes that the redemption of the W28 preferred shares will not affect the Municipal Target Trust’s ability to satisfy the terms of the remaining preferred shares outstanding.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Trustees and Shareholders of:
   BlackRock Insured Municipal 2008 Term Trust
   BlackRock Insured Municipal Term Trust
   BlackRock Municipal 2018 Term Trust
   BlackRock Municipal 2020 Term Trust
   BlackRock Municipal Target Term Trust
   BlackRock Strategic Municipal Trust
   BlackRock California Insured Municipal 2008 Term Trust
   BlackRock California Municipal 2018 Term Trust
   BlackRock Florida Insured Municipal 2008 Term Trust
   BlackRock Florida Municipal 2020 Term Trust
   BlackRock New York Insured Municipal 2008 Term Trust
   BlackRock New York Municipal 2018 Term Trust
   BlackRock Pennsylvania Strategic Municipal Trust
   (Collectively the “Trusts”)

     We have audited the accompanying statement of assets and liabilities of the Trusts, including the portfolio of investments, as of December 31, 2004, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Trust’s management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

     We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Trust’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2004, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

     In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Trusts as of December 31, 2004, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America.

/s/ Deloitte & Touche LLP

February 28, 2005

DIRECTORS/TRUSTEES INFORMATION (Unaudited)

Events or transactions by
				Number of		reason of which the Trustee
		Term of office		portfolios over-	Other Directorships	is an interested person as
	Current positions	and length of time	Principal occupations	seen within the	held outside the	defined in Section 2(a)(19)
Name, address, age	held with the Trusts	served	during the past five years	fund complex[1]	fund complex	of the 1940 Act

Interested Trustees[2]

Ralph L.	Chairman of the	3 years4 / since	Director since 1999 and President of	62	Member of the	Director and President of
Schlosstein	Board[3]	inception	BlackRock, Inc. since its formation		Visiting Board of	the Advisor.
BlackRock, Inc.			in 1998 and of BlackRock, Inc.’s		Overseers of the John
40 East 52nd Street			predecessor entities since 1988.		F. Kennedy School of
New York, NY			Member of the Management		Government at
10022			Committee and Investment Strategy		Harvard University, a
Age: 53			Group of BlackRock, Inc. Formerly,		member of the board
			Managing Director of Lehman		of the Financial
			Brothers, Inc. and Co-head of its		Institutions Center of
			Mortgage and Savings Institutions		The Wharton School
			Group. Chairman and President of		of the University of
			the BlackRock Liquidity Funds and		Pennsylvania, a
			Director of several of BlackRock’s		trustee of the
			alternative investment vehicles.		American Museum of
Natural History, a
trustee of Trinity
School in New York
City, a member of the
Board of Advisors of
Marujupu LLC, and a
trustee of New
Visions for Public
Education and of The
Public Theater in New
York City. Formerly, a
director of Pulte
Corporation, the
nation’s largest home-
builder, a Trustee of
Denison University
and a member of
Fannie Mae’s
Advisory Council.

Robert S. Kapito	President and	3 years4 / since	Vice Chairman of BlackRock, Inc.	52	Chairman of the	Director and Vice
BlackRock, Inc.	Trustee	August 22,	Head of the Portfolio Management		Hope and Heroes	Chairman of the Advisor.
40 East 52nd Street		2002	Group. Also a member of the		Children’s Cancer
New York, NY			Management Committee, the		Fund. President of
10022			Investment Strategy Group, the Fixed		the Board of
Age 48			Income and Global Operating		Directors of the
			Committees and the Equity		Periwinkle National
			Investment Strategy Group.		Theatre for Young
			Responsible for the portfolio man-		Audiences. Director
			agement of the Fixed Income,		of icruise.com, Corp.
Domestic Equity and International
Equity, Liquidity, and Alternative
Investment Groups of BlackRock.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Number of portfo-
lios overseen
	Current positions held	Term of office and	Principal occupations	within the fund	Other Directorships held out-
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	side the fund complex

Independent Trustees

Andrew F. Brimmer	Lead Trustee	3 years4 / since	President of Brimmer & Company, Inc., a	52	Director of CarrAmerica
P.O. Box 4546	Audit Committee	inception	Washington, D.C.-based economic and		Realty Corporation and
New York, NY	Chairman[5]		financial consulting firm, also Wilmer D.		Borg-Warner Automotive.
10163-4546			Barrett Professor of Economics, University		Formerly Director of
Age: 78			of Massachusetts – Amherst. Formerly		Airborne Express,
			member of the Board of Governors of the		BankAmerica
			Federal Reserve System. Former		Corporation (Bank of
			Chairman, District of Columbia Financial		America), BellSouth
			Control Board.		Corporation, College
Retirement Equities Fund
(Trustee), Commodity
Exchange, Inc. (Public
Governor), Connecticut
Mutual Life Insurance
Company, E.I. du Pont de
Nemours & Company,
Equitable Life Assurance
Society of the United
States, Gannett Company,
Mercedes-Benz of North
America, MNC Financial
Corporation (American
Security Bank), NCM
Capital Management,
Navistar International
Corporation, PHH Corp.
and UAL Corporation
(United Airlines).

Richard E. Cavanagh	Trustee	3 years4 / since	President and Chief Executive Officer of	52	Trustee: Aircraft Finance
P.O. Box 4546	Audit Committee	inception[6]	The Conference Board, Inc., a leading		Trust (AFT) and
New York, NY	Member		global business research organization, from		Educational Testing
10163-4546			1995-present. Former Executive Dean of		Service (ETS). Director,
Age: 58			the John F. Kennedy School of Government		Arch Chemicals, Fremont
			at Harvard University from 1988-1995.		Group and The Guardian
			Acting Director, Harvard Center for		Life Insurance Company
			Business and Government (1991-1993).		of America.
Formerly Partner (principal) of McKinsey
& Company, Inc. (1980-1988). Former
Executive Director of Federal Cash
Management, White House Office of
Management and Budget (1977-1979). Co-
author, THE WINNING PERFORMANCE
(best selling management book published in
13 national editions).

Kent Dixon	Trustee	3 years4 / since	Consultant/Investor. Former President and	52	Former Director of ISFA
P.O. Box 4546	Audit Committee	inception	Chief Executive Officer of Empire Federal		(the owner of INVEST, a
New York, NY	Member[5]		Savings Bank of America and Banc PLUS		national securities broker-
10163-4546			Savings Association, former Chairman of		age service designed for
Age: 67			the Board, President and Chief Executive		banks and thrift
			Officer of Northeast Savings.		institutions).

Frank J. Fabozzi	Trustee	3 years4 / since	Consultant. Editor of THE JOURNAL OF	52	Director, Guardian
P.O. Box 4546	Audit Committee	inception	PORTFOLIO MANAGEMENT and		Mutual Funds Group (18
New York, NY	Member[7]		Frederick Frank Adjunct Professor of		portfolios).
10163-4546			Finance at the School of Management at
Age: 56			Yale University. Author and editor of sev-
eral books on fixed income portfolio man-
agement. Visiting Professor of Finance and
Accounting at the Sloan School of
Management, Massachusetts Institute of
Technology from 1986 to August 1992.

DIRECTORS/TRUSTEES INFORMATION (Unaudited) (Continued)

Number of
portfolios
overseen
	Current positions held	Term of office and	Principal occupations	within the fund	Other Directorships held outside
Name, address, age	with the Trusts	length of time served	during the past five years	complex[1]	of the fund complex

Independent Trustees (continued)

Kathleen F. Feldstein	Trustee[8]	3 years4 / since	President of Economics Studies, Inc., a	19[9]	Director of BellSouth Inc.,
P.O. Box 4546		January 19, 2005	Belmont, MA-based private economic		Ionics, Inc., and Knight
New York, NY			consulting firm, since 1987; Chair, Board		Ridder, Inc.; Trustee of the
10163-4546			of Trustees, McLean Hospital in Belmont,		Museum of Fine Arts,
Age: 63			MA.		Boston, and of the
Committee for Economic
Development; Corporation
Member, Partners HealthCare
and Sherrill House; Member
of the Visiting Committee of
the Harvard University Art
Museums and of the
Advisory Board to the
International School of
Business at Brandeis
University.

R. Glenn Hubbard	Trustee	3 years4 / since	Dean of Columbia Business School since	52	Director of ADP, Dex Media,
P.O. Box 4546		November 16, 2004	July 1, 2004. Columbia faculty member		KKR Financial Corporation,
New York, NY			since 1988. Co-director of Columbia		and Ripplewood Holdings.
10163-4546			Business School’s Entrepreneurship Program		Member of Board of
Age: 46			1994-1997. Visiting professor at the John F.		Directors of Duke Realty.
			Kennedy School of Government at Harvard		Formerly on the advisory
			University and the Harvard Business School,		boards of the Congressional
			as well as the University of Chicago. Visiting		Budget Office, the Council
			scholar at the American Enterprise Institute		on Competitiveness, the
			in Washington and member of International		American Council on Capital
			Advisory Board of the MBA Program of		Formation, the Tax
			Ben-Gurion University. Deputy assistant sec-		Foundation and the Center
			retary of the U.S. Treasury Department for		for Addiction and Substance
			Tax Policy 1991-1993. Chairman of the U.S.		Abuse. Trustee of Fifth
			Council of Economic Advisers under the		Avenue Presbyterian Church
			President of the United States 2001–2003.		of New York.

James Clayburn	Trustee	3 years4 / since	Dean Emeritus of the John E. Anderson	52	Director of Payden & Rygel
La Force, Jr.		inception	Graduate School of Management,		Investment Trust, Metzler-
P.O. Box 4546			University of California since July 1, 1993.		Payden Investment Trust,
New York, NY			Acting Dean of the School of Business,		Advisors Series Trust, Arena
10163-4546			Hong Kong University of Science and		Pharmaceuticals, Inc. and
Age: 76			Technology 1990-1993. From 1978 to		CancerVax Corporation.
September 1993, Dean of the John E.
Anderson Graduate School of
Management, University of California.

Walter F. Mondale	Trustee	3 years4 / since	Senior Counsel, Dorsey & Whitney, LLP, a	52	Chairman of Panasonic
P.O. Box 4546		inception[10]	law firm (January 2004-present); Partner,		Foundation’s Board of
New York, NY			Dorsey & Whitney, LLP, (December 1996-		Directors and Director of
10163-4546			December 2003, September 1987-August		United Health Foundation.
Age: 77			1993). Formerly U.S. Ambassador to Japan		Member of the Hubert H.
			(1993-1996). Formerly Vice President of		Humphrey Institute of Public
			the United States, U.S. Senator and		Affairs Advisory Board, The
			Attorney General of the State of		Mike and Maureen
			Minnesota. 1984 Democratic Nominee for		Mansfield Foundation and
			President of the United States.		the Dean’s Board of Visitors
of the Medical School at the
University of Minnesota.

[1]	The Fund Complex means two or more registered investments companies that: (1) hold themselves out to investors as related companies for pur- poses of investment and investor services; or (2) have a common investment advisor or have an investment advisor that is an affiliated person of the investment advisor of any of the other registered investment companies.

[2]	Interested Director/Trustee as defined by Section 2(a)(19) of the Investment Company Act of 1940.

[3]	Director/Trustee since inception; appointed Chairman of the Board on August 22, 2002.

[4]	The Board is classified into three classes of which one class is elected annually. Each Director/Trustee serves a three-year term concurrent with the class from which they are elected.

[5]	The Board of each Trust has determined that each Trust has two Audit Committee financial experts serving on its Audit Committee, Dr. Brimmer and Mr. Dixon, both of whom are independent for the purpose of the definition of Audit Committee financial expert as applicable to the Trusts.

[6]	For the 2008 Trusts, Insured Municipal Trust and Municipal Target Trust appointed Director/Trustee on August 11, 1994.

[7]	Appointed Audit Committee Member on May 25, 2004.

[8]	Trustee on the 2008 Trusts, Strategic Trusts, Insured Municipal Trust and Municipal Target Trust and an Advisory Trustee on the 2018 Trusts and 2020 Trusts.

[9]	Director/Trustee on 19 of the closed-end Trusts and an Advisory Director/Trustee on the remaining 33 closed-end Trusts.

[10]	Except during the periods August 12, 1993 through April 15, 1997 and October 31, 2002 through November 11, 2002 for all of the Trusts.

DIVIDEND REINVESTMENT PLANS

     Pursuant to each Trust’s Dividend Reinvestment Plan (the “Plan”), common shareholders of the 2008 Trusts, Insured Municipal and Municipal Target may elect, while the common shareholders of the 2018 Trusts, 2020 Trusts and Strategic Trusts are automatically enrolled, to have all distributions of dividends and capital gains reinvested by EquiServe Trust Company, N.A. (the “Plan Agent”) in the respective Trust’s shares pursuant to the Plan. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check and mailed directly to the shareholders of record (or if the shares are held in street or other nominee name, then to the nominee) by the Plan Agent, which serves as agent for the shareholders in administering the Plan.

     After a 2008 Trust, Insured Municipal, 2018 Trust, 2020 Trust and/or Municipal Target declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, by the purchase of outstanding shares on the open market, on the Trust’s primary exchange or elsewhere (“open market purchases”). These Trusts will not issue any new shares under the Plan.

     After a Strategic Trust declares a dividend or determines to make a capital gain distribution, the Plan Agent will acquire shares for the participants’ account, depending upon the circumstances described below, either (i) through receipt of unissued but authorized shares from the Trust (“newly issued shares”) or (ii) by open market purchases. If, on the dividend payment date, the NAV is equal to or less than the market price per share plus estimated brokerage commissions (such condition being referred to herein as “market premium”), the Plan Agent will invest the dividend amount in newly issued shares on behalf of the participants. The number of newly issued shares to be credited to each participant’s account will be determined by dividing the dollar amount of the dividend by the NAV on the date the shares are issued. However, if the NAV is less than 95% of the market price on the payment date, the dollar amount of the dividend will be divided by 95% of the market price on the payment date. If, on the dividend payment date, the NAV is greater than the market value per share plus estimated brokerage commissions (such condition being referred to herein as “market discount”), the Plan Agent will invest the dividend amount in shares acquired on behalf of the participants in open market purchases.

     Participation in the Plan is completely voluntary and may be terminated or resumed at any time without penalty by notice if received and processed by the Plan Administrator prior to the dividend record date; otherwise such termination or resumption will be effective with respect to any subsequently declared dividend or other distribution.

     The Plan Agent’s fees for the handling of the reinvestment of dividends and distributions will be paid by each Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent’s open market purchases in connection with the reinvestment of dividends and distributions. The automatic reinvestment of dividends and distributions will not relieve participants of any Federal income tax that may be payable on such dividends or distributions.

     Each Trust reserves the right to amend or terminate the Plan. There is no direct service charge to participants in the Plan; however, each Trust reserves the right to amend the Plan to include a service charge payable by the participants. Participants that request a sale of shares through the Plan Agent are subject to a $2.50 sales fee and a $0.15 per share sold brokerage commission. All correspondence concerning the Plan should be directed to the Plan Agent at 250 Royall Street, Canton, MA 02021, or by calling (800) 699-1BFM.

ADDITIONAL INFORMATION

     On August 25, 2004, BlackRock, Inc., the parent of BlackRock Advisors, Inc., the Trusts’investment advisor, entered into an agreement with MetLife, Inc.® to acquire SSRM Holdings, Inc., the parent of State Street Research & Management Company, the investment advisor to the State Street Research mutual funds. This acquisition was completed on January 31, 2005. Management believes there will be no impact to the Trusts as a result of this transaction.

     Each Trust listed for trading on the NewYork Stock Exchange (NYSE) has filed with the NYSE its chief executive officer certification regarding compliance with the NYSE’s listing standards and each Trust listed for trading on the American Stock Exchange (AMEX) has filed with the AMEX its corporate governance certification regarding compliance with theAMEX’s listing standards.All of the Trusts have filed with the Securities and Exchange Commission the certification of its chief executive officer and chief financial officer required by section 302 of the Sarbanes-Oxley Act.

     There has been no material changes in the Trusts’ investment objective or policies that have not been approved by the shareholders or to their charters or by-laws or in the principle risk factors associated with investment in the Trusts. There have been no changes in the persons who are primarily responsible for the day-to-day management of the Trusts’ portfolio.

     Quarterly performance and other information regarding the Trusts may be found on BlackRock’s website, which can be accessed at http://www.blackrock.com/indiv/products/closedendfunds/funds.html. This reference to BlackRock’s website is intended to allow investors public access to information regarding the Trusts and does not, and is not intended, to incorporate BlackRock’s website into this report.

     Certain of the officers of the Trusts listed on the inside back cover of this Report to Shareholders are also officers of the Advisor or Sub-Advisor. They serve in the following capacities for the Advisor or Sub-Advisor: Robert S. Kapito—Director and Vice Chairman of the Advisor and the Sub-Advisor, Kevin M. Klingert—Director of BlackRock Advisors, Inc. and Managing Director of the Advisor and the Sub-Advisor, Henry Gabbay, Anne Ackerley and Bartholomew Battista—Managing Directors of the Advisor and the Sub-Advisor, Richard M. Shea, James Kong and Vincent Tritto—Managing Directors of the Sub-Advisor, and Brian P. Kindelan—Managing Director of the Advisor.

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BlackRock Closed-End Funds

Directors/Trustees	Transfer Agent
Ralph L. Schlosstein, Chairman	EquiServe Trust Company, N.A.
Andrew F. Brimmer	250 Royall Street
Richard E. Cavanagh	Canton, MA 02021
Kent Dixon	(800) 699-1BFM
Frank J. Fabozzi	Auction Agent[3]
Kathleen F. Feldstein[1]	Bank of New York
R. Glenn Hubbard[2]	101 Barclay Street, 7 West
Robert S. Kapito	New York, NY 10286
James Clayburn La Force, Jr.	Auction Agent[4]
Walter F. Mondale	Deutsche Bank Trust Company Americas
Officers	60 Wall Street, 27th Floor
Robert S. Kapito, President	New York, NY 10005
Henry Gabbay, Treasurer	Independent Registered Public Accounting Firm
Bartholomew Battista, Chief Compliance Officer	Deloitte & Touche LLP
Anne Ackerley, Vice President	200 Berkeley Street
Kevin M. Klingert, Vice President	Boston, MA 02116
Richard M. Shea, Vice President/Tax	Legal Counsel
James Kong, Assistant Treasurer	Skadden, Arps, Slate, Meagher & Flom LLP
Vincent B. Tritto, Secretary	Four Times Square
Brian P. Kindelan, Assistant Secretary	New York, NY 10036
Investment Advisor	Legal Counsel – Independent Trustees
BlackRock Advisors, Inc.	Debevoise & Plimpton LLP
100 Bellevue Parkway	919 Third Avenue
Wilmington, DE 19809	New York, NY 10022
227-7BFM
Sub-Advisor[3]	This report is for shareholder information. This is not a prospec-
BlackRock Financial Management, Inc.	tus intended for use in the purchase or sale of Trust shares.
40 East 52nd Street	Statements and other information contained in this report are as
New York, NY 10022	dated and are subject to change.
Accounting Agent and Custodian
State Street Bank and Trust Company	BlackRock Closed-End Funds
225 Franklin Street	c/o BlackRock Advisors, Inc.
Boston, MA 02110	100 Bellevue Parkway
Wilmington, DE 19809
(800) 227-7BFM

1	Trustee on the 2008 Trusts, Strategic Trusts, Insured Municipal Trust and Municipal Target Trust and an Advisory Trustee on the 2018 Trusts and 2020 Trusts. Appointed on January 19, 2005 for each Trust.

2	Appointed on November 16, 2004.

3	For the 2018 Trusts and 2020 Trusts.

4	For the Trusts, except the 2018 Trusts and 2020 Trusts.

The Trusts will mail only one copy of shareholder documents, including annual and semi-annual reports and proxy statements, to shareholders with multiple accounts at the same address. This practice is commonly called “householding” and is intended to reduce expenses and eliminate duplicate mailings of shareholder documents. Mailings of your shareholder documents may be householded indefinitely unless you instruct us otherwise. If you do not want the mailing of these documents to be combined with those for other members of your household, please contact the Trusts at (800) 699-1BFM.

The Trusts have delegated to the Advisor the voting of proxies relating to their voting securities pursuant to the Advisor’s proxy voting policies and procedures. You may obtain a copy of these proxy voting policies and procedures, without charge, by calling (800) 699-1BFM. These policies and procedures are also available on the website of the Securities and Exchange Commission (the “Commission”) at http://www.sec.gov.

Information on how proxies relating to the Trusts’ voting securities were voted (if any) by the Advisor during the most recent 12-month period ended December 31st is available, upon request, by calling (800) 699-1BFM or on the website of the Commission at http://www.sec.gov.

The Trusts file their complete schedule of portfolio holdings for the first and third quarters of their respective fiscal years with the Commission on Form N-Q. Each Trust’s Form N-Q will be available on the Commission’s website at http://www.sec.gov. Each Trust’s Form N-Q, when available, may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C. Information regarding the operation of the Public Reference Room may be obtained by calling (800) SEC-0330. Each Trust’s Form N-Q, when available, may also be obtained, upon request, by calling (800) 699-1BFM.

This report is for shareholder information. This is not a prospectus intended for use in the purchase or sale of Trust shares. Statements and other information contained in this report are as dated and are subject to change.

CEF-ANN-4

Item 2. Code of Ethics.
(a)      The Registrant has adopted a code of ethics (the "Code of Ethics") that applies to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions.

(b)      Not applicable.

(c)      The Registrant has not amended its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(d)      The Registrant has not granted a waiver or an implicit waiver from a provision of its Code of Ethics during the period covered by the shareholder report presented in Item 1 hereto.

(e)      Not applicable.

(f)      The Registrant's Code of Ethics is attached as an Exhibit hereto.

Item 3. Audit Committee Financial Expert.
The Registrant's Board of Trustees has determined that it has two audit committee financial experts serving on its audit committee, each of whom is an "independent" Trustee: Dr. Andrew F. Brimmer and Mr. Kent Dixon. Under applicable securities laws, a person who is determined to be an audit committee financial expert will not be deemed an "expert" for any purpose, including without limitation for the purposes of Section 11 of the Securities Act of 1933, as a result of being designated or identified as an audit committee financial expert. The designation or identification of a person as an audit committee financial expert does not impose on such person any duties, obligations, or liabilities that are greater than the duties, obligations, and liabilities imposed on such person as a member of the audit committee and Board of Trustees in the absence of such designation or identification.

Item 4. Principal Accountant Fees and Services.
 (a)       Audit Fees.      The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the Registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $24,200 for the fiscal year ended December 31, 2004 and $24,700 for the fiscal year ended December 31, 2003.

(b)       Audit-Related Fees.       The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the Registrant’s financial statements and are not reported above in Item 4(a) were $4,300 for the fiscal year ended December 31, 2004 and $8,000 for the fiscal year ended December 31, 2003. The nature of these services was attest services not required by statute or regulation, overhead and out-of-pocket expenses.

(c)       Tax Fees.      The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice and tax planning were $7,000 for the fiscal year ended December 31, 2004 and $9,200 for the fiscal year ended December 31, 2003. The nature of these services was federal, state and local income and excise tax return preparation and related advice and planning and miscellaneous tax advice.

(d)       All Other Fees.       There were no fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported above in Items 4(a) through (c).

(e)       Audit Committee Pre-Approval Policies and Procedures.
           (1) The Registrant has polices and procedures (the "Policy") for the pre-approval by the Registrant's Audit Committee of Audit, Audit-Related, Tax and Other Services (as each is defined in the Policy) provided by the Trust's independent auditor (the "Independent Auditor") to the Registrant and other "Covered Entities" (as defined below). The term of any such pre-approval is 12 months from the date of pre-approval, unless the Audit Committee specifically provides for a different period. The amount of any such pre-approval is set forth in the appendices to the Policy (the "Service Pre-Approval Documents"). At its first meeting of each calendar year, the Audit Committee will review and re-approve the Policy and approve or re-approve the Service Pre-Approval Documents for that year, together with any changes deemed necessary or desirable by the Audit Committee. The Audit Committee may, from time to time, modify the nature of the services pre-approved, the aggregate level of fees pre-approved or both.

           For the purposes of the Policy, "Covered Services" means (A) all engagements for audit and non-audit services to be provided by the Independent Auditor to the Trust and (B) all engagements for non-audit services related directly to the operations and financial reporting or the Trust to be provided by the Independent Auditor to any Covered Entity, "Covered Entities" means (1) the Advisor or (2) any entity controlling, controlled by or under common control with the Advisor that provides ongoing services to the Trust.

           In the intervals between the scheduled meetings of the Audit Committee, the Audit Committee delegates pre-approval authority under this Policy to the Chairman of the Audit Committee (the "Chairman"). The Chairman shall report any pre-approval decisions under this Policy to the Audit Committee at its next scheduled meeting. At each scheduled meeting, the Audit Committee will review with the Independent Auditor the Covered Services pre-approved by the Chairman pursuant to delegated authority, if any, and the fees related thereto. Based on these reviews, the Audit Committee can modify, at its discretion, the pre-approval originally granted by the Chairman pursuant to delegated authority. This modification can be to the nature of services pre-approved, the aggregate level of fees approved, or both. Pre-approval of Covered Services by the Chairman pursuant to delegated authority is expected to be the exception rather than the rule and the

2

Audit Committee may modify or withdraw this delegated authority at any time the Audit Committee determines that it is appropriate to do so.

           Fee levels for all Covered Services to be provided by the Independent Auditor and pre-approved under this Policy will be established annually by the Audit Committee and set forth in the Service Pre-Approval Documents. Any increase in pre-approved fee levels will require specific pre-approval by the Audit Committee (or the Chairman pursuant to delegated authority).

     The terms and fees of the annual Audit services engagement for the Trust are subject to the specific pre-approval of the Audit Committee. The Audit Committee (or the Chairman pursuant to delegated authority) will approve, if necessary, any changes in terms, conditions or fees resulting from changes in audit scope, Trust structure or other matters.

           In addition to the annual Audit services engagement specifically approved by the Audit Committee, any other Audit services for the Trust not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Audit-Related services are assurance and related services that are not required for the audit, but are reasonably related to the performance of the audit or review of the financial statements of the Registrant and, to the extent they are Covered Services, the other Covered Entities (as defined in the Joint Audit Committee Charter) or that are traditionally performed by the Independent Auditor. Audit-Related services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           The Audit Committee believes that the Independent Auditor can provide Tax services to the Covered Entities such as tax compliance, tax planning and tax advice without impairing the auditor’s independence. However, the Audit Committee will not permit the retention of the Independent Auditor in connection with a transaction initially recommended by the Independent Auditor, the sole business purpose of which may be tax avoidance and the tax treatment of which may not be supported in the Internal Revenue Code and related regulations. Tax services that are Covered Services and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           All Other services that are covered and are not listed in the Service Pre-Approval Document for the respective period must be specifically pre-approved by the Audit Committee (or the Chairman pursuant to delegated authority).

           Requests or applications to provide Covered Services that require approval by the Audit Committee (or the Chairman pursuant to delegated authority) must be submitted to the Audit Committee or the Chairman, as the case may be, by both the Independent Auditor and the Chief Financial Officer of the respective Covered Entity, and must include a joint statement as to whether, in their view, (a) the request or application is consistent with the rules of the Securities and Exchange Commission ("SEC") on auditor independence and (b) the requested service is or is not a non-audit service prohibited by the SEC. A request or application submitted to the Chairman between scheduled meetings of the Audit Committee should include a discussion as to why approval is being sought prior to the next regularly scheduled meeting of the Audit Committee.

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           (2) None of the services described in each of Items 4(b) through (d) were approved by the Audit Committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f)      Not applicable.

(g)      The aggregate non-audit fees billed by the Trust's accountant for services rendered to the Trust, the Advisor (except for any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) or any entity controlling, controlled by, or under common control with the Advisor that provides ongoing services to the registrant that directly impacted the Trust for each of the last two fiscal years were $11,400 for the fiscal year ended December 31, 2004 and $17,200 for the fiscal year ended December 31, 2003.

(h)      Not applicable.

Item 5. Audit Committee of Listed Registrants.
The Registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Securities Exchange Act of 1934. The Audit Committee of the Registrant is comprised of: Dr. Andrew F. Brimmer; Richard E. Cavanagh; Kent Dixon and Frank Fabozzi.

Item 6. Schedule of Investments.
The Registrant’s Schedule of Investments is included as part of the Report to Shareholders filed under Item 1 of this form.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
The Registrant has delegated the voting of proxies relating to its voting securities to its investment advisor, BlackRock Advisors, Inc. (the "Advisor") and its sub-advisor, BlackRock Financial Management, Inc. (the "Sub-Advisor"). The Proxy Voting Policies and Procedures of the Advisor and Sub-Advisor (the "Proxy Voting Policies") are attached as an Exhibit 99.PROXYPOL hereto.

Item 8. Portfolio Managers of Closed-End Management Investment Companies
Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Companies and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11. Controls and Procedures.

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(a) The Registrant's principal executive officer and principal financial officer have evaluated the Registrant's disclosure controls and procedures as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures are effective, as of such date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The Registrant's principal executive officer and principal financial officer are aware of no changes in the Registrant's internal control over financial reporting that occurred during the Registrant's last fiscal half-year that has materially affected, or is reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 12. Exhibits.

(a) (1) Code of Ethics attached as EX-99.CODE ETH.

(a) (2) Separate certifications of Principal Executive and Financial Officers pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 attached as EX-99.CERT.

(a) (3) Not applicable.

(b) Certification of Principal Executive and Financial Officers pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 furnished as EX-99.906CERT.

Proxy Voting Policies attached as EX-99.PROXYPOL.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	BlackRock New York Insured Municipal 2008 Term Trust, Inc.

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Treasurer
Date:	September 15, 2005

           Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Robert S. Kapito

Name:	Robert S. Kapito
Title:	Treasurer
Date:	September 15, 2005

By:	/s/ Henry Gabbay

Name:	Henry Gabbay
Title:	Principal Financial Officer
Date:	September 15, 2005

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